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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



GE Investments Funds, Inc.

Income Fund




Semi-Annual Report

JUNE 30, 2007


[GE logo omitted]

GE Investments Funds, Inc.
Income Fund                                                             Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..............................     2

NOTES TO SCHEDULE OF INVESTMENTS ........................................    15

FINANCIAL STATEMENTS

     Financial Highlights ...............................................    16

     Statement of Assets and Liabilities ................................    17

     Statement of Operations ............................................    18

     Statements of Changes in Net Assets ................................    19

     Notes to Financial Statements ......................................    20

ADDITIONAL INFORMATION ..................................................    26

INVESTMENT TEAM .........................................................    29



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
-------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Lehman Brothers Aggregate Bond Index (LB Aggregate) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Income Fund
--------------------------------------------------------------------------------


THE INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, MARK DELANEY, WILLIAM M. HEALEY, JAMES F. PALMIERI AND VITA MARIE PIKE. AS LEAD PORTFOLIO MANAGER FOR THE INCOME FUND, MR. COLONNA (PICTURED BELOW) HAS OVERSIGHT AUTHORITY BUT DOES NOT POSSESS THE POWER TO VETO THE INVESTMENT DECISIONS OF HIS CO-MANAGERS.

PAUL M. COLONNA IS AN EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

MARK DELANEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE JOINING GE ASSET MANAGEMENT IN APRIL 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS A SENIOR PORTFOLIO MANAGER AT SMITH GRAHAM SINCE AUGUST 1994.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

JAMES F. PALMIERI IS AN ASSISTANT PORTFOLIO MANAGER OF GEAM. SINCE MARCH 2006, HE HAS MANAGED THE MORTGAGE-BACKED SECURITIES SECTOR FOR THE S&S INCOME FUND. PRIOR TO JOINING GEAM, MR. PALMIERI WAS A DIRECTOR OF INVESTMENTS FOR CONSTITUTION CORPORATE FEDERAL CREDIT UNION FROM FEBRUARY 2005 TO MARCH 2006 AND A PORTFOLIO MANAGER FOR CIGNA INVESTMENT MANAGEMENT FROM JANUARY 2000 TO FEBRUARY 2005.

VITA MARIE PIKE IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE JUNE 2004. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, SHE WAS WITH ALLIANCE CAPITAL FOR OVER NINE YEARS SERVING IN A NUMBER OF DIFFERENT CAPACITIES INCLUDING PORTFOLIO MANAGER.

Q. HOW DID THE INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Income Fund returned 1.02%. The Lehman Brothers Aggregate Bond Index, the Fund's benchmark, returned 0.98% and the Fund's Lipper peer group of 62 Intermediate Investment Grade Debt Funds returned an average of 0.63% for the same period.

[photo omitted]

                                                                             Q&A


Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE SIX-MONTH PERIOD ENDING JUNE 30, 2007.

A. After slumping to a 0.7% growth rate (annualized) in the first quarter, U.S. GDP bounced back in the second quarter with a median estimate of 3.0% (Bloomberg survey of leading economists' forecast). The soft housing market weighed heavily on the economy and there was a curtailment in inventory building in the first quarter of 2007. Employment growth remained healthy through the first half. Monthly change in non-farm payrolls averaged 145,000 for the first six months. Inflation drifted lower but remains on the high side of the Fed's 1-2% comfort zone. The latest reading for the year-over year Personal Consumption Expenditure Core Price Index (the Fed's preferred measure) was 1.9%.

    The Federal Reserve maintained the fed funds target at 5.25% at each of its first four meetings this year. Worries over the sub-prime loan market and a mid-February drop in the Chinese stock market sent risk premiums higher. Investors quickly started building in expectations for rate cuts from the Fed. As GDP growth came back in the second quarter accompanied by the Fed's stated emphasis on inflation risk, expectations for rate cuts disappeared. By June end, market pricing implied no changes in fed funds through year-end.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Sector allocation was the most positive contributor to Fund performance. The Fund's exposure to high yield, which in general outperformed the benchmark by nearly 2%, was the main driver of positive relative return. Specific security selection within BBB-rated corporate bonds also added value. Duration positioning added slightly to relative performance.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007

---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,010.17                          3.01
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.58                          3.01
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.60% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 1.02%.

Income Fund                                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                  Income Fund             LB Aggregate Bond Index

06/97              $10,000.00                   $10,000.00
12/97               10,588.61                    10,636.34
12/98               11,430.18                    11,560.26
12/99               11,267.22                    11,465.32
12/00               12,477.30                    12,798.28
12/01               13,404.01                    13,878.90
12/02               14,729.02                    15,302.19
12/03               15,259.26                    15,930.26
12/04               15,781.12                    16,621.44
12/05               16,102.64                    17,025.10
12/06               16,806.51                    17,762.93
06/07               16,977.43                    17,936.58

Income Fund (ending value $16,977)
LB Aggregate Bond Index (ending value $17,937)


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
-----------------------------------------------------------------------------

                                 SIX         ONE        FIVE        TEN
                               MONTHS       YEAR        YEAR       YEAR
-----------------------------------------------------------------------------
Income Fund                    1.02%       5.88%       4.04%       5.44%
-----------------------------------------------------------------------------
LB Aggregate Bond Index        0.98%       6.12%       4.48%       6.02%
-----------------------------------------------------------------------------
Lipper peer group average*     0.63%       5.51%       4.43%       5.60%
-----------------------------------------------------------------------------
Inception date               1/3/95
-----------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances.


QUALITY RATINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

MOODY'S/S&P/                                 PERCENTAGE OF
FITCH RATING**                               MARKET VALUE
--------------------------------------------------------------------------------
Aaa / AAA                                       77.54%
--------------------------------------------------------------------------------
Aa / AA                                          4.39%
--------------------------------------------------------------------------------
A / A                                            3.34%
--------------------------------------------------------------------------------
Baa / BBB                                        5.65%
--------------------------------------------------------------------------------
Ba / BB and lower                                9.08%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $186,200 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Mortgage-Backed 34.9%
Asset-Backed and Other 27.8%
Corporate Notes 21.0%
U.S. Treasuries 13.6%
Federal Agencies 2.7%

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 62, 62, 45 AND 16 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
   RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

*** LESS THAN 0.01%

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                   INCOME FUND
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 106.9%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 18.6%

U.S. Treasury Bonds
   4.50%    02/15/36            $    135,000  $    122,353(h)
   4.75%    02/15/37               4,411,000     4,161,514(h)
U.S. Treasury Notes
   4.50%    04/30/12               1,120,000     1,099,381(h)
   4.63%    11/15/09 - 02/15/17   10,639,000    10,373,947(h)
   4.75%    05/31/12               2,211,000     2,193,843(h)
   4.88%    05/31/09               7,436,000     7,435,033(h)
                                                25,386,071

FEDERAL AGENCIES -- 3.7%

Federal Home Loan Mortgage Corp.
   4.75%    03/05/12               2,280,000     2,228,388(h)
   4.88%    02/09/10               1,805,000     1,791,511(h)
   5.00%    02/16/17               1,025,000       989,959(h)
                                                 5,009,858

AGENCY MORTGAGE BACKED -- 25.9%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 02/01/35      282,089       256,767(f)
   5.00%    07/01/35 - 10/01/35      454,756       427,413(f)
   5.50%    05/01/20                  71,820        70,794(f)
   6.00%    04/01/17 - 05/01/35      981,656       979,403(f)
   6.50%    01/01/27 - 08/01/36      596,454       604,629(f)
   7.00%    10/01/16 - 08/01/36      221,713       228,374(f)
   7.50%    11/01/09 - 09/01/33       26,296        27,275(f)
   8.00%    09/01/09 - 11/01/30       25,332        26,569(f)
   8.50%    04/01/30 - 05/01/30       28,075        30,069(f)
Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19      276,365       256,114(f)
   4.50%    05/01/18 - 12/01/34    1,600,884     1,511,901(f)
   5.00%    03/01/34 - 01/01/37      597,332       561,490(f)
   5.26%    04/01/37                 159,115       157,184(g)
   5.44%    04/01/37                  14,332        14,244(g)
   5.50%    12/01/13 - 12/01/35      751,285       736,148(f)
   5.53%    04/01/37                 200,647       199,786(g)
   5.56%    03/01/37                  13,715        13,667(g)
   5.62%    04/01/37                 356,223       355,374(g)
   5.64%    06/01/37                 264,736       264,328(g)
   5.67%    05/01/37                  99,732        99,580(g)
   5.69%    04/01/37                 129,612       129,557(g)
   5.71%    04/01/37                 512,492       512,447(g)
   5.85%    06/01/37                 319,990       320,970(g)
   6.00%    06/01/14 - 07/01/35    1,755,565     1,744,384(f)
   6.50%    07/01/17 - 02/01/37    2,109,889     2,140,418(f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

   7.00%    03/01/15 - 06/01/36  $   728,979  $    752,154 (f)
   7.50%    12/01/09 - 03/01/34      189,950       197,740 (f)
   8.00%    12/01/12 - 11/01/33      138,845       146,320 (f)
   8.50%    05/01/31                   6,142         6,593 (f)
   9.00%    04/01/16 - 12/01/22       23,869        25,314 (f)
   5.00%    TBA                    7,611,190     7,172,892 (b)
   5.50%    TBA                    8,459,000     8,213,026 (b)
   6.00%    TBA                    3,470,000     3,432,045 (b)
   6.50%    TBA                    1,735,000     1,751,266 (b)
Government National Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34      508,903       469,252 (f)
   6.00%    04/15/27 - 09/15/36      523,428       522,230 (f)
   6.13%    11/20/22 - 12/20/24        7,578         7,662(f,g)
   6.38%    02/20/23 - 02/20/26       16,253        16,401(f,g)
   6.50%    04/15/19 - 08/15/36      464,263       472,538 (f)
   7.00%    03/15/12 - 10/15/36      318,980       329,366 (f)
   7.50%    11/15/31 - 10/15/33       10,768        11,261 (f)
   8.00%    12/15/29                   3,710         3,938 (f)
   8.50%    10/15/17                  23,184        24,668 (f)
   9.00%    11/15/16 - 12/15/21       58,342        62,691 (f)
   5.50%    TBA                       35,000        33,961 (b)
                                                35,320,203

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.2%

Federal Home Loan Mortgage Corp.
   1.13%    04/15/37                 522,340        24,612(e,g)
   1.33%    10/15/18 - 04/25/37      806,135        38,672(e,f,g)
   1.43%    05/15/37                 724,565        33,794(e,g)
   1.83%    12/15/30                 947,873        39,544(e,f,g)
   1.88%    09/15/36                 503,159        34,278(e,g)
   2.46%    09/15/36                 446,511        39,767(e,f,g)
   3.98%    12/15/33                 150,000       112,578(f,g)
   4.50%    04/15/13 - 03/15/19      737,057        69,438(e,f)
   5.00%    12/15/13 - 12/01/34    4,775,963       974,826(e,f)
   5.50%    04/15/17 - 06/15/33      576,801       115,432(e,f)
   5.50%    04/15/26 - 12/15/36    1,603,675     1,579,700
   6.00%    03/15/28                 457,928       461,097
   7.50%    01/15/16                  51,111        52,526 (f)
   7.50%    07/15/27                  14,779         3,091(e,f)
   8.00%    02/01/23 - 07/01/24        7,349         1,869(e,f)
   8.25%    06/01/26                  60,000        74,895(f,i)
   24.46%   09/25/43               1,750,891        19,365(c,e,f,g)
Federal Home Loan Mortgage
   Corp. REMICS
   6.00%    01/15/30                 510,000       514,482
Federal Home Loan
   Mortgage STRIPS
   7.24%    08/01/27                   1,791         1,397(c,d,f)
Federal National Mortgage Assoc
   STRIPS (Class 1)
   5.23%    11/01/34                 378,839       266,586(c,d,f)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc
   STRIPS (Class 2)
   7.50%    11/01/23            $     45,065  $     12,344(e,f)
   8.00%    08/01/23 - 07/01/24       15,916         4,031(e,f)
   8.50%    07/25/22                     758           164(e,f)
   9.00%    05/25/22                     490           103(e,f)
Federal National Mortgage Assoc.
   1.13%    05/25/37 - 06/25/37    6,167,938       305,976(e,g)
   1.19%    12/25/42                 117,841         3,903(e,f,g)
   1.45%    03/25/37                 411,897        25,661(e,g)
   1.68%    10/25/29                 500,325        24,734(e,f,g)
   1.78%    12/25/30                 480,189        21,983(e,f,g)
   1.88%    06/25/36 - 07/25/37    5,893,352       392,332(e,f,g)
   2.18%    05/25/18                 839,808        50,565(e,f,g)
   2.28%    09/25/42               1,227,180        65,194(e,f,g)
   2.33%    04/25/17 - 10/25/17    1,062,926        59,944(e,f,g)
   2.38%    08/25/16                 308,962        12,266(e,f,g)
   2.78%    06/25/42                 422,925        25,965(e,f,g)
   4.00%    02/25/28                  25,111        24,593 (f)
   4.50%    05/25/18                 135,542        12,453(e,f)
   4.75%    11/25/14                  71,993         3,892(e,f)
   5.00%    08/25/17 - 02/25/32      204,832        22,761(e,f)
   5.50%    03/25/29 - 03/25/33      545,000       540,928
   8.00%    07/25/14                 119,839       121,130 (f)
Federal National Mortgage
   Assoc. (Class 2)
   5.50%    12/01/33 - 05/25/37       99,313        25,859 (e)
Federal National Mortgage
   Assoc. (Class S)
   1.78%    02/25/31                 450,926        21,023(e,f,g)
Federal National Mortgage
   Assoc. REMIC
   1.88%    01/25/37               1,209,658        76,741(e,f,g)
   4.50%    11/25/13                 166,374         6,216(e,f)
   4.91%    03/25/31                 438,578       413,370(f,g)
   5.00%    10/25/22                 129,879        20,924(e,f)
   7.00%    09/25/20                   1,000         1,006 (f)
Federal National Mortgage
   Assoc. REMIC (Class B)
   6.13%    12/25/22                     474           391(c,d,f)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                       7            52(e,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00% 05/25/22                      11           289(e,f)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   5.00%    08/01/34               1,296,348       337,456 (e)
                                                 7,092,198

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 12.3%

BA Credit Card Trust
   5.32%    08/15/12              $3,500,000  $  3,500,000(f,g)
Bank One Issuance Trust
   3.59%    05/17/10                  85,000        84,698(f)
Capital One Master Trust (Class C)
   6.70%    06/15/11                 200,000       202,348(a,f)
Carmax Auto Owner Trust
   4.35%    03/15/10                 131,000       129,678(f)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   5.60%    02/25/33                  75,075        75,100(f,g)
   5.75%    05/25/32                  32,000        30,096(f)
Citibank Credit Card Issuance Trust
   4.45%    04/07/10                 274,000       271,656(f)
Countrywide Asset-Backed
   Certificates
   5.75%    05/25/33                  18,750        18,759(f,g)
GSAA Trust
   5.38%    10/25/36               1,460,213     1,460,209(f,g)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%    10/15/10                 146,000       144,251(f)
JP Morgan Mortgage
   Acquisition Corp.
   5.47%    03/01/37               1,000,000       999,440(g)
Mid-State Trust
   7.54%    07/01/35                   2,634         2,779(f)
Option One Mortgage Loan Trust
   5.45%    06/25/37               1,000,000     1,000,554(g)
Peco Energy Transition Trust
   6.52%    12/31/10                 192,000       197,625(f)
Residential Asset Securities Corp.
   5.82%    07/25/32                   9,155         9,157(f,g)
Superior Wholesale Inventory
   Financing Trust (Class A)
   5.50%    06/15/10               2,000,000     2,004,965(f,g)
Swift Master Auto Receivables
   Trust (Class A)
   5.42%    06/15/12               1,500,000     1,500,000(g)
Volkswagen Auto Lease
   Trust (Class A)
   3.94%    10/20/10                  88,000        87,727(f)
Washington Mutual Master
   Note Trust
   5.35%    05/15/14               5,000,000     5,000,000(a,g)
Wells Fargo Home Equity Trust
   3.97%    05/25/34                  62,968        61,151(f,g)
                                                16,780,193


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE NOTES -- 27.3%

Abbey National PLC
   7.95%    10/26/29                $200,000  $    239,851(f)
AES Eastern Energy LP
   9.67%    01/02/29                 150,000       187,055(f)
AES Ironwood LLC
   8.86%    11/30/25                 260,071       288,679(f)
Air Jamaica Ltd.
   9.38%    07/08/15                 130,000       139,100(a,f)
Allied World Assurance Holdings Ltd.
   7.50%    08/01/16                 110,000       115,673(f)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                  90,000        86,444(f)
American International Group, Inc.
   6.25%    05/01/36                 155,000       157,754(f)
American Railcar Industries, Inc.
   7.50%    03/01/14                  60,000        59,700(f)
Amgen Inc.
   5.85%    06/01/17                 165,000       162,307(a,f)
Aramark Corp.
   8.50%    02/01/15                 135,000       137,363(a,f)
Arizona Public Service Co.
   6.25%    08/01/16                 165,000       165,776(f)
BAC CAP TRUST V
   5.63%    03/08/35                 180,000       160,562(f)
Banco Santander Chile
   5.38%    12/09/14                 215,000       209,728(a,f)
BanColombia S.A.
   6.88%    05/25/17                  80,000        77,500(f)
Basell AF SCA
   8.38%    08/15/15                 375,000       359,063(a)
BellSouth Corp.
   4.20%    09/15/09                 100,000        97,321(f)
   6.55%    06/15/34                 185,000       184,358(f)
Bertin Ltd.
   10.25%   10/05/16                 100,000       109,500(a,f)
BJ Services Co.
   5.75%    06/01/11                 165,000       164,541(f)
Bristol-Myers Squibb Co.
   5.88%    11/15/36                 100,000        94,116(f)
British Telecommunications PLC
   8.63%    12/15/10                  65,000        71,048(f)
Cablevision Systems Corp.
   8.00%    04/15/12                  50,000        49,375(f)
Capital One Bank
   6.50%    06/13/13                  75,000        76,923(f)
Carolina Power & Light Co.
   5.15%    04/01/15                  80,000        76,715(f)
   5.70%    04/01/35                  45,000        41,904(f)
   6.13%    09/15/33                 235,000       232,615(f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Chaoda Modern Agriculture
   7.75%    02/08/10                $130,000  $    120,900(a,f)
Chesapeake Energy Corp.
   6.63%    01/15/16                 180,000       173,250(a,f)
Chubb Corp.
   6.00%    05/11/37                 140,000       133,872(f)
CIT Group, Inc.
   5.13%    09/30/14                  50,000        46,866(f)
Citigroup, Inc.
   5.13%    02/14/11                 220,000       217,250(f)
Citizens Communications Co.
   7.13%    03/15/19                 450,000       425,250(f)
Clarendon Alumina Production Ltd.
   8.50%    11/16/21                 255,000       270,300(a,f)
Clear Channel Communications, Inc.
   4.25%    05/15/09                  90,000        86,984(f)
   4.50%    01/15/10                 390,000       372,661(f)
CMS Energy Corp.
   7.75%    08/01/10                 130,000       135,185(f)
Commonwealth Bank of Australia
   6.02%    03/29/49                 160,000       156,200(a,f,g)
Constellation Brands, Inc.
   7.25%    05/15/17                 275,000       268,125(a,f)
Consumers Energy Co.
   5.15%    02/15/17                 125,000       117,478(f)
Corrections Corp of America
   7.50%    05/01/11                 165,000       167,269(f)
COX Communications, Inc.
   7.13%    10/01/12                 220,000       232,204(f)
   7.75%    11/01/10                 130,000       138,202(f)
CRH America, Inc.
   6.00%    09/30/16                 110,000       108,762(f)
CSC Holdings, Inc. (Series B)
   8.13%    07/15/09                 205,000       209,100(f)
CSX Corp.
   6.15%    05/01/37                 165,000       158,095(f)
CSX Transportation, Inc.
   9.75%    06/15/20                 105,000       134,177(f)
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                 110,000       108,567(f)
DBS Bank Ltd.
   5.00%    11/15/19                 235,000       221,096(a,f,g)
Deluxe Corp.
   3.50%    10/01/07                 300,000       297,000
Denny's Holdings Inc.
   10.00%   10/01/12                 300,000       316,500
Dex Media West LLC
   8.50%    08/15/10                 460,000       476,675
Dillard's, Inc.
   6.63%    11/15/08                 390,000       390,975
Dominion Resources, Inc. (Series B)
   6.30%    09/30/66                 395,000       395,552(f,g)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Dover Corp.
   6.50%    02/15/11              $   90,000  $     92,589(f)
   6.65%    06/01/28                  60,000        63,645(f)
Duke Energy Corp.
   5.38%    01/01/09                  50,000        49,883(f)
Dynegy Holdings Inc.
   7.75%    06/01/19                 260,000       241,800(a)
Echostar DBS Corp.
   7.00%    10/01/13                 460,000       453,100(f)
Edison Mission Energy
   7.00%    05/15/17                 300,000       282,750(a)
EI Du Pont de Nemours & Co.
   4.88%    04/30/14                 110,000       104,376(f)
El Paso Electric Co.
   6.00%    05/15/35                  90,000        83,934
Embarq Corp.
   7.08%    06/01/16                 165,000       165,758(f)
Empresa Energetica de Sergipe and
   Sociedade Anonima de Eletrificaao
   da Paraiba
   10.50%   07/19/13                 115,000       128,225(a,f)
Equistar Chemicals LP
   8.75%    02/15/09                 260,000       269,100
Federated Retail Holdings Inc.
   5.35%    03/15/12                 220,000       215,963
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                 225,000       230,718(f)
Freescale Semiconductor Inc.
   8.88%    12/15/14                 300,000       286,500(a)
Galaxy Entertainment Finance
   Company Ltd.
   9.88%    12/15/12                 100,000       108,125(f)
Gaz Capital for Gazprom
   6.51%    03/07/22                 335,000       330,645(a)
Georgia Gulf Corp.
   9.50%    10/15/14                 115,000       114,425
Globo Comunicacoes e
   Participacoes S.A.
   7.25%    04/26/22                 100,000        96,625(a)
GMAC LLC
   5.13%    05/09/08                 390,000       385,129
   5.85%    01/14/09                 160,000       157,686
Goldman Sachs Group, Inc.
   6.60%    01/15/12                 705,000       730,930(f)
   6.88%    01/15/11                 220,000       228,966
GTE Corp.
   6.94%    04/15/28                 240,000       245,636(f)
Harrah's Operating Company, Inc.
   5.38%    12/15/13                 220,000       186,450
HCA Inc.
   9.13%    11/15/14                 390,000       409,988(a,f)
Hexion US Finance Corp.
   9.75%    11/15/14                 260,000       269,100

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Hospira, Inc.
   5.55%    03/30/12                $160,000  $    158,155
HSBC Bank USA NA
   4.63%    04/01/14                 150,000       140,174
HSBC Capital Funding LP (Series 1)
   9.55%    12/31/49                  65,000        71,777(a,f,g)
HSBC Finance Corp.
   6.75%    05/15/11                  95,000        98,485
HSBC Holdings PLC
   6.50%    05/02/36                 100,000       102,669(f)
Hutchison Whampoa Finance CI Ltd.
   (Series C)
   7.50%    08/01/27                 285,000       313,860(a,f)
Hydro Quebec
   8.50%    12/01/29                  75,000       100,712(f)
Idearc, Inc.
   8.00%    11/15/16                 260,000       262,600
IIRSA Norte Finance Ltd.
   8.75%    05/30/24                 149,868       173,847(a,f)
Industrias Unidas S.A.
   11.50%   11/15/16                 140,000       147,350(a,f)
ING Capital Funding TR III
   8.44%    12/29/49                 175,000       190,012(g)
ING Groep N.V.
   5.78%    12/29/49                 185,000       178,352(g)
Inmarsat Finance PLC
   7.25%    11/15/12                 335,000       319,506(c,i)
International Steel Group Inc.
   6.50%    04/15/14                 145,000       147,359
Interoceanica IV Finance Ltd.
   4.19%    11/30/18                 150,000        93,435(a,c)
   4.23%    11/30/25                 150,000        69,375(a,c)
IPSCO, Inc.
   8.75%    06/01/13                 120,000       127,125
iStar Financial, Inc. (REIT)
   7.00%    03/15/08                  40,000        40,324(f)
JBS S.A.
   9.38%    02/07/11                 140,000       144,900
JP Morgan Chase & Co.
   7.00%    11/15/09                 195,000       201,493(f)
JP Morgan Chase Bank
   5.88%    06/13/16                 275,000       274,506
Kansas Gas & Electric
   5.65%    03/29/21                 105,000       100,734(f)
Kazkommerts International BV
   7.00%    11/03/09                 170,000       170,646(a)
Landsbanki Islands
   6.06%    08/25/09                 170,000       171,766(a,f,g)
Libbey Glass Inc.
   12.38%   06/01/11                 145,000       160,225(g)
Lippo Karawaci Finance BV
   8.88%    03/09/11                 150,000       149,383


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

Lloyds TSB Group PLC
   6.27%    12/31/49                $100,000  $     94,868(a,f,g)
Lukoil International Finance BV
   6.36%    06/07/17                 110,000       106,370(a)
Majestic Star Casino LLC
   9.50%    10/15/10                 300,000       312,000(f)
Marfrig Overseas Ltd.
   9.63%    11/16/16                 140,000       146,300(a)
Markel Corp.
   7.35%    08/15/34                  60,000        61,986(f)
MBIA, Inc.
   5.70%    12/01/34                  90,000        82,689
Mediacom LLC
   9.50%    01/15/13                 230,000       235,175(f)
Merck & Company, Inc.
   5.75%    11/15/36                  70,000        65,349(f)
Metropolitan Life Global Funding I
   4.25%    07/30/09                 185,000       181,196(a,f)
MGM Mirage
   7.50%    06/01/16                 170,000       161,288
Midamerican Energy Holdings Co.
   6.13%    04/01/36                 115,000       111,102(f)
Mizuho Financial Group Cayman Ltd.
   8.38%    12/29/49                  75,000        78,314
Mohegan Tribal Gaming Authority
   6.38%    07/15/09                  20,000        19,800
   8.00%    04/01/12                 270,000       278,775(f)
MUFG Capital Finance 1 Ltd.
   6.35%    07/29/49                 100,000        98,145(f,g)
Munich Re America Corp. (Series B)
   7.45%    12/15/26                 105,000       116,822(f)
NAK Naftogaz Ukrainy
   8.13%    09/30/09                 100,000        99,969
Nakilat Inc.
   6.07%    12/31/33                 215,000       201,468(a,f)
   6.27%    12/31/33                 130,000       123,466(a,f)
Nelnet, Inc.
   5.13%    06/01/10                 205,000       197,643(f)
Nevada Power Co. (Series N)
   6.65%    04/01/36                  75,000        75,249(f)
Nexen Inc.
   6.40%    05/15/37                 230,000       220,610
Nisource Finance Corp.
   5.45%    09/15/20                 165,000       150,046(f)
   7.88%    11/15/10                  50,000        53,410(f)
Norfolk Southern Corp.
   8.63%    05/15/10                 155,000       167,294(f)
Norfolk Southern Railway Co.
   9.75%    06/15/20                 170,000       218,111(f)
Nortel Networks Ltd.
   10.75%   07/15/16                 130,000       143,650(a,f)
Northeast Utilities (Series B)
   3.30%    06/01/08                 235,000       229,840(f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Northern States Power Co.
   6.25%    06/01/36               $  65,000  $     66,248(f)
NorthWestern Corp.
   5.88%    11/01/14                  85,000        82,487(f)
Ohio Power Co. (Series E)
   6.60%    02/15/33                  65,000        67,264(f)
ONEOK Partners LP
   5.90%    04/01/12                 110,000       110,626(f)
OPTI Canada Inc.
   8.25%    12/15/14                 265,000       268,975(a,f)
Orion Power Holdings Inc.
   12.00%   05/01/10                 260,000       293,800
Owens Brockway Glass
   Container Inc.
   8.88%    02/15/09                 210,000       213,675
Pacific Bell
   7.13%    03/15/26                  85,000        89,674(f)
Pacific Gas & Electric Co.
   5.80%    03/01/37                 105,000        98,017
PanAmSat Corp.
   9.00%    08/15/14                 240,000       250,200(f)
Pemex Finance Ltd.
   9.03%    02/15/11                  48,750        51,600(f)
Pemex Project Funding Master Trust
   6.13%    08/15/08                 265,000       266,031(f)
   7.38%    12/15/14                  30,000        32,540(f)
   7.88%    02/01/09                  65,000        67,204
Petrobras International Finance Co.
   6.13%    10/06/16                 110,000       107,800(f)
Playtex Products, Inc.
   8.00%    03/01/11                 130,000       133,900(f)
PNC Preferred Funding Trust I
   6.52%    12/31/49                 225,000       227,612(a,g)
Potomac Edison Co.
   5.35%    11/15/14                  95,000        91,991(f)
Prudential Financial, Inc.
   5.70%    12/14/36                 165,000       152,276(f)
   6.10%    06/15/17                 105,000       106,184
Puget Sound Energy, Inc.
   3.36%    06/01/08                 125,000       122,597(f)
   5.48%    06/01/35                 110,000        96,595(f)
Puget Sound Energy, Inc. (Series A)
   6.97%    06/01/67                 210,000       210,000(g)
Pulte Homes, Inc.
   4.88%    07/15/09                 130,000       126,039(f)
Quebecor World Capital Corp.
   4.88%    11/15/08                 390,000       378,300
Rabobank Capital Funding Trust
   5.25%    12/29/49                 130,000       121,721(a,f,g)
Rede Empresas de Energia
   Eletrica S.A.
   11.13%   04/02/49                 150,000       155,625(a)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Reichhold Industries, Inc.
   9.00%    08/15/14                $130,000  $    132,600(a,f)
Reliant Energy, Inc.
   7.88%    06/15/17                 100,000        97,250
Residential Capital LLC
   6.38%    06/30/10                 220,000       216,959
   6.46%    04/17/09                 220,000       219,635 (g)
Resona Bank Ltd.
   5.85%    09/29/49                 215,000       205,566(a,f,g)
Rock-Tenn Co.
   8.20%    08/15/11                 285,000       293,550
Rouse Company LP (REIT)
   6.75%    05/01/13                 165,000       164,853(a,f)
Royal Bank of Scotland Group PLC
   5.00%    10/01/14                 115,000       110,062 (f)
RSHB Capital S.A.
   6.30%    05/15/17                 100,000        97,880 (a)
Sabine Pass LNG LP
   7.25%    11/30/13                 185,000       183,613 (a)
   7.50%    11/30/16                 265,000       263,675 (a)
Security Benefit Life Insurance
   8.75%    05/15/16                 120,000       137,651 (a)
Seitel, Inc.
   9.75%    02/15/14                 300,000       297,000 (a)
Sierra Pacific Resources
   8.63%    03/15/14                 450,000       482,990
Simon Property Group, L.P. (REIT)
   4.60%    06/15/10                 115,000       111,977 (f)
Skandinaviska Enskilda Banken AB
   7.50%    03/29/49                 250,000       259,108(a,f,g)
SLM Corp.
   4.50%    07/26/10                 390,000       360,750
   5.66%    01/27/14                 342,000       296,624 (g)
Southern Copper Corp.
   7.50%    07/27/35                 145,000       155,192
Southern Natural Gas Co.
   5.90%    04/01/17                  75,000        72,541 (a)
Sovereign Capital Trust VI
   7.91%    06/13/36                 320,000       341,946 (f)
Sprint Capital Corp.
   7.63%    01/30/11                 660,000       694,943
Stallion Oilfield Finance Corp.
   9.75%    02/01/15                 260,000       265,200 (a)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                 210,000       204,120 (g)
Station Casinos Inc.
   7.75%    08/15/16                  20,000        19,800 (f)
Stewart Enterprises, Inc.
   6.25%    02/15/13                 135,000       129,938 (f)
Swift Energy Co.
   7.13%    06/01/17                 300,000       285,750

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Telecom Italia Capital S.A.
   6.20%    07/18/11                $195,000  $    197,569
Telefonica Emisiones SAU
   5.86%    02/04/13                 150,000       149,674
Tennessee Gas Pipeline Co.
   7.63%    04/01/37                  85,000        92,991
   8.38%    06/15/32                 110,000       128,986
Tesoro Corp.
   6.50%    06/01/17                  80,000        78,200(a)
Titan Petrochemicals Group Ltd.
   8.50%    03/18/12                 100,000        95,250(a)
TNK-BP Finance S.A.
   6.13%    03/20/12                 200,000       195,400(a)
   6.63%    03/20/17                 100,000        96,880(a)
Tronox Worldwide LLC
   9.50%    12/01/12                 180,000       187,650(f)
UBS Preferred Funding Trust I
   8.62%    10/29/49                 125,000       135,761(g)
United Overseas Bank Ltd.
   5.38%    09/03/19                 185,000       178,281(a,g)
Valspar Corp.
   5.63%    05/01/12                 110,000       108,596
VeraSun Energy Corp.
   9.38%    06/01/17                 290,000       269,700(a)
Verizon Global Funding Corp.
   7.25%    12/01/10                 220,000       231,877
Verizon Pennsylvania, Inc.
   8.35%    12/15/30                  70,000        80,511(f)
   8.75%    08/15/31                 110,000       133,241(f)
Vitro S.A. de C.V.
   8.63%    02/01/12                 100,000       101,500(a)
VTB Capital S.A.
   5.96%    08/01/08                 115,000       115,115(a,f,g)
Weatherford International, Inc.
   5.95%    06/15/12                 170,000       171,526(a)
Westar Energy, Inc.
   7.13%    08/01/09                  60,000        61,366(f)
Westlake Chemical Corp.
   6.63%    01/15/16                 250,000       236,875(f)
Windstream Corp.
   8.63%    08/01/16                 285,000       301,388
Wisconsin Electric Power
   5.70%    12/01/36                  40,000        37,651(f)
                                                37,171,359

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.5%

Banc of America Commercial
   Mortgage Inc.
   4.13%    07/10/42                 200,000       194,681(f)
   5.32%    10/10/11                 148,000       145,958(f)
   5.69%    03/10/17                 800,000       791,530(f)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Banc of America Commercial
   Mortgage Inc. (Class A)
   5.79%    05/11/35            $    289,169  $    291,358 (f)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.70%    04/10/17                 100,000        97,184 (f)
Banc of America Funding Corp.
   5.74%    03/20/36                  69,700        69,073(f,g)
   5.84%    02/20/36                 174,467       173,775(f,g)
Banc of America Mortgage
   Securities (Class B)
   5.38%    01/25/36                  74,614        72,545(f,g)
Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                  74,733        75,094 (f)
Bear Stearns Commercial
   Mortgage Securities
   5.48%    10/12/41                 245,000       243,005(f,g)
   5.53%    10/12/41                 245,000       241,418(f,g)
   6.02%    02/14/31                 300,000       301,597 (f)
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.66%    06/11/40                 600,000       600,537 (g)
CalSTRS Trust
   4.13%    11/20/12                 529,000       526,175(a,f)
Countrywide Alternative Loan Trust
   5.98%    05/25/36                  24,689        21,380(f,g)
   6.00%    03/25/36 - 08/25/36      132,399        93,597 (f)
Countrywide Alternative Loan
   Trust (Class B)
   6.00%    05/25/36 - 08/25/36       64,395        47,094 (f)
Countrywide Home Loan Mortgage
   Pass Through Trust
   5.47%    02/25/47                 209,737       207,630(f,g)
Countrywide Home Loan Mortgage
   Pass Through Trust (Class M)
   5.50%    12/25/35                  73,556        68,865 (f)
Credit Suisse Mortgage Capital
   Certificates
   5.47%    09/15/39                 217,000       210,547 (f)
Credit Suisse Mortgage Capital
   Certificates (Class C)
   5.65%    02/25/36                  39,396        37,516(f,g)
Crusade Global Trust (Class A)
   5.55%    09/18/34                 111,741       111,866(f,g)
CS First Boston Mortgage
   Securities Corp.
   1.56%    03/15/35               3,159,415       106,337(a,f,g)
   5.25%    08/25/34                  69,577        68,637 (f)
   5.33%    10/25/35                  74,047        68,443(f,g)
   5.75%    07/15/37               2,378,726        58,712(a,c,f,g)
   6.13%    04/15/37                 175,000       178,026 (f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CS First Boston Mortgage Securities
   Corp. (Class A)
   5.44%    09/15/34             $   200,000  $    198,574 (f)
   6.53%    06/15/34                 200,000       205,660 (f)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.18%    11/10/33                 184,733       192,172 (f)
First Union-Lehman Brothers-Bank
   of America
   6.56%    11/18/35                 118,378       118,841 (f)
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35                 313,979       315,879 (f)
   6.47%    04/15/34                 159,000       162,728 (f)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.71%    12/10/41               3,930,529        80,226(c,f,g)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                 301,000       297,657 (f)
Indymac INDA Mortgage Loan Trust
   5.15%    01/25/36                  99,828        95,975(f,g)
Indymac INDA Mortgage Loan
   Trust (Class B)
   5.15%    01/25/36                  99,828        98,124(f,g)
Indymac Index Mortgage Loan Trust
   5.36%    06/25/35                 117,928       115,831(f,g)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.27%    01/12/39               2,509,194        78,981(a,f,g)
   5.75%    02/12/49               1,100,000     1,089,858 (g)
   6.47%    11/15/35                 190,000       195,498 (f)
JP Morgan Mortgage Trust
   5.87%    04/25/37                 160,000       159,811 (g)
LB-UBS Commercial Mortgage Trust
   4.06%    09/15/27                 495,000       482,443(f,g)
   5.26%    09/15/39                 150,000       148,112 (f)
   5.42%    02/15/40                 800,000       773,365
   5.64%    01/18/12               3,234,344        79,947(c,f,g)
   6.23%    03/15/26                 130,000       131,259 (f)
   6.85%    10/15/35                 791,165        32,438(a,c,f,g)
   7.47%    03/15/36               3,189,295        88,277(a,c,f,g)
   7.49%    02/15/40               2,709,764        57,183(a,c,f,g)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%    12/15/30                 172,000       175,259 (f)
   6.65%    11/15/27                 144,000       148,575 (f)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                  34,000        35,262(a,f)
LB-UBS Commercial Mortgage
   Trust (Class X)
   5.76%    09/15/39               6,830,000       212,026(c,f,g)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Master Alternative Loans Trust
   5.00%    08/25/18                $170,589  $     27,454(e,f)
   6.50%    08/25/34 - 05/25/35      471,096       473,881(f)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                 129,378       129,984(f)
Merrill Lynch/Countrywide
   Commercial Mortgage
   Trust (Class A)
   5.49%    03/12/51                 800,000       775,051(g)
   5.75%    06/12/50                 500,000       494,781(g)
MLCC Mortgage Investors, Inc.
   5.38%    02/25/36                  59,995        58,778(f,g)
Morgan Stanley Capital I
   5.28%    12/15/43                 102,000       100,489(f,g)
   5.33%    12/15/43                 102,000        97,993(f,g)
   5.39%    11/12/41                 280,000       268,821(f,g)
   5.44%    02/20/44                 250,000       244,605(a,g)
   5.45%    02/12/44                 800,000       773,485(g)
   5.69%    04/15/49                 600,000       590,915(g)
   5.71%    07/20/44                 100,000        99,845(f)
   7.11%    04/15/33                 498,990       511,671(f)
Morgan Stanley Capital I (Class A)
   5.36%    02/12/44                 175,000       172,755(g)
Morgan Stanley Dean Witter
   Capital I
   7.20%    10/15/33                 184,955       191,628(f)
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.39%    10/15/35                 150,000       153,996(f)
   6.54%    02/15/31                  21,752        22,130(f)
Nomura Asset Securities
   Corp. (Class A)
   6.59%    03/15/30                 472,878       475,672(f)
PNC Mortgage Acceptance
   Corp. (Class A)
   6.36%    03/12/34                 300,000       306,694
Residential Funding Mortgage
   Security I
   5.75%    01/25/36                 196,918       186,961(f)
Wachovia Bank Commercial
   Mortgage Trust
   5.34%    12/15/43                 800,000       766,349
   5.42%    04/15/47                 400,000       393,872
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%    08/25/35                 106,306       102,436(f,g)
   5.50%    01/25/36                 149,995       140,288(f)
                                                18,433,075

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

SOVEREIGN BONDS -- 0.4%

Government of Argentina
   7.00%    04/17/17              $  175,000  $    153,125
Government of Bahamas
   6.63%    05/15/33                 125,000       133,761(a,f)
Government of Canada
   7.50%    09/15/29                 165,000       201,474
Government of Panama
   6.70%    01/26/36                 105,000       107,100
                                                   595,460

TOTAL BONDS AND NOTES
   (COST $149,445,656)                         145,788,417

--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 15.4%
--------------------------------------------------------------------------------

ASSET BACKED -- 10.9%

Bear Stearns Asset Backed
   Securities Inc.
   5.54%    11/25/35               2,000,000     2,001,989(f,g)
Countrywide Asset-Backed
   Certificates
   5.43%    06/25/35                 690,843       690,881(f,g)
Fleet Home Equity Loan
   Trust (Class A)
   5.57%    01/20/33                 295,852       296,118(f,g)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   5.36%    07/15/09               2,500,000     2,499,934(f,g)
RAAC Series (Class A)
   5.49%    08/25/36               4,353,000     4,352,096(f,g)
Residential Asset Mortgage
   Products, Inc.
   5.52%    04/25/35               5,000,000     5,004,814(f,g)
   5.65%    12/25/33                  28,698        28,720(f,g)
Residential Asset Mortgage
   Products, Inc. (Class A)
   5.88%    06/25/32                  37,035        37,047(f,g)
                                                14,911,599

CORPORATE NOTES -- 1.5%

Morgan Stanley
   5.41%    05/07/09               2,000,000     2,000,102(g)


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%

Granite Mortgages PLC (Class 1)
   5.54%    01/20/43             $   478,261  $    478,562(f,g)
JP Morgan Alternative Loan Trust
   5.38%    08/25/36               1,278,524     1,278,569(f,g)
Puma Finance Ltd. (Class A)
   5.54%    10/11/34                 165,004       165,337(f,g)
Residential Accredit Loans, Inc.
   5.50%    07/25/36               2,201,277     2,200,563(f,g)
                                                 4,123,031

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $21,028,605)                           21,034,732


TOTAL INVESTMENT IN SECURITIES
   (COST $170,474,261)                         166,823,149

                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.2%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.7%

GEI Short Term Investment Fund
   5.55%                           9,115,138     9,115,138(c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 7.5%

GEI Short Term Investment Fund
   5.55%                          10,261,338    10,261,338(c,j)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,376,476)                           19,376,476


TOTAL INVESTMENTS
   (COST $189,850,737)                         186,199,625


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (36.5)%                               (49,783,455)
                                              ------------

NET ASSETS-- 100.0%                           $136,416,170
                                              ============

OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at June 30, 2007 (unaudited):


                               NUMBER   CURRENT   UNREALIZED
                 EXPIRATION      OF    NOTIONAL  APPRECIATION/
DESCRIPTION         DATE      CONTRACTS  VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------

90 Day Sterling
   Future       December 2007    25  $ 5,877,346   $(18,945)
Eurodollar
   Futures     September 2007    87   20,590,725      1,936
U.S. Treasury
   Notes 10 Yr.
   Futures     September 2007    86    9,090,469     49,569
                                                 ----------
                                                    $32,560
                                                 ==========


See Notes to Schedule of Investments on page 15 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $17,032,390, or 12.49% of net assets for the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c) Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2007.

(h) All or a portion of the security is out on loan.

(i) Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

+   Percentages are based on net assets as of June 30, 2007.



Abbreviations:

REMIC    Real Estate Mortgage Investment Conduit

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To Be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
                                              6/30/07+       12/31/06        12/31/05        12/31/04       12/31/03       12/31/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                     --              --              --              --             --         1/3/95
Net asset value, beginning of period ........   $11.80         $11.84          $12.25          $12.61         $12.93         $12.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ....................     0.31           0.56            0.61            0.55           0.51           0.37
   Net realized and unrealized
      gains/(losses) on investments .........    (0.19)         (0.04)          (0.36)          (0.12)         (0.04)          0.84
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .....     0.12           0.52            0.25            0.43           0.47           1.21
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................       --           0.56            0.61            0.57           0.56           0.38
   Net realized gains .......................       --             --            0.05            0.22           0.23           0.16
   Return of capital ........................       --             --           0.00(b)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................       --           0.56            0.66            0.79           0.79           0.54
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............   $11.92         $11.80          $11.84          $12.25         $12.61         $12.93
====================================================================================================================================
TOTAL RETURN (A) ............................     1.02%          4.37%           2.04%           3.42%          3.60%          9.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands) ........................ $136,416       $126,732        $116,558        $135,172       $189,318       $220,800
   Ratios to average net assets:
      Net investment income* ................     5.29%          5.07%           4.49%           3.82%          3.24%          3.79%
      Expenses* .............................     0.60%          0.61%           0.60%           0.59%          0.55%          0.53%
   Portfolio turnover rate ..................      227%           270%            311%            343%           419%           385%


NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Less than $0.01 per share.

*   Annualized for periods less than one year.

+   Unaudited.


See Notes to Financial Statements.

Statement of Assets
and Liabilities JUNE 30, 2007 (UNAUDITED)                                                                        INCOME
                                                                                                                  FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $170,474,261) ..............................................   $166,823,149
   Short-term affiliated investments (at amortized cost) ..................................................     19,376,476
   Foreign cash (cost $464,834) ...........................................................................        442,648
   Receivable for investments sold ........................................................................     19,207,367
   Income receivables .....................................................................................      1,467,916
   Receivable for fund shares sold ........................................................................         17,705
   Variation margin receivable ............................................................................         45,175
   Other assets ...........................................................................................          1,460
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .......................................................................................    207,381,896
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ...............................................................     31,296,070
   Payable for investments purchased ......................................................................     39,579,456
   Payable for fund shares redeemed .......................................................................          4,829
   Payable to GEAM ........................................................................................         82,683
   Variation margin payable ...............................................................................          2,688
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..................................................................................     70,965,726
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................   $136,416,170
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ........................................................................................    140,201,497
   Undistributed (distribution in excess of) net investment income ........................................      3,588,763
   Accumulated net realized gain (loss) ...................................................................     (3,733,349)
   Net unrealized appreciation/(depreciation) on:
       Investments ........................................................................................     (3,651,112)
       Futures ............................................................................................         32,560
       Foreign currency related transactions ..............................................................        (22,189)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................   $136,416,170
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................   $136,416,170
Shares outstanding ($0.01 par value; unlimited shares authorized) .........................................     11,446,197
Net asset value per share .................................................................................         $11.92

* Includes $30,395,929 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)                                                    INCOME
                                                                                                        FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Interest .................................................................................   $ 3,141,766
      Interest from affliated investments* .....................................................       769,630
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ...............................................................................     3,911,396
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .........................................................       332,622
      Transfer agent ...........................................................................            18
      Trustee's fees ...........................................................................         1,855
      Custody and accounting expenses ..........................................................        43,253
      Professional fees ........................................................................        10,955
      Registration expenses ....................................................................         1,977
      Other expenses ...........................................................................         6,736
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .............................................................................       397,416
---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ...............................................................     3,513,980
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ...........................................................................    (1,023,609)
         Futures ...............................................................................      (133,519)
         Written options .......................................................................        (3,220)
         Foreign currency transactions .........................................................        22,537
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...........................................................................    (1,165,921)
         Futures ...............................................................................        87,973
         Foreign currency transactions .........................................................       (20,313)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ...................................    (2,236,072)
---------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................    $1,277,908
===========================================================================================================================


* Income attributable to security lending, net of rebate expenses, was $72,283.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                                  INCOME
                                                                                                                   FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                                                    JUNE 30, 2007      DECEMBER 31,
                                                                                                     (UNAUDITED)          2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..............................................................    $  3,513,980    $  5,771,592
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ..................................................      (1,137,811)     (1,197,380)
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ...................       (1,098,261)       326,388
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ....................................................       1,277,908       4,900,600
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ......................................................................              --      (5,692,439)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................................................................              --      (5,692,439)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ..........................       1,277,908        (791,839)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...............................................................      15,484,200      20,048,467
     Value of distributions reinvested ..........................................................              --       5,692,439
     Cost of shares redeemed ....................................................................      (7,078,379)    (14,774,800)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share  transactions ...........................................       8,405,821      10,966,106
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................................       9,683,729      10,174,267

NET ASSETS
   Beginning of period ..........................................................................     126,732,441     116,558,174
------------------------------------------------------------------------------------------------------------------------------------
    End of period ...............................................................................    $136,416,170    $126,732,441
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT  INCOME, END OF PERIOD .................    $  3,588,763    $     74,783
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
     Shares sold ................................................................................       1,296,669    1,659,946
     Issued for distributions reinvested ........................................................           --         482,819
     Shares redeemed ............................................................................       (593,097)   (1,241,749)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........................................................       703,572        901,016
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund (the "Fund"), Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instuments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                $189,934,018                $418,010                 $(4,152,403)               $(3,734,393)

As of December 31, 2006, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                  Amount                Expires
-------------------------------------------------------------------------------
                $1,055,894            12/31/2013
                 1,322,182            12/31/2014

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2006 as follows:

                  Capital              Currency
--------------------------------------------------------------------------------
                 $196,033                 $--

The tax composition of distributions paid during the year ended December 31, 2006 was as follows:

                         Long-Term
         Ordinary         Capital
          Income            Gains             Total
--------------------------------------------------------------------------------
        $5,692,439           $--           $5,692,439

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

       Undistributed
       (Distribution
       in Excess of)
      Net Investment     Accumulated         Paid in
          Income      Net Realized Gain      Capital
--------------------------------------------------------------------------------
          $7,341          $(7,341)             $--

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT
The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .50%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ended June 30, 2007, $1,030 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------
               $381,191,336          $353,645,308

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral
--------------------------------------------------------------------------------
                $30,395,929           $31,296,070

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

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

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE logo omitted]


GE Investments Funds, Inc.

U.S. Equity Fund



Semi-Annual Report

JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
U.S. Equity Fund                                                     Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ...................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS .............................    2

NOTES TO SCHEDULE OF INVESTMENTS .......................................   10

FINANCIAL STATEMENTS

     Financial Highlights ..............................................   11

     Statement of Assets and Liabilities ...............................   12

     Statement of Operations ...........................................   13

     Statements of Changes in Net Assets ...............................   14

     Notes to Financial Statements .....................................   15

ADDITIONAL INFORMATION .................................................   20

INVESTMENT TEAM ........................................................   23


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data for the periods through December 12, 1997, reflect the prior performance and expense ratios of the Variable Investment Trust GE U.S. Equity Portfolio, the assets of which were transferred to the GE Investments U.S. Equity Fund, Inc. pursuant to an exemptive order granted by the Securities and Exchange Commission permitting a substitution of funds that occurred on December 12, 1997.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

U.S. Equity Fund
--------------------------------------------------------------------------------


THE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES THOMAS R. LINCOLN, PAUL C. REINHARDT, STEPHEN V. GELHAUS AND GEORGE A. BICHER (PICTURED BELOW LEFT TO RIGHT). EACH OF THE FOREGOING PORTFOLIO MANAGERS CO-MANAGES ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND.

GEORGE A. BICHER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. BICHER IS DIRECTOR OF THE U.S. EQUITY RESEARCH TEAM AND A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND. MR. BICHER HAS HELD THE POSITION OF EQUITY RESEARCH ANALYST SINCE JOINING GE ASSET MANAGEMENT IN JUNE 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, HE SERVED IN A NUMBER OF POSITIONS AT DEUTSCHE BANC ALEX BROWN SINCE 1994.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN DOMESTIC EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM IN 1997 AND A PORTFOLIO MANAGER FOR DOMESTIC EQUITIES IN 2003.

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND SINCE JANUARY 2001. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.



STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITY DEPARTMENT FROM 1995 THROUGH 2001.

Q. HOW DID THE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the U.S. Equity Fund returned 6.87%. The S&P 500 Index, the Fund's benchmark, returned 6.96% and the Fund's Lipper peer group of 205 Large-Cap Core funds returned an average of 7.21% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The period continued a rally that had propelled the U.S. equity markets higher over the past year. While first-quarter `07 earnings growth moderated into the single digit range for the first time in three years, corporate profits did climb +9%, surprising market-watchers to the upside. Despite a backdrop of slowing economic growth, a weakening dollar and rising oil

[photo omitted]

                                                                             Q&A


    prices, stocks rallied amid the strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Fed tightening. By early June, several key U.S. equity indices reached new highs. However, the period ended with a whimper -- during the month of June each broad measure of U.S. equity market performance retreated. The S&P 500's June decline was just its second in 13 months, and its second down month in 2007. The pullback was brought on by renewed inflation fears, and concern that the Fed might need to raise interest rates this year to keep inflation in check. New liquidity and credit concerns also spooked the markets, amid the near collapse of two large sub-prime hedge funds.

    During the six-month period, S&P 500 sectors tilted toward global infrastructure investment outperformed, including energy (+17%), materials (+17%) and industrials (+11%). Telecom (+16%) also rallied on the strength of continued restructuring improvements and sector consolidation. Financials (-1%) offered the only negative sector return, facing credit cycle headwinds and anxiety stemming from leveraged speculation in the debt market. Consumer discretionary (+3%), consumer staples (+5%) and health care (+6%) also lagged.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. A significant underweight in financials has helped the Fund on a year-to-date basis. Also contributing to performance was strong stock selection within consumer discretionary and utilities. Within financials, underweighting commercial banks and REITs helped tremendously as the sub-prime mortgage market deteriorated. We remain alert to the risks of an aging credit cycle and have deliberately remained underweight in credit-sensitive financials, preferring the less cyclical insurance companies. Within consumer discretionary, emphasizing media companies has benefited the Fund; Liberty Global (+40%) and Liberty Media Capital (+20%) have shown particular strength. Avoiding lagging household durable companies also helped our results in the consumer space -- our sole holding, Philips Electronics, rallied approximately +15% during the period. Strong stock selection across the board boosted returns within utilities, however, we have taken some profits in holdings like Constellation (+28%) and Edison International (+25%).

    Offsetting these positives were health care and consumer staples stocks, as well as our underweight in the outperforming telecommunications sector. Biotechnology giant Amgen (-19%) was the portfolio's single largest performance detractor, suffering amid safety concerns regarding its anemia drugs, and increased FDA scrutiny. However, we continued to like the strength in Amgen's pipeline of therapeutics, and its long-term prospects. Commodity-cost pressures have weighed on consumer staples margins (E.G., Kimberly-Clark -0%, Clorox -2% and Colgate-Palmolive -0%), and overweighting staples hurt relative performance. Our continued underweight in telecom was another key detractor. While we have been building our position in AT&T (+18%), our underweight versus the benchmark held back returns. We continue to believe that the cable companies will be more successful taking share from phone companies than vice versa, hence our larger relative weighting in media.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. We have remained resolutely committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. We continue to be relatively defensively positioned, although at June 30th, our largest overweight was in technology -- an area that we believe could benefit from multiple expansion and productivity investment in the months to come. We initiated a position in Qualcomm, and added to Intel, Cisco and Paychex. Our tech holdings tend to be less economically sensitive, with high recurring revenues and ample free cash flow. Our second-largest overweight remained in health care, a traditionally defensive area with relatively steady growth and attractive dividend yields.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A


    We also added to our overweight in consumer staples, initiating a position in Nestle, and increasing our weighting in Proctor & Gamble. Our largest underweight remained in financials, reflecting headwinds from a higher interest rate environment and concerns about the credit cycle -- although we bolstered our defensive insurance holdings, adding to AIG and initiating a position in Hartford Financial.

    The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of our holdings. We have expected our companies to demonstrate the financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the past six months. We believe that many of our stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of our multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,068.68                           3.37
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.29                           3.31
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.66% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 6.87%.

U.S. Equity Fund                                                     (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

             U.S. Equity Fund         S&P 500 Index

06/97           $10,000.00             $10,000.00
12/97            11,126.27              11,057.91
12/98            13,731.10              14,231.31
12/99            16,423.33              17,229.53
12/00            16,326.44              15,647.27
12/01            14,943.08              13,783.37
12/02            12,064.63              10,736.98
12/03            14,872.75              13,821.52
12/04            16,087.31              15,325.48
12/05            16,490.92              16,079.27
12/06            19,149.57              18,618.57
06/07            20,464.81              19,914.71


U.S. Equity Fund (ending value $20,465)
S&P 500 Index (ending value $19,915)


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                     SIX         ONE       FIVE        TEN
                                   MONTHS       YEAR       YEAR       YEAR
--------------------------------------------------------------------------------
U.S. Equity Fund                    6.87%      20.08%      8.95%      7.42%
--------------------------------------------------------------------------------
S&P 500 Index                       6.96%      20.59%     10.72%      7.13%
--------------------------------------------------------------------------------
Lipper peer group average*          7.21%      19.79%      9.92%      6.00%
--------------------------------------------------------------------------------
Inception date                    1/3/95
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.


TOP TEN EQUITY HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.30%
--------------------------------------------------------------------------------
 American International Group, Inc.                      3.26%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.82%
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         2.55%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                     2.49%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    2.38%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.12%
--------------------------------------------------------------------------------
 Wyeth                                                   2.08%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.04%
--------------------------------------------------------------------------------
 Oracle Corp.                                            1.91%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $92,559 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 19.2%
Financials 14.5%
Healthcare 13.7%
Consumer Staples 11.1%
Consumer Discretionary 10.3%
Industrials 9.1%
Energy 8.7%
Short-Term 8.0%
Materials 1.9%
Utilities 1.9%
Telecommunication Services 1.6%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 205, 199, 152 AND 64 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.9%

Bed Bath & Beyond, Inc.               27,152  $    977,200(a,e)
Carnival Corp.                        11,986       584,557
Comcast Corp. (Class A)               58,515     1,636,079(a,d,e)
General Motors Corp.                   4,259       160,990(e)
Home Depot, Inc.                      10,708       421,360
Koninklijke Philips Electronics
   N.V. ADR                            7,749       327,938
Liberty Global, Inc. (Series C)        8,885       349,181(a)
Liberty Media Holding Corp -
   Capital (Series A)                  4,084       480,605(a)
Lowe's Companies, Inc.                22,944       704,151
News Corp. (Class A)                  12,777       271,000
Omnicom Group, Inc.                   28,570     1,511,924
Staples, Inc.                         19,028       451,534
Starwood Hotels & Resorts
   Worldwide, Inc.                     1,825       122,403
Target Corp.                          11,882       755,695
The Cheesecake Factory                 6,456       158,301(a,e)
Time Warner, Inc.                     29,205       614,473
                                                 9,527,391

CONSUMER STAPLES -- 11.8%

Alberto-Culver Co.                     1,218        28,891
Clorox Co.                            13,213       820,527
Colgate-Palmolive Co.                 11,317       733,907
Diageo PLC ADR                         1,460       121,633
General Mills, Inc.                   13,036       761,563
Kellogg Co.                            2,556       132,375
Kimberly-Clark Corp.                  14,665       980,942
Nestle S.A. ADR                        1,649       157,727
PepsiCo, Inc.                         40,271     2,611,574(d)
Procter & Gamble Co.                  36,044     2,205,532
Sara Lee Corp.                         8,701       151,397
The Coca-Cola Co.                     23,199     1,213,540
Wal-Mart Stores, Inc.                  6,632       319,066
                                                10,238,674

ENERGY -- 9.2%

Apache Corp.                           2,555       208,462
Devon Energy Corp.                     2,030       158,929
EOG Resources, Inc.                    3,651       266,742
Exxon Mobil Corp.                     36,463     3,058,516(d)
Halliburton Co.                       10,343       356,833

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hess Corp.                            10,668 $     628,985
Occidental Petroleum Corp.             9,341       540,657
Schlumberger Ltd.                     19,411     1,648,770
Suncor Energy, Inc.                    3,419       307,436
Transocean Inc.                        8,019       849,854(a)
                                                 8,025,184

FINANCIALS -- 14.9%

ACE Ltd.                               6,780       423,886
Allstate Corp.                         7,605       467,784
American International Group, Inc.    43,055     3,015,142
AON Corp.                              5,902       251,484
Bank of America Corp.                 12,169       594,942
Berkshire Hathaway, Inc. (Class B)       186         4,890(a)
BlackRock Inc. (Class A)                 973       152,362(e)
CB Richard Ellis Group, Inc.
   (Class A)                             730        26,645(a,e)
Chubb Corp.                            7,119       385,423
Citigroup, Inc.                       46,018     2,360,263
Federal Home Loan
   Mortgage Corp.                     11,884       721,359
Federal National Mortgage Assoc.      11,255       735,289
Hartford Financial Services
   Group, Inc.                         3,103       305,677
HCC Insurance Holdings, Inc.           4,648       155,290(e)
Mellon Financial Corp.                11,134       489,896
Merrill Lynch & Company, Inc.            304        25,408
Metlife, Inc.                         13,312       858,358
Nuveen Investments, Inc. (Class A)       634        39,403(e)
Prudential Financial, Inc.               669        65,047
State Street Corp.                    18,347     1,254,935(c)
SunTrust Banks, Inc.                   6,265       537,161
The Bank of New York
   Company, Inc.                       1,034        42,849
                                                12,973,493

HEALTHCARE -- 14.6%
Abbott Laboratories                   11,439       612,558(d)
Aetna, Inc.                           21,226     1,048,564
Amgen, Inc.                           29,549     1,633,764(a)
Baxter International, Inc.            11,302       636,755
Boston Scientific Corp.               13,942       213,870(a)
Bristol-Myers Squibb Co.               6,510       205,456
DaVita, Inc.                           5,050       272,094(a)
Gilead Sciences, Inc.                 14,940       579,224(a)
GlaxoSmithKline PLC ADR                4,272       223,725(e)
Johnson & Johnson                      4,198       258,681
Lincare Holdings Inc.                  5,049       201,203(a)
McKesson Corp.                         2,738       163,294
Medco Health Solutions, Inc.           4,016       313,208(a)
Medtronic Inc.                        16,169       838,524
Novartis AG ADR                        4,867       272,893


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Pfizer Inc.                           59,270  $  1,515,534(d)
Resmed, Inc.                           8,183       337,631(a,e)
Thermo Electron Corp.                  3,468       179,365(a)
UnitedHealth Group, Inc.              24,997     1,278,347
Wyeth                                 33,556     1,924,101
                                                12,708,791

INDUSTRIALS -- 7.4%

ABB Ltd. ADR                          15,211       343,769
Cooper Industries Ltd.                 5,050       288,304
Deere & Co.                            3,286       396,752
Dover Corp.                           15,322       783,720(d)
Eaton Corp.                            2,495       232,035
Emerson Electric Co.                   8,082       378,238
General Dynamics Corp.                 2,799       218,938
Hexcel Corp.                           2,188        46,101(a,e)
ITT Corp.                              1,339        91,427
Northrop Grumman Corp.                 5,537       431,166
Pitney Bowes Inc.                      1,521        71,213(e)
Rockwell Collins, Inc.                 1,156        81,660
Southwest Airlines Co.                33,464       498,948(e)
Textron Inc.                           8,132       895,415
3M Co.                                 5,233       454,172
United Technologies Corp.             15,246     1,081,399
Waste Management, Inc.                 1,399        54,631
WESCO International, Inc.              1,582        95,632(a)
                                                 6,443,520

INFORMATION TECHNOLOGY -- 20.4%

Activision, Inc.                       7,301       136,310(a)
Analog Devices, Inc.                  15,941       600,019
Automatic Data Processing, Inc.        8,791       426,100
Cisco Systems, Inc.                   82,634     2,301,357(a)
Corning Incorporated                   4,746       121,260(a)
Dell, Inc.                             2,738        78,170(a)
eBay, Inc.                             7,385       237,649(a)
EMC Corp.                              9,437       170,810(a)
First Data Corp.                       9,735       318,042(d)
Hewlett-Packard Co.                   10,587       472,392
Intel Corp.                           68,007     1,615,846
International Business
   Machines Corp.                      6,571       691,598(e)
Intuit Inc.                           18,253       549,050(a)
Lam Research Corp.                     1,947       100,076(a)
Maxim Integrated Products, Inc.       16,012       534,961
Microchip Technology Inc.              8,153       301,987(e)
Microsoft Corp.                       63,947     1,884,518(d)
Molex, Inc. (Class A)                 16,063       426,473(e)
National Semiconductor Corp.          10,769       304,440(e)
NAVTEQ Corp.                             608        25,743(a)
Oracle Corp.                          89,549     1,765,011(a)
Paychex, Inc.                         25,920     1,013,990

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

QUALCOMM, Inc.                        23,400  $  1,015,326
Salesforce.com, Inc.                   1,231        52,761(a,e)
Sun Microsystems, Inc.                12,169        64,009(a)
Taiwan Semiconductor
   Manufacturing Company
   Ltd. ADR                           12,499       139,111
Texas Instruments Incorporated        14,737       554,553
Western Union Co.                     58,347     1,215,368
Yahoo! Inc.                           22,876       620,626(a)
                                                17,737,556

MATERIALS -- 2.0%

Barrick Gold Corp.                    19,877       577,824
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 3,042       251,938
Monsanto Co.                           7,391       499,188
PAN American Silver Corp.              2,738        72,092(a,e)
Praxair, Inc.                          5,135       369,669
                                                 1,770,711

TELECOMMUNICATION SERVICES -- 1.8%

AT&T, Inc.                            12,921       536,222
NII Holdings Inc. (Class B)            3,264       263,535(a)
Sprint Nextel Corp. (Series 1)         6,997       144,908
Verizon Communications Inc.           10,526       433,355(d)
Vodafone Group, PLC ADR                4,137       139,127
                                                 1,517,147

UTILITIES -- 2.0%

Constellation Energy Group, Inc.       3,651       318,258
Dominion Resources, Inc.               9,946       858,439
Edison International                   4,198       235,592
FPL Group, Inc.                        3,424       194,278
PG&E Corp.                             3,519       159,411(e)
                                                 1,765,978

TOTAL COMMON STOCK
   (COST $72,700,405)                           82,708,445

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.8%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                          13,493       488,177(g)
Industrial Select Sector
   SPDR Fund                          50,192     1,959,496(g)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,792,003)                             2,447,673


TOTAL INVESTMENTS IN SECURITIES
   (COST $74,492,408)                           85,156,118


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

GEI Short Term Investment Fund
   5.55%                           1,680,179  $  1,680,179(b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 6.6%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                           5,723,563     5,723,562(b,c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $7,403,741)                             7,403,741


TOTAL INVESTMENTS
   (COST $81,896,149)                           92,559,859


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (6.3)%                                 (5,483,808)
                                               -----------

NET ASSETS-- 100.0%                            $87,076,051
                                               ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI U.S. Equity had the following long futures contracts open at June 30, 2007 (unaudited):


                               NUMBER       CURRENT
                 EXPIRATION      OF         NOTIONAL    UNREALIZED
DESCRIPTION         DATE      CONTRACTS      VALUE     APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures     September 2007     2        $757,700      $2,705


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) All or a portion of the security is out on loan.

(f) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

(g) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+   Percentages are based on net assets as of June 30, 2007.



Abbreviations:

ADR  American Depository Receipt

SPDR Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

U.S. EQUITY FUND
                                                      6/30/07+     12/31/06     12/31/05      12/31/04      12/31/03      12/31/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --            --           --            --            --        1/3/95
Net asset value, beginning of period ...............   $39.02        $34.06       $33.61        $31.48        $25.75        $32.21
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................     0.21          0.53         0.39          0.44          0.26          0.24
   Net realized and unrealized
      gains/(losses) on investments ................     2.47          4.96         0.46          2.13          5.73         (6.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS .....     2.68          5.49         0.85          2.57          5.99         (6.21)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................       --          0.53         0.40          0.44          0.26          0.25
   Net realized gains ..............................       --            --           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................       --          0.53         0.40          0.44          0.26          0.25
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................   $41.70        $39.02       $34.06        $33.61        $31.48        $25.75
====================================================================================================================================
TOTAL RETURN (A) ...................................     6.87%        16.12%        2.51%         8.17%        23.28%       (19.26)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........  $87,076      $101,885      $98,883      $112,545      $114,123      $102,112
   Ratios to average net assets:
      Net investment income* .......................     0.94%         1.43%        1.06%         1.30%         0.95%         0.87%
      Expenses* ....................................     0.66%         0.63%        0.63%         0.63%         0.61%         0.58%
   Portfolio turnover rate .........................       30%           45%          40%           30%           39%           37%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited

See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2007 (UNAUDITED)
                                                                                          U.S.
                                                                                         EQUITY
                                                                                          FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $74,492,408) ........................   $85,156,118
   Short-term Investments (at amortized cost)  .....................................     5,723,562
   Short-term affiliated investments (at amortized cost) ...........................     1,680,179
   Receivable for investments sold .................................................       734,740
   Income receivables ..............................................................       72,037
   Other assets ....................................................................        1,414
-------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................................    93,368,050
-------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ........................................     5,723,562
   Payable for investments purchased ...............................................       456,604
   Payable for fund shares redeemed ................................................       30,491
   Payable to GEAM .................................................................       80,442
   Variation margin payable ........................................................          900
-------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................................     6,291,999
-------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................   $87,076,051
=============================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .................................................................    69,939,190
   Undistributed (distribution in excess of) net investment income .................       438,193
   Accumulated net realized gain (loss) ............................................     6,032,253
   Net unrealized appreciation/(depreciation) on:
       Investments .................................................................    10,663,710
       Futures .....................................................................        2,705
-------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................   $87,076,051
=============================================================================================================
NET ASSETS .........................................................................    87,076,051
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................     2,088,009
Net asset value per share ..........................................................        $41.70

* Includes $5,578,448 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                                                                                                        U.S.
                                                                                                       EQUITY
                                                                                                        FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend ...................................................................................  $  716,382
      Interest* ..................................................................................       2,869
      Interest from affliated investments ........................................................      25,505
      Less: Foreign taxes withheld ...............................................................      (3,967)
-------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .................................................................................     740,789
-------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ...........................................................     256,649
      Transfer agent .............................................................................          24
      Trustee's fees .............................................................................       1,258
      Custody and accounting expenses ............................................................      25,902
      Professional fees ..........................................................................       9,945
      Registration expenses ......................................................................       1,805
      Other expenses .............................................................................       9,830
-------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ...............................................................................     305,413
-------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .................................................................     435,376
===================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .............................................................................   8,690,975
         Futures .................................................................................      19,025
         Foreign currency transactions ...........................................................          50
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .............................................................................  (3,005,085)
         Futures .................................................................................       1,235
-------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .....................................   5,706,200
-------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................  $6,141,576
===================================================================================================================


* Income attributable to security lending activity, net of rebate expenses, was $2,869.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                           U.S.
                                                                                                          EQUITY
                                                                                                           FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 2007       DECEMBER 31,
                                                                                                (UNAUDITED)            2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..........................................................   $    435,376      $  1,379,790
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ..............................................      8,710,050         8,114,057
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ...............    (3,003,850)         5,009,082
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ................................................      6,141,576       14,502,929
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..................................................................             --        (1,376,973)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ......................................................................             --        (1,376,973)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ......................      6,141,576        13,125,956
---------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...........................................................        543,716        10,918,601
     Value of distributions reinvested ......................................................             --         1,376,973
     Cost of shares redeemed ................................................................    (21,493,745)      (22,419,927)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share  transactions .......................................    (20,950,029)      (10,124,353)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................    (14,808,453)        3,001,603
NET ASSETS
   Beginning of period ......................................................................    101,884,504        98,882,901
---------------------------------------------------------------------------------------------------------------------------------
   End of period ............................................................................   $ 87,076,051      $101,884,504
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ..............   $    438,193      $      2,817
---------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
     Shares sold ............................................................................         13,423           296,918
     Issued for distributions reinvested ....................................................             --            35,118
     Shares redeemed ........................................................................       (536,406)        (624,307)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................................................       (522,983)        (292,271)
=================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, (the "Fund") S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:

                                                                                                   Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
-----------------------------------------------------------------------------------------------------------------------------
                 $83,784,136               $11,629,351               $(2,853,628)                $8,775,723

As of December 31, 2006, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                  Amount                Expires
--------------------------------------------------------------------------------
               $788,340               12/31/2011

During the year ended December 31, 2006, the Fund utilized approximately $6,561,486 of capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary          Long-Term
            Income         Capital Gains      Total
--------------------------------------------------------------------------------
          $1,376,973            $--        $1,376,973

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.  LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .55%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $725 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------
                $27,475,934           $46,998,354

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral*
--------------------------------------------------------------------------------

                $5,578,448            $5,723,562

* COLLATERAL OF $5,733,327 DECREASED BY $9,765 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE logo omitted]

GE Investments Funds, Inc.
Value Equity Fund

Semi-Annual Report
JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
Value Equity Fund
--------------------------------------------------------------------------------

                                                                        Contents

NOTES TO PERFORMANCE .....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...............................     2

NOTES TO SCHEDULE OF INVESTMENTS .........................................     8

FINANCIAL STATEMENTS

     Financial Highlights ................................................     9

     Statement of Assets and Liabilities .................................    10

     Statement of Operations .............................................    11

     Statements of Changes in Net Assets .................................    12

     Notes to Financial Statements .......................................    13

ADDITIONAL INFORMATION ...................................................    18

INVESTMENT TEAM ..........................................................    21


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500) and Russell 1000 Value Index (Russell 1000 Value) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Value Equity Fund
--------------------------------------------------------------------------------

THE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS.

PAUL REINHARDT (PICTURED BELOW) IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND LEAD PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE VALUE EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITY DEPARTMENT FROM 1995 THROUGH 2001 AND BECAME AN ASSOCIATE PORTFOLIO MANAGER FOR THE VALUE EQUITY FUND IN AUGUST 1999.

Q. HOW DID THE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Value Equity Fund returned 7.85%. The S&P 500 Index, the Fund's benchmark, returned 6.96% and the Fund's Lipper peer group of 205 Large-Cap Core funds returned an average of 7.21% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The period continued a rally that had propelled the U.S. equity markets higher over the past year. While first-quarter `07 earnings growth moderated into the single digit range for the first time in three years, corporate profits did climb +9%, surprising market-watchers to the upside. Despite a backdrop of slowing economic growth, a weakening dollar and rising oil prices, stocks rallied amid the strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Fed tightening. By early June, several key U.S. equity indices reached new highs. However, the period ended with a whimper -- during the month of June each broad measure of U.S. equity market performance retreated. The S&P 500's June decline was just its second in 13 months, and its second down month in 2007. The pullback was brought on by renewed inflation fears, and concern that the Fed might need to raise interest rates this year to keep inflation in check. New liquidity and credit concerns also spooked the markets, amid the near collapse of two large sub-prime hedge funds.

    During the six-month period, S&P 500 sectors tilted toward global infrastructure investment outperformed, including energy (+17%), materials (+17%) and industrials (+11%). Telecom (+16%) also rallied on the strength of continued restructuring improvements and sector consolidation. Financials (-1%) offered the only negative sector return, facing credit cycle

[PHOTO OMITTED]

--------------------------------------------------------------------------------
                                                                             Q&A


    headwinds and anxiety stemming from leveraged speculation in the debt market. Consumer discretionary (+3%), consumer staples (+5%) and health care (+6%) also lagged.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary sectors contributing to performance were industrials, utilities, information technology, and financials. Within industrials, strength in ABB (+27%), Cooper Industries (+27%), Deere (+28%), and Eaton (+25%) drove performance. The industrials rallied amid strong demand for global infrastructure investments, as did Freeport-McMoran (+50%), a leading global gold and copper miner. Within utilities, Constellation Energy Group (+28%) and Edison International (+25%) contributed most. Shares of Constellation Energy Group took off early in the year upon the announcement of the record-breaking $45 billion TXU Corp. leveraged buyout. Strong stock selection within information technology also aided returns, with Texas Instruments (+31%), Oracle (+15%) and First Data (+28%) all contributing to outperformance in this sector. Within financials, minimally weighting the commercial banks and avoiding poorly performing REITs were the primary drivers of performance.

    On the other hand, consumer staples, energy, and telecom services negatively impacted performance during the period. Consumer staples companies Clorox (-2%) and Kimberly-Clark (0%) lagged amid rising commodity cost pressures. Within energy, despite strong performance from our energy equipment holdings, most notably Transocean (+31%), and solid results from our oil and gas picks, underperformance in this sector was primarily a result of "not owning enough", as virtually all names in this space performed well. Our continued underweight in telecommunications was another key detractor. While we have been building our position in AT&T (+18%), our underweight versus the benchmark hampered returns.

    We continued to prefer the secular growth offered by media companies versus telecom. Biotechnology giant Amgen (-19%) was the single largest detractor from Fund performance. The stock suffered amid safety concerns regarding its anemia drugs, and increased FDA scrutiny. However, we continue to like the strength in Amgen's pipeline of therapeutics, and its long-term prospects.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes to the Fund over the period. Our process has remained consistent, and we continued to employ a bottom-up relative value process to seek out underappreciated stocks with catalysts for growth or improving fundamentals. The Fund is positioned for a moderate slowdown in economic growth. The case for slowing growth was bolstered during the period as rising delinquencies in sub-prime mortgages and higher interest rates have dampened the outlook for home-price appreciation and consumer spending.

    Our bottom-up process has led us to high quality companies with financial flexibility. Our primary sector overweights include technology, consumer staples and health care -- areas that we believe can put up consistent earnings in a slowing economy. We are also overweight the insurance industry, while underweighting the commercial banks and REITs. Our largest underweights include the financial, energy and telecommunications sectors. We believe that the GE Value Equity Fund is appropriately positioned with high-quality, fundamentally strong holdings with attractive relative valuations.

Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JANUARY 1, 2007 - JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,078.50                           4.16
----------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.56                           4.06
----------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.81% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).
**  ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 7.85%.

Value Equity Fund
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                              Value Equity Fund              S&P 500 Index
04/28/00                        $10,000.00                    $10,000.00
06/00                             9,970.00                     10,035.00
12/00                             9,978.58                      9,154.99
06/01                             9,486.19                      8,542.89
12/01                             9,105.15                      8,064.45
06/02                             8,357.33                      7,003.61
12/02                             7,505.72                      6,282.05
06/03                             8,219.58                      7,021.98
12/03                             9,310.98                      8,086.77
06/04                             9,517.43                      8,364.94
12/04                            10,202.11                      8,966.72
06/05                            10,181.23                      8,894.16
12/05                            10,616.27                      9,407.74
06/06                            11,019.29                      9,662.05
12/06                            12,511.37                     10,893.45
06/07                            13,493.57                     11,651.80

----------------------------------------
Value Equity Fund (ending value $13,494)
S&P 500 Index (ending value $11,727)
----------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                               SIX            ONE          FIVE        SINCE
                              MONTHS         YEAR          YEAR      INCEPTION
--------------------------------------------------------------------------------
Value Equity Fund              7.85%        22.45%        10.06%        4.26%
--------------------------------------------------------------------------------
S&P 500 Index                  6.96%        20.59%        10.72%        2.16%
--------------------------------------------------------------------------------
Lipper peer group average*     7.21%        19.79%         9.92%         N/A
--------------------------------------------------------------------------------
Inception date               4/28/00
================================================================================

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       4.04%
--------------------------------------------------------------------------------
 American International Group, Inc.                      2.83%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.50%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.33%
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         2.30%
--------------------------------------------------------------------------------
 Oracle Corp.                                            2.16%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    2.05%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      1.99%
--------------------------------------------------------------------------------
 Amgen, Inc.                                             1.92%
--------------------------------------------------------------------------------
 Omnicom Group, Inc.                                     1.89%
================================================================================


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $44,227 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 18.0%
Financials 15.7%
Healthcare 12.2%
Consumer Staples 11.3%
Short Term 10.7%
Industrials 9.2%
Energy 8.8%
Consumer Discretionary 6.8%
Utilities 3.1%
Telecommunication Services 2.2%
Materials 2.0%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, AND FIVE-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 205, 199 AND 152 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

VALUE EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------
                                VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.5%

Bed Bath & Beyond, Inc.                4,095  $    147,379(a,e)
Comcast Corp. (Class A)               12,285       343,489(a,e)
General Motors Corp.                   4,778       180,608(e)
Koninklijke Philips
   Electronics N.V. ADR                8,831       373,728
News Corp. (Class A)                  14,333       304,003
Omnicom Group, Inc.                   15,834       837,935
Starwood Hotels & Resorts
   Worldwide, Inc.                     2,048       137,359
Time Warner, Inc.                     32,761       689,291(d)
                                                 3,013,792

CONSUMER STAPLES -- 12.5%

Clorox Co.                            11,125       690,862
Diageo PLC ADR                         1,638       136,462
General Mills, Inc.                   10,715       625,970
Kellogg Co.                            2,867       148,482
Kimberly-Clark Corp.                   9,555       639,134
Nestle S.A. ADR                        1,843       176,283
PepsiCo, Inc.                         15,903     1,031,310
Procter & Gamble Co.                  14,811       906,285
Sara Lee Corp.                         9,760       169,824(e)
The Coca-Cola Co.                      4,095       214,209
Wal-Mart Stores, Inc.                  5,119       246,275
                                                 4,985,096

ENERGY -- 9.7%

Apache Corp.                           2,867       233,919
Exxon Mobil Corp.                     21,294     1,786,141(d)
Halliburton Co.                        5,460       188,370
Hess Corp.                             6,825       402,402
Occidental Petroleum Corp.             6,006       347,627
Schlumberger Ltd.                      3,140       266,712
Suncor Energy, Inc.                    1,024        92,078
Transocean Inc.                        5,392       571,444(a,e)
                                                 3,888,693

FINANCIALS -- 16.8%

ACE Ltd.                               4,641       290,155
Allstate Corp.                         8,531       524,742
American International
   Group, Inc.                        17,882     1,252,276
AON Corp.                              6,620       282,078(e)
Bank of America Corp.                 13,650       667,348(d)
BlackRock Inc. (Class A)               1,092       170,996(e)
CB Richard Ellis Group, Inc.
   (Class A)                             839        30,623(a,e)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Chubb Corp.                            7,985  $    432,308
Citigroup, Inc.                       19,793     1,015,183
Federal Home Loan
   Mortgage Corp.                      9,350       567,545
Federal National Mortgage Assoc.       1,638       107,011
Hartford Financial Services
   Group, Inc.                           683        67,282
Mellon Financial Corp.                12,490       549,560
Merrill Lynch & Company, Inc.            341        28,501
Metlife, Inc.                          6,962       448,910
Prudential Financial, Inc.               751        73,020
State Street Corp.                     2,731       186,800(c)
The Bank of New York
   Company, Inc.                       1,160        48,070
                                                 6,742,408

HEALTHCARE -- 13.5%

Aetna, Inc.                            8,941       441,685
Amgen, Inc.                           15,357       849,089(a,e)
Baxter International, Inc.             7,985       449,875
Bristol-Myers Squibb Co.               7,303       230,483
DaVita, Inc.                           5,665       305,230(a,e)
GlaxoSmithKline PLC ADR                4,785       250,590(e)
Johnson & Johnson                      4,709       290,169
McKesson Corp.                         3,071       183,154
Medco Health Solutions, Inc.           4,505       351,345(a)
Novartis AG ADR                        5,460       306,142
Pfizer Inc.                           21,158       541,010(d)
Thermo Electron Corp.                  3,890       201,191(a,e)
UnitedHealth Group, Inc.               3,413       174,541
Wyeth                                 14,196       813,999
                                                 5,388,503

INDUSTRIALS -- 8.0%

ABB Ltd. ADR                          17,063       385,624
Cooper Industries Ltd.                 5,665       323,415(e)
Deere & Co.                            3,686       445,048
Eaton Corp.                            2,798       260,214
General Dynamics Corp.                 3,140       245,611
ITT Corp.                              1,502       102,557
Northrop Grumman Corp.                 6,211       483,651
Pitney Bowes Inc.                      1,706        79,875(e)
Rockwell Collins, Inc.                 1,297        91,620
3M Co.                                 5,870       509,457
United Technologies Corp.              1,706       121,007
Waste Management, Inc.                 1,570        61,309
WESCO International, Inc.              1,775       107,299(a)
                                                 3,216,687

INFORMATION TECHNOLOGY -- 19.9%

Analog Devices, Inc.                  11,261       423,864(d)
Cisco Systems, Inc.                   25,936       722,318(a,d)
Corning Incorporated                   5,324       136,028(a)
Dell, Inc.                             3,071        87,677(a)
EMC Corp.                              2,097        37,956(a)


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

VALUE EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
First Data Corp.                      10,920  $    356,756
Hewlett-Packard Co.                   11,876       529,907
Intel Corp.                           29,348       697,308
International Business
   Machines Corp.                      7,371       775,798(e)
Lam Research Corp.                     2,184       112,258(a)
Maxim Integrated Products, Inc.       11,603       387,656
Microchip Technology Inc.              6,347       235,093(e)
Microsoft Corp.                       37,538     1,106,245(d)
National Semiconductor Corp.          12,080       341,502(e)
Oracle Corp.                          48,458       955,107(a,d)
Sun Microsystems, Inc.                13,650        71,799(a)
Taiwan Semiconductor
   Manufacturing Company
   Ltd. ADR                           10,580       117,755
Texas Instruments Incorporated        12,354       464,881
Western Union Co.                     18,974       395,228
                                                 7,955,136

MATERIALS -- 2.2%

Barrick Gold Corp.                    12,968       376,980
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 3,413       282,665(e)
PAN American Silver Corp.              3,071        80,859(a,e)
Praxair, Inc.                          2,048       147,436
                                                   887,940

TELECOMMUNICATION SERVICES -- 2.4%

AT&T, Inc.                             4,095       169,942
Sprint Nextel Corp. (Series 1)         7,849       162,553
Verizon Communications Inc.           11,807       486,094
Vodafone Group, PLC ADR                4,641       156,077(e)
                                                   974,666

UTILITIES -- 3.4%

Constellation Energy Group, Inc.       4,095       356,961
Dominion Resources, Inc.               8,600       742,266(e)
Edison International                   4,709       264,269
                                                 1,363,496

TOTAL COMMON STOCK
   (COST $31,729,060)                           38,416,417

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.7%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund      5,808       210,133(g)
Industrial Select Sector SPDR Fund    22,579       881,484(d,g)

TOTAL EXCHANGE TRADED FUNDS
   (COST $783,634)                               1,091,617


TOTAL INVESTMENTS IN SECURITIES
   (COST $32,512,694)                           39,508,034


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.8%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

GEI Short Term Investment Fund
   5.55%                             759,553  $    759,553(b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 9.9%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                           3,959,866     3,959,866(b,c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $4,719,419)                             4,719,419


TOTAL INVESTMENTS
   (COST $37,232,113)                           44,227,453


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (10.4)%                               (4,140,338)
                                              ------------


NET ASSETS -- 100.0%                          $ 40,087,115
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Value Equity Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                                NUMBER      CURRENT
                  EXPIRATION      OF       NOTIONAL     UNREALIZED
DESCRIPTION          DATE      CONTRACTS     VALUE     APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures      September 2007     1       $378,850       $805


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.
(b) Coupon amount represents effective yield.
(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(d) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.
(e) All or a portion of the security is out on loan.
(f) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.
(g) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
+   Percentages are based on net assets as of June 30, 2007.

Abbreviations:

ADR   American Depository Receipt
GDR   Global Depository Receipt
SPDR  Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------


VALUE EQUITY FUND
                                                     6/30/07+     12/31/06     12/31/05      12/31/04     12/31/03      12/31/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --            --           --            --           --       4/28/00
Net asset value, beginning of period ..............   $10.70        $10.01        $9.77         $9.02        $7.36         $9.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................     0.06          0.17         0.11          0.11         0.11          0.07
   Net realized and unrealized
      gains/(losses) on investments ...............     0.78          1.62         0.29          0.75         1.66         (1.65)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ....     0.84          1.79         0.40          0.86         1.77         (1.58)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................       --          0.17         0.12          0.11         0.11          0.07
   Net realized gains .............................       --          0.93         0.04            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................       --          1.10         0.16          0.11         0.11          0.07
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $11.54        $10.70       $10.01         $9.77        $9.02         $7.36
===================================================================================================================================
TOTAL RETURN (A) ..................................    7.85%        17.85%        4.06%         9.57%       24.05%      (17.57)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......  $40,087       $39,683      $37,115       $37,128      $29,989       $24,623
   Ratios to average net assets:
      Net investment income* ......................    0.99%         1.55%        1.13%         1.26%        1.16%         1.01%
      Expenses* ...................................    0.81%         0.81%        0.80%         0.80%        0.73%         0.74%
   Portfolio turnover rate ........................      22%           42%          36%           53%          78%           76%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year. + Unaudited.

See Notes to Financial Statements.


                                                                                                                   VALUE
Statement of Assets                                                                                               EQUITY
and Liabilities  JUNE 30, 2007 (UNAUDITED)                                                                          FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $32,512,694) ................................................    $39,508,034
   Short-term Investments (at amortized cost) ..............................................................      3,959,866
   Short-term affiliated investments (at amortized cost) ...................................................        759,553
   Receivable for investments sold .........................................................................        311,006
   Income receivables ......................................................................................         40,869
   Receivable for fund shares sold .........................................................................            104
   Variation margin receivable .............................................................................          1,695
   Other assets ............................................................................................            943
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ........................................................................................     44,582,070
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ................................................................      3,959,866
   Payable for investments purchased .......................................................................        222,815
   Payable for fund shares redeemed ........................................................................        261,065
   Payable to GEAM .........................................................................................         51,209
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...................................................................................      4,494,955
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................................................................    $40,087,115
===========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .........................................................................................     30,023,574
   Undistributed (distribution in excess of) net investment income .........................................        198,911
   Accumulated net realized gain (loss) ....................................................................      2,868,485
   Net unrealized appreciation/(depreciation) on:
       Investments .........................................................................................      6,995,340
       Futures .............................................................................................            805
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................................................................    $40,087,115
===========================================================================================================================
NET ASSETS .................................................................................................     40,087,115
Shares outstanding ($0.01 par value; unlimited shares authorized) ..........................................      3,473,063
Net asset value per share ..................................................................................         $11.54


* Includes $3,886,671 of securities on loan

See Notes to Financial Statements.


                                                                                                      VALUE
Statement of Operations                                                                              EQUITY
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)                                                     FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend ................................................................................   $    349,272
      Interest* ...............................................................................          2,512
      Interest from affliated investments .....................................................         11,909
      Less: Foreign taxes withheld ............................................................         (2,967)
--------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ..............................................................................        360,726
--------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ........................................................        130,533
      Transfer agent ..........................................................................             16
      Trustee's fees ..........................................................................            534
      Custody and accounting expenses .........................................................         18,215
      Professional fees .......................................................................          8,867
      Registration expenses ...................................................................          1,302
      Other expenses ..........................................................................          2,348
--------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ............................................................................        161,815
--------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ..............................................................        198,911
==============================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..........................................................................      2,594,799
         Futures ..............................................................................        (15,265)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..........................................................................        292,395
         Futures ..............................................................................          3,250
--------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ..................................      2,875,179
--------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $3,074,090
==============================================================================================================

* Income attributable to security lending activity, net of rebate expenses, was $2,512.

See Notes to Financial Statements.

                                                                                                            VALUE
Statements of                                                                                              EQUITY
Changes in Net Assets                                                                                        FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                               SIX MONTHS ENDED    YEAR ENDED
                                                                                                 JUNE 30, 2007    DECEMBER 31,
                                                                                                  (UNAUDITED)         2006
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) .............................................................  $   198,911     $   582,026
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps .................................................    2,579,534       3,361,481
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..................      295,645       2,256,614
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...................................................    3,074,090       6,200,121
------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .....................................................................           --        (583,024)
     Net realized gains ........................................................................           --      (3,132,510)
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................................................................           --      (3,715,534)
------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions .........................    3,074,090       2,484,587
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ..............................................................    1,029,517       1,598,076
     Value of distributions reinvested .........................................................           --       3,715,534
     Cost of shares redeemed ...................................................................   (3,699,192)     (5,230,437)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...........................................   (2,669,675)         83,173
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....................................................      404,415       2,567,760

NET ASSETS
   Beginning of period .........................................................................   39,682,700      37,114,940
------------------------------------------------------------------------------------------------------------------------------
   End of period ...............................................................................  $40,087,115     $39,682,700
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .................  $   198,911     $        --
------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

     Shares sold ...............................................................................       93,760         145,506
     Issued for distributions reinvested .......................................................           --         345,632
     Shares redeemed ...........................................................................     (329,970)       (488,227)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .........................................................     (236,210)          2,911
==============================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund (the "Fund"), Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2007, information on the tax cost of investments is as follows:

                                                              Net Tax
     Cost of           Gross Tax          Gross Tax        Appreciation/
 Investments for      Unrealized         Unrealized       (Depreciation)
  Tax Purposes       Appreciation       Depreciation      on Investments
-------------------------------------------------------------------------
   $37,470,965        $7,341,389         $(584,901)         $6,756,488

As of December 31, 2006, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:


                             Long-Term
           Ordinary           Capital
            Income             Gains            Total
--------------------------------------------------------------------------------
           $671,827         $3,043,707       $3,715,534

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment        Accumulated        Paid in
            Income         Net Realized Gain     Capital
--------------------------------------------------------------------------------
             $998               $(998)            $ --

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.  LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.  AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $312 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
                $8,791,868            $11,287,834

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:


                  Loaned
              securities at              Cash
               market value           collateral*
--------------------------------------------------------------------------------
                $3,886,671            $3,959,866

* COLLATERAL OF $3,943,484 INCREASED BY $16,382 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from
Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY
Jeanne M. LaPorta

ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe

TREASURER
Scott H. Rhodes

ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC

COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------



[GE logo omitted]


GE Investments Funds, Inc.
Total Return Fund




Semi-Annual Report
JUNE 30, 2007

[GE LOGO OMITTED]

GE Investments Funds, Inc.
Total Return Fund                                                    Contents
-------------------------------------------------------------------------------



NOTES TO PERFORMANCE ...................................................   1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS .............................   2

NOTES TO SCHEDULE OF INVESTMENTS .......................................  18

FINANCIAL STATEMENTS

     Financial Highlights ..............................................  19

     Statement of Assets and Liabilities ...............................  20

     Statement of Operations ...........................................  21

     Statements of Changes in Net Assets ...............................  22

     Notes to Financial Statements .....................................  24

ADDITIONAL INFORMATION .................................................  30

INVESTMENT TEAM ........................................................  33



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500) and Lehman Brothers Aggregate Bond Index (LB Aggregate) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Total Return Fund

--------------------------------------------------------------------------------


THE TOTAL RETURN FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES THOMAS R. LINCOLN, PAUL M. COLONNA, RALPH R. LAYMAN, JUDITH A. STUDER AND DIANE
M. WEHNER. THE TEAM IS LED BY MS. STUDER WHO, AS A LEAD MEMBER OF THE TACTICAL ASSET ALLOCATION COMMITTEE, IS VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND. EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF FOUR SUB-PORTFOLIOS: U.S. EQUITY, U.S. MID-CAP EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MS. WEHNER MANAGES THE U.S. MID-CAP EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THIS FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THIS FUND'S OBJECTIVES.

JUDITH A. STUDER IS A DIRECTOR AND EXECTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - U.S. EQUITIES AT GE ASSET MANAGEMENT. SHE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE TOTAL RETURN FUND SINCE JULY 2004. MS. STUDER JOINED GE ASSET MANAGEMENT IN AUGUST 1984. SHE BECAME SENIOR VICE PRESIDENT - DOMESTIC EQUITIES IN 1991, SENIOR VICE PRESIDENT - INTERNATIONAL EQUITIES IN 1995 AND EXECUTIVE VICE PRESIDENT - INVESTMENT STRATEGIES IN JULY 2006.

PAUL M. COLONNA IS AN EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS BEEN RESPONSIBLE FOR THE FIXED INCOME PORTION OF THE TOTAL RETURN FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS BEEN RESPONSIBLE FOR THE INTERNATIONAL EQUITY PORTION OF THE TOTAL RETURN FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AND EXECUTIVE VICE PRESIDENT IN 1992.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE TOTAL RETURN FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN DOMESTIC EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR DOMESTIC EQUITIES IN 1997 AND PORTFOLIO MANAGER FOR DOMESTIC EQUITIES IN 2003.

DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS BEEN A PORTFOLIO MANAGER OF THE TOTAL RETURN FUND SINCE JANUARY 2006. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/ PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.

[PHOTO OMITTED]

                                                                             Q&A


Q. HOW DID THE TOTAL RETURN FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Total Return Fund returned 7.35%. The Fund's broad based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 6.96% and 0.98%, respectively. The Fund's Lipper peer group of 173 mixed asset target allocation growth funds returned an average of 6.29% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The period continued a rally that had propelled the U.S. equity markets higher over the past year. While first-quarter `07 earnings growth moderated into the single digit range for the first time in three years, corporate profits did climb +9%, surprising market-watchers to the upside. Despite a backdrop of slowing economic growth, a weakening dollar and rising oil prices, stocks rallied amid the strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Fed tightening. By early June, several key U.S. equity indices reached new highs. The second quarter ended however with a whimper -- during the month of June each broad measure of U.S. equity market performance retreated. The S&P 500's June decline was just its second in 13 months, and its second down month in 2007. The pullback was brought on by renewed inflation fears, housing/consumption worries, and concern that the Fed might need to raise interest rates this year to keep inflation in check. New liquidity and credit concerns also spooked the markets, amid the near collapse of two large sub-prime hedge funds.

    Internationally, a similar pattern emerged with benchmarks hitting new highs uplifted by strong earnings and M&A activity, and further supported by attractive valuations and currency gains for U.S. investors. Sentiment stayed positive on the back of strong first quarter results that showed significant cash flow generation and more progress on efficiency. The recovery of Continental Europe after years of sluggish performance has been of increasing importance, with falling unemployment in the crucial markets of Germany and France contributing to rising consumer sentiment. Japan continued to disappoint although the background indications of improving corporate performance and consumer trends are encouraging.

    In the fixed income market, the Federal Reserve maintained the fed funds target at 5.25% at each of its first four meetings this year. Worries over the sub-prime loan market and a mid-February drop in the Chinese stock market sent risk premiums higher. Investors quickly started building in expectations for rate cuts from the Fed. As GDP growth came back in the second quarter accompanied by the Fed's stated emphasis on inflation risk, expectations for rate cuts disappeared. By June end, market pricing implied no changes in fed funds through year-end.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund's performance was driven by the Fund's overweight position in equities (particularly non-U.S.) and underweight in fixed income.

    The U.S. Disciplined Growth Equity portion of the Fund moderately trailed the S&P 500 Index, hurt by underweights in the strongly performing telecommunications services, materials and energy sectors, the best performing three groups in the index this year so far. Also weighing on performance were our stock selections in the healthcare, information technology and industrials groups. On the positive side, performance was helped by our significant underweight in financials, especially commercial bank stocks and REITs (both of which were hit as the sub-prime mortgage market continued to deteriorate).

Total Return Fund
--------------------------------------------------------------------------------

                                                                             Q&A


    Positive stock selection within the consumer discretionary area, particularly in media stocks, and the materials sector, also added value.

    The Mid-Cap Equity allocation helped boost Fund performance in June with a year-to-date return of over 11%, which outperformed its benchmark largely due to solid stock selection within the information technology, healthcare, energy, consumer staples and materials sectors.

    The Fund's overweight position in International Equities contributed strongly to returns, as the MSCI EAFE Index, a benchmark for non-U.S. developed markets, returned nearly 11%; further, the Fund's investments in this area handily exceeded the index. A significant positive contribution came from holdings in the materials sector, from both metals and mining and chemical stocks. In addition, industrial holdings in the conglomerate and infrastructure equipment segments performed well as did holdings in telecom services, especially wireless. Additionally, the Fund was overweight in emerging markets, which had led market returns during the period with a strong 17.6% showing.

    In fixed income, the Fund benefited from being overweight in shorter-duration securities but was hindered by being underweight in high-yield, the period's best performing sector. Security selection benefited the Fund's pre-fee return in the fixed income area.

Total Return Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                           BEGINNING OF THE PERIOD  ($)           END OF THE PERIOD  ($)             DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,073.49                             2.67
     Class 2                         1,000.00                           1,073.53                             2.82
     Class 3                         1,000.00                           1,072.92                             3.18
     Class 4                         1,000.00                           1,073.01                             3.74
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,021.97                             2.61
     Class 2                         1,000.00                           1,021.82                             2.76
     Class 3                         1,000.00                           1,021.49                             3.11
     Class 4                         1,000.00                           1,020.95                             3.66
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.52% FOR CLASS 1, 0.55% FOR CLASS 2, 0.62% FOR CLASS 3, AND 0.73% FOR CLASS 4, (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WERE AS FOLLOWS:
   7.35% FOR CLASS 1 SHARES, 7.35% FOR CLASS 2 SHARES, 7.29% FOR CLASS 3 SHARES, AND 7.30% FOR CLASS 4 SHARES.

Total Return Fund                                                    (unaudited)
--------------------------------------------------------------------------------


   INVESTMENT PROFILE

   A fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing primarily in a combination of equity securities and investment grade debt securities.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------
 Federal National Mortgage
 Assoc., 5.50%, TBA              2.11%
--------------------------------------------
 U.S. Treasury Notes, 4.63%,
11/15/09 - 02/15/17              2.09%
--------------------------------------------
 American International
 Group, Inc.                     1.21%
--------------------------------------------
 PepsiCo, Inc.                   1.10%
--------------------------------------------
 Federal National Mortgage
 Assoc., 5.00%, TBA              1.08%
--------------------------------------------
 Schlumberger Ltd.               1.04%
--------------------------------------------
 U.S. Treasury Notes,
 4.88%, 05/31/09                 1.00%
--------------------------------------------
 Cisco Systems, Inc.             0.99%
--------------------------------------------
 Exxon Mobil Corp.               0.93%
--------------------------------------------
 QUALCOMM, Inc.                  0.92%
--------------------------------------------


LIPPER PERFORMANCE COMPARISON
Mixed-Asset Target Allocation
Growth Funds

Based on average annual
total returns for the periods ended 6/30/07

                SIX      ONE      FIVE      TEN
               MONTHS    YEAR     YEAR      YEAR
----------------------------------------------------
Number of
Funds in
peer group:     173       165       76       45
----------------------------------------------------
Peer group
average
annual total
return:        6.29%    16.27%    9.39%    6.73%
----------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES

[LINE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

                   TOTAL        S&P 500     LB AGGREGATE
                   RETURN        INDEX       BOND INDEX
06/97            $10000.00     $10000.00     $10000.00
12/97             10690.12      11057.91      10636.34
12/98             12518.19      14231.31      11560.26
12/99             14176.85      17229.53      11465.32
12/00             14877.72      15647.27      12798.28
12/01             14447.80      13783.37      13878.90
12/02             13102.41      10736.98      15302.19
12/03             15763.99      13821.52      15930.26
12/04             17054.79      15325.48      16621.44
12/05             17680.63      16079.27      17025.10
12/06             20111.23      18618.57      17762.93
6/07              21589.16      19914.71      17936.58


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2007

                                                               ENDING
                                                             VALUE OF A
                         SIX      ONE       FIVE      TEN     $10,000
                        MONTHS    YEAR      YEAR     YEAR    INVESTMENT
--------------------------------------------------------------------------------
Total Return Fund       7.35%    18.63%     9.46%    8.00%    $21,589
S&P 500 Index           6.96%    20.59%    10.72%    7.13%    $19,915
LB Aggregate
  Bond Index            0.98%     6.12%     4.48%    6.02%    $17,937
Inception date        7/1/85


CLASS 2 SHARES

[LINE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

                TOTAL       S&P 500     LB AGGREGATE
               RETURN        INDEX      BOND INDEX
05/06         $10000.00    $10000.00    $10000.00
06/06           9700.53      9725.39     10010.49
09/06          10099.82     10276.45     10391.65
12/06          10704.55     10964.86     10520.34
03/07          10874.08     11035.19     10678.50
06/07          11491.65     11728.19     10623.19


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2007

                                                        ENDING
                                                      VALUE OF A
                         SIX      ONE       SINCE      $10,000
                        MONTHS    YEAR    INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
Total Return Fund       7.35%    18.46%    12.62%     $11,492
S&P 500 Index           6.96%    20.59%     7.13%     $11,728
LB Aggregate
  Bond Index            0.98%     6.12%     6.02%     $10,623
Inception date        5/1/06


CLASS 3 SHARES

[LINE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

               TOTAL       S&P 500     LB AGGREGATE
              RETURN        INDEX      BOND INDEX
05/06       $10000.00     $10000.00      $10000.00
06/06         9700.53       9725.39       10010.49
09/06        10105.70      10276.45       10391.65
12/06        10717.44      10964.86       10520.34
03/07        10874.96      11035.19       10678.50
06/07        11498.98      11728.19       10623.19


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2007

                                                        ENDING
                                                      VALUE OF A
                         SIX      ONE       SINCE      $10,000
                        MONTHS    YEAR    INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
Total Return Fund       7.29%   18.54%     12.68%     $11,499
S&P 500 Index           6.96%   20.59%      7.13%     $11,728
LB Aggregate
  Bond Index            0.98%    6.12%      6.02%    $10,623
Inception date        5/1/06


CLASS 4 SHARES

[LINE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

               TOTAL       S&P 500     LB AGGREGATE
              RETURN        INDEX      BOND INDEX
05/06       $10000.00     $10000.00    $10000.00
06/06         9688.78       9725.39     10010.49
09/06        10088.08      10276.45     10391.65
12/06        10688.52      10964.86     10520.34
03/07        10845.80      11035.19     10678.50
06/07        11468.84      11728.19     10623.19


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2007
                                                        ENDING
                                                      VALUE OF A
                         SIX      ONE       SINCE      $10,000
                        MONTHS    YEAR    INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
Total Return Fund       7.30%   18.37%     12.43%      $11,469
S&P 500 Index           6.96%   20.59%      7.13%      $11,728
 LB Aggregate
  Bond Index            0.98%    6.12%      6.02%      $10,623
Inception date        5/1/06

Total Return Fund
S&P 500 Index
LB Aggregate Bond Index

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES.

TOTAL RETURN FUND
Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                               TOTAL RETURN FUND

Portfolio Composition as a % of the Market Value of $2,647,083
(in thousands) as of June 30, 2007

[PIE CHART OMITTED -- PLOT POINTS ARE AS FOLLOWS:]

Domestic Equity   37.2%
Foreign Equity 26.4%
Bonds & Notes 22.2%
Short Term & Others 14.2%

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 42.6%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.4%

Bed Bath & Beyond, Inc.              510,880  $ 18,386,571(a)
Carnival Corp.                       288,376    14,064,098(h)
Coach, Inc.                           16,026       759,472(a)
Comcast Corp. (Class A)              845,985    23,653,741(a)
Dick's Sporting Goods, Inc.           14,338       834,041(a,j)
Home Depot, Inc.                     257,636    10,137,977(h)
Liberty Global, Inc. (Series C)      246,703     9,695,428(a)
Liberty Media Holding Corp -
   Capital (Series A)                 98,257    11,562,884(a)
Life Time Fitness, Inc.               54,831     2,918,654(a,j)
Lowe's Companies, Inc.               399,502    12,260,716
Omnicom Group, Inc.                  161,022     8,521,284
O'Reilly Automotive, Inc.             79,245     2,896,405(a)
Pulte Homes, Inc.                     33,342       748,528
Regal Entertainment
   Group, (Class A)                   80,025     1,754,948(j)
Staples, Inc.                        284,445     6,749,880
Starwood Hotels & Resorts
   Worldwide, Inc.                    25,045     1,679,768
Target Corp.                         174,196    11,078,866
The Cheesecake Factory               220,927     5,417,130(a,j)
Weight Watchers International
   Inc.                               33,888     1,722,866(j)
                                               144,843,257

CONSUMER STAPLES -- 4.4%

Alberto-Culver Co.                   123,417     2,927,452
Brown-Forman Corp. (Class B)           7,914       578,355
Clorox Co.                            35,178     2,184,554
Colgate-Palmolive Co.                272,274    17,656,969(h)
Kimberly-Clark Corp.                  33,668     2,252,053

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

McCormick & Company, Inc.             43,860  $  1,674,575
PepsiCo, Inc.                        447,935    29,048,585
Procter & Gamble Co.                 320,581    19,616,351
The Coca-Cola Co.                    380,598    19,909,081(h)
The Kroger Co.                        23,992       674,895
Wal-Mart Stores, Inc.                 49,771     2,394,483
                                                98,917,353

ENERGY -- 3.4%

Dresser-Rand Group, Inc.              58,247     2,300,757(a)
EOG Resources, Inc.                  111,798     8,167,962
Exxon Mobil Corp.                    292,768    24,557,380(h)
GlobalSantaFe Corp.                   32,060     2,316,335
Halliburton Co.                      131,746     4,545,237
Hess Corp.                            33,755     1,990,195
Peabody Energy Corp.                  34,659     1,676,802
Schlumberger Ltd.                    324,973    27,603,207
Weatherford International Ltd.        55,881     3,086,866(a)
                                                76,244,741

FINANCIALS -- 5.6%

Affiliated Managers Group, Inc.       17,179     2,211,968(a,j)
American International Group, Inc.  456,7183     1,983,962(h)
CB Richard Ellis Group, Inc.
   (Class A)                         118,640     4,330,360(a)
Citigroup, Inc.                      386,430    19,819,995
CVB Financial Corp.                  178,985     1,990,313(j)
Douglas Emmett, Inc. (REIT)           52,700     1,303,798(j)
Federal National Mortgage Assoc.     235,678     15,396,844
Fortress Investment
   Group LLC (Class A)                78,428     1,868,155(j)
Greenhill & Company, Inc.             33,116     2,275,400(j)
Hartford Financial Services
   Group, Inc.                        18,509     1,823,322
HCC Insurance Holdings, Inc.         195,213     6,522,066
Legg Mason, Inc.                      27,522     2,707,614
Metlife, Inc.                         70,264     4,530,623
SL Green Realty Corp. (REIT)          17,712     2,194,340
State Street Corp.                   269,347    18,423,335(e)
SunTrust Banks, Inc.                  84,903     7,279,583
Zions Bancorporation                  22,098     1,699,557
                                               126,361,235

HEALTHCARE -- 7.8%

Abbott Laboratories                  275,202    14,737,067(h)
Aetna, Inc.                          231,541    11,438,125
Alcon, Inc.                           13,832     1,866,075
Amgen, Inc.                          274,159    15,158,251(a,h)
Amylin Pharmaceuticals, Inc.          65,720     2,705,035(a,j)
Barr Pharmaceuticals, Inc.            55,191     2,772,244(a)
DENTSPLY International, Inc.          65,562     2,508,402
Gen-Probe Inc.                        34,581     2,089,384(a)
Gilead Sciences, Inc.                252,590     9,792,914(a)
Henry Schein, Inc.                    35,822     1,913,969(a)
Hologic, Inc.                         54,825     3,032,371(a,j)
Lifecell Corp.                        57,353     1,751,561(a,j)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lincare Holdings Inc.                121,499  $  4,841,735(a)
Manor Care, Inc.                      42,720     2,789,189(j)
Medtronic Inc.                       389,003    20,173,696
Pfizer Inc.                          698,529    17,861,387
Psychiatric Solutions Inc.           101,574     3,683,073(a,j)
Resmed, Inc.                         235,553     9,718,917(a,j)
Thermo Electron Corp.                 77,583     4,012,593(a)
UnitedHealth Group, Inc.             418,799    21,417,381
Vertex Pharmaceuticals, Inc.          59,181     1,690,209(a)
Wyeth                                348,393    19,976,855
                                               175,930,433

INDUSTRIALS -- 3.3%

Corporate Executive Board Co.         39,148     2,541,097(j)
CoStar Group, Inc.                    43,216     2,285,262(a,j)
Dover Corp.                          289,850    14,825,828(h)
Harsco Corp.                          70,057     3,642,964
Hexcel Corp.                         179,168     3,775,070(a,j)
Joy Global, Inc.                      28,478     1,661,122
SAIC, Inc.                            98,850     1,786,220(a,j)
Southwest Airlines Co.               805,112    12,004,220(j)
Spirit Aerosystems
   Holdings, Inc. (Class A)           33,455     1,206,053(a)
Stericycle, Inc.                      12,400       551,304(a,j)
Textron Inc.                         139,036    15,309,254
United Technologies Corp.            175,661    12,459,635
WESCO International, Inc.             30,364     1,835,504(a)
                                                73,883,533

INFORMATION TECHNOLOGY -- 9.9%

Activision, Inc.                     334,630     6,247,542(a)
Analog Devices, Inc.                 141,992     5,344,579(h)
Automatic Data Processing, Inc.      211,509    10,251,841
Cisco Systems, Inc.                  939,359    26,161,148(a,h)
Citrix Systems, Inc.                  54,823     1,845,890(a)
Cogent, Inc.                         117,081     1,719,920(a,j)
Comverse Technology, Inc.             82,832     1,727,047(a)
DST Systems, Inc.                     28,713     2,274,357(a)
eBay, Inc.                            48,307     1,554,519(a)
Electronic Arts, Inc.                  8,435       399,144(a)
EMC Corp.                            183,126     3,314,581(a)
Global Cash Access Holdings, Inc.    152,508     2,443,178(a,j)
Harris Corp.                          43,529     2,374,507
Hittite Microwave Corp.               38,799     1,657,881(a,j)
Intel Corp.                          652,872    15,512,239
Intuit Inc.                          517,658    15,571,152(a)
Juniper Networks, Inc.               113,836     2,865,252(a)
Limelight Networks, Inc.              53,364     1,055,540(a,j)
Linear Technology Corp.               26,705       966,187(j)
Macrovision Corp.                    123,033     3,698,372(a,j)
Microchip Technology Inc.             57,698     2,137,134
Microsoft Corp.                      526,982    15,530,160
Molex, Inc. (Class A)                462,349    12,275,366(j)
NAVTEQ Corp.                          14,638       619,773(a,j)
Network Appliance, Inc.               31,922       932,122(a)
Nvidia Corp.                          42,172     1,742,125(a)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Oracle Corp.                         819,750  $ 16,157,273(a,h)
Paychex, Inc.                        473,527    18,524,376
QUALCOMM, Inc.                       562,994    24,428,310
Salesforce.com, Inc.                  27,833     1,192,922(a,j)
Western Union Co.                    712,890    14,849,499
Yahoo! Inc.                          345,466     9,372,493(a)
                                               224,746,429

MATERIALS -- 0.8%

Cabot Corp.                           40,534     1,932,661
Martin Marietta Materials, Inc.       17,543     2,842,317
Monsanto Co.                         152,406    10,293,501
Praxair, Inc.                         33,620     2,420,304
                                                17,488,783

TELECOMMUNICATION SERVICES -- 0.7%

American Tower Corp. (Class A)        48,258     2,026,836(a)
BigBand Networks, Inc.               100,255     1,314,343(a,j)
Neustar, Inc. (Class A)              124,587     3,609,285(a,j)
NII Holdings Inc. (Class B)          117,732     9,505,682(a)
                                                16,456,146

UTILITIES -- 0.3%

DTE Energy Co.                        33,342     1,607,751
ITC Holdings Corp.                    76,758     3,118,678(j)
PPL Corp.                             35,078     1,641,300
SCANA Corp.                           40,675     1,557,446
                                                 7,925,175

TOTAL DOMESTIC EQUITY
   (COST $874,139,743)                         962,797,085

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 31.0%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 2.3%

Accor S.A.                            22,619     1,995,246(j)
China Travel International Inv     1,523,319       798,954
DaimlerChrysler AG (Regd.)            38,378     3,542,805
Esprit Holdings Ltd.                 100,000     1,270,757
Gafisa S.A.                           37,950       595,062
Hyundai Motor Co.                     37,400     2,950,930
Indian Hotels Company Ltd.           107,352       397,216
Koninklijke Philips
   Electronics N.V.                  304,090    12,858,750
LVMH Moet Hennessy
   Louis Vuitton S.A.                 43,916     5,042,337(j)
Megainfo Holdings Ltd.             1,808,000       408,275(a)
Naspers Ltd.                          13,572       349,463
Natura Cosmeticos S.A.                30,000       436,137
ON*Media Corp.                        78,340       724,887(a)
Prajay Engineers Syndicate Ltd.       75,862       468,065
Reed Elsevier PLC                    268,350     3,465,087
Renault S.A.                          14,689     2,350,899
Sekisui Chemical Company Ltd.         90,989       701,107



See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Swatch Group AG                        7,988  $  2,261,553
Toyota Motor Corp.                   172,988    10,877,041
Truworths International Ltd.          63,887       329,388
Urbi Desarrollos Urbanos S.A.
    de C.V.                          187,037       862,225(a)
                                                52,686,184

CONSUMER STAPLES -- 1.9%

Cosan S.A. Industria e Comercio       25,800       422,231(a)
Diageo PLC                           304,699     6,327,562
Groupe Danone                         24,051     1,938,337
IOI Corp.                            535,000       807,421
ITC Ltd.                              97,097       369,139
Massmart Holdings Ltd.                25,468       310,940
Metro AG                              54,146     4,486,072(j)
Nestle S.A. (Regd.)                   29,514    11,177,016
Seven & I Holdings Company Ltd.      155,300     4,426,008(j)
Shinsegae Company Ltd.                   630       409,982
Shiseido Company Ltd.                294,000     6,257,043
Tesco PLC                            722,696     6,041,265
Tiger Brands Ltd.                     25,902       664,250
                                                43,637,266

ENERGY -- 2.8%

Acergy S.A.                          280,556     6,306,018(j)
BG Group, PLC                        247,524     4,053,984
CAT Oil AG                            27,566       746,903(a)
China Oilfield Services Ltd.
   (Series H)                        206,000       208,242
China Petroleum & Chemical Corp.   4,248,000     4,745,605
China Shenhua Energy
   Company Ltd.                      174,000       601,689
ENI S.p.A.                            49,858     1,803,841(j)
LUKOIL ADR                            13,085       997,077
Nexen, Inc.                           55,222     1,709,121
OAO Gazprom ADR                       83,407     3,494,753(j)
Paladin Resources Ltd.               527,140     3,665,473(a,j)
PetroChina Company Ltd.              260,000       384,912
Petroleo Brasileiro S.A. ADR          92,333     9,850,085
Reliance Industries Ltd.              13,602       569,206
Saipem S.p.A.                        419,036    14,266,999(j)
Thai Oil PCL                         290,300       592,792
Total S.A.                           117,299     9,489,985(j)
                                                63,486,685

FINANCIALS -- 7.6%

Allianz AG (Regd.)                    25,915     6,064,926(j)
AXA S.A.                             132,706     5,692,210(j)
Banca Intesa S.p.A.                  927,046     6,896,978(j)
Banco do Brasil S.A.                  46,192       668,897
Banco Santander Central
   Hispano S.A. (Regd.)              476,283     8,736,232(j)
Bank of Yokohama Ltd.                541,012     3,777,772
BNP Paribas                           94,619    11,215,060(j)
CapitaLand Ltd.                      935,000     4,957,906(j)
China Merchants Bank
   Company Ltd.                       54,000       164,819

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

China Vanke Company Ltd.             367,850  $    761,534
Credit Agricole S.A.                 151,519     6,135,143(j)
Credit Suisse Group, (Regd.)         131,354     9,293,765
Dubai Islamic Bank                   182,573       491,123
Egyptian Financial Group-
   Hermes Holding                     48,149       385,202
Emaar Properties                     171,269       552,578
Hongkong Land Holdings Ltd.          727,999     3,280,510(j)
Hung Poo Real Estate
   Development Corp.                 686,000       818,305
ICICI Bank Ltd.                       17,570       411,651
ICICI Bank Ltd. ADR                   45,238     2,223,448(j)
ING Groep N.V.                       144,115     6,329,434
Jardine Matheson Holdings Ltd.       106,306     2,532,041(j)
Kookmin Bank                          58,191     5,103,576
Lloyds TSB Group, PLC                343,846     3,818,953
Mitsubishi Estate Company Ltd.       401,982    10,873,351
Mitsubishi UFJ Financial
   Group, Inc.                         1,024    11,251,363
Nomura Holdings, Inc.                723,798    14,016,457(j)
Ping An Insurance Group               68,500       485,304
Plaza Centers N.V.                   104,902       419,503(a)
Prudential PLC                       484,597     6,891,833
PT Bank Niaga                      7,931,553       719,092
Royal Bank of Scotland
   Group, PLC                        826,765    10,452,261
Samsung Fire & Marine
   Insurance Company Ltd.              4,990       960,560
Siam Commercial Bank PCL             383,400       810,665
Standard Bank Group, Ltd.             46,348       643,153
State Bank of India Ltd.               3,520       132,246
State Bank of India Ltd. GDR           5,284       466,049(j)
Sumitomo Realty & Development
   Company Ltd.                      104,000     3,376,761
Sun Hung Kai Properties Ltd.         328,476     3,957,295
Swiss Reinsurance                     28,905     2,627,320
Tisco Bank PCL                       436,686       347,598
UniCredito Italiano S.p.A.         1,229,333    10,956,345
Woori Investment &
   Securities Co Ltd                  32,350       987,990
                                               170,687,209

HEALTHCARE -- 1.2%

GlaxoSmithKline PLC                  139,192     3,622,765
Novartis AG (Regd.)                   75,215     4,208,488
Roche Holding AG                      80,614    14,235,923
Smith & Nephew PLC ADR                31,729     1,968,150(j)
Teva Pharmaceutical
   Industries Ltd. ADR                19,895       820,669(j)
Yuhan Corp.                            3,291       615,753
Zentiva N.V.                           6,692       452,500(a)
                                                25,924,248

INDUSTRIALS -- 4.5%

ABB Ltd. (Regd.)                     375,335     8,434,655
Adecco S.A. (Regd.)                   41,921     3,232,246(j)
Alstom                                30,741     5,115,139(a,j)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Asahi Glass Company Ltd.             346,005  $  4,651,353(j)
Barloworld Ltd.                       14,715       409,774
Brambles Ltd.                        144,921     1,495,101(a)
Canadian National Railway Co.        143,997     7,336,909
China Communications
   Construction Company Ltd.         408,080       731,399
Chiyoda Corp.                        224,676     4,268,339(j)
Daewoo Shipbuilding & Marine
   Engineering Company Ltd.            8,340       471,498
Doosan Heavy Industries and
   Construction Company Ltd.          18,570     1,776,014
East Japan Railway Co.                   895     6,875,496
Empresas ICA Sociedad
   Controladora S.A. de C.V.         150,029       761,826(a)
Enka Insaat ve Sanayi AS              79,044       905,057
Fraser and Neave Ltd.                100,000       356,767
Genting Bhd                          227,000       543,207
Group 4 Securicor PLC              1,288,341     5,419,531
Grupo Aeroportuario del Sureste
   S.A. de C.V. ADR (Series B)         7,286       383,899
Hyunjin Materials Company Ltd.        16,695       741,833
Jaguar Mining Inc.                    53,686       371,954(a)
Jaiprakash Associates Ltd.            40,469       738,743
Komatsu Ltd.                         196,075     5,665,829
Larsen & Toubro Ltd.                  37,787     2,033,158
Mitsubishi Heavy Industries Ltd.     578,000     3,690,726
Orascom Construction Industries       80,112     5,244,127
Orascom Construction
   Industries GDR                        100        13,212
Orkla ASA                            167,776     3,158,363
Sandvik AB                           315,070     6,333,145(j)
Schneider Electric S.A.               23,911     3,342,938
Siemens AG (Regd.)                    74,765    10,735,875(j)
Smiths Group PLC                      94,003     2,227,388
United Tractors Tbk PT               946,000       864,627
Vinci S.A.                            31,951     2,379,610
                                               100,709,738

INFORMATION TECHNOLOGY -- 2.3%

Delta Electronics Inc.               272,579     1,073,126(a)
Gemtek Technology Corp.              328,000       842,597
HON HAI Precision Industry
   Company Ltd.                      200,200     1,729,233
Hoya Corp.                           114,200     3,777,017
Ibiden Company Ltd.                   96,361     6,198,919
MediaTek Inc.                        118,900     1,849,908
Mettler Toledo International Inc.     19,831     1,894,059(a)
Nidec Corp.                          107,613     6,294,627(j)
Nokia OYJ                            484,915    13,589,738(j)
Samsung Electronics
   Company Ltd.                       12,790     7,818,773
Sohu.com Inc.                         10,188       325,914(a,j)
Taiwan Semiconductor
   Manufacturing Company Ltd.      2,861,914     6,129,193
                                                51,523,104

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 3.5%

Bayer AG                             109,493  $  8,272,761(j)
BHP Billiton PLC                     577,410    16,025,686
Good Fellow Group Ltd.             6,636,000     1,275,898(a)
Harmony Gold Mining
   Company Ltd. ADR                   42,256       602,993(a,j)
Holcim Ltd. (Regd.)                   24,528     2,640,102(j)
Israel Chemicals Ltd.                135,211     1,075,770
Linde AG                              64,179     7,729,312(j)
Makhteshim-Agan Industries Ltd.      107,775       780,013
MMC Norilsk Nickel ADR                 5,141     1,141,302
Novozymes (Series B)                  19,598     2,266,581
POSCO                                  2,170     1,041,725
Potash Corp of Saskatchewan          141,332    11,064,767
Rio Tinto PLC (Regd.)                 93,062     7,113,340
Samling Global Ltd.                1,692,000       653,608(a)
Steppe Cement Ltd.                     5,687        36,848(a)
Syngenta AG (Regd)                    31,105     6,043,654
Toray Industries Inc.              1,427,998    10,520,449(j)
Vedanta Resources PLC                 32,143     1,035,180
                                                79,319,989

TELECOMMUNICATION SERVICES -- 2.7%

America Movil S.A. de C.V.
   ADR (Series L)                    147,947     9,162,357
Bharti Airtel Ltd.                    49,773     1,021,939(a)
China Mobile Ltd.                    104,500     1,126,513
Hellenic Telecommunications
   Organization S.A.                 168,232     5,203,012
Hutchison Telecommunications
   International Ltd.                317,000       408,361
Mobile Telesystems OJSC ADR           65,469     3,965,457(a)
MTN Group, Ltd.                      457,080     6,226,692
Orascom Telecom Holding SAE           53,873       692,585
Philippine Long Distance
   Telephone Co.                       8,920       509,885
Singapore Telecommunications Ltd.  2,359,003     5,250,931
Telekom Malaysia Bhd                 254,000       758,880
Telekomunikasi Indonesia
   Tbk PT (Series B)                 684,500       742,538
Telenor ASA                          669,184    13,059,642
Vodafone Group, PLC                4,133,247    13,837,560
                                                61,966,352

UTILITIES -- 1.4%

CEZ                                   16,084       827,418
E.ON AG                               58,404     9,785,463
First Philippine Holdings Corp.      307,500       598,794
National Grid PLC                    274,712     4,049,896
Perusahaan Gas Negara                465,500       487,436
RWE AG                                33,790     3,598,624(j)
Suez S.A.                             60,988     3,479,105
Veolia Environnement                 110,103     8,629,039(j)
                                                31,455,775

TOTAL COMMON STOCK
   (COST $554,602,148)                         681,396,550


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

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Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.8%
--------------------------------------------------------------------------------

All America Latina Logistica S.A.    229,100  $  3,140,312
Cia Vale do Rio Doce                  52,761     1,985,797
Cia Vale do Rio Doce ADR             312,667    11,787,546
Petroleo Brasileiro S.A.              14,400       386,093

TOTAL PREFERRED STOCK
   (COST $11,118,801)                           17,299,748

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

Veolia Environnement
   (COST $7,751)                     110,103       156,135(a,j)


TOTAL FOREIGN EQUITY
   (COST $565,728,700)                         698,852,433


                                  PRINCIPAL
                                     AMOUNT          VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 23.7%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 5.5%

U.S. Treasury Bonds
   4.50%    02/15/36           $     265,000       240,175(j)
   4.75%    02/15/37              16,210,000    15,293,163(j)
U.S. Treasury Notes
   4.50%    04/30/12              18,020,000    17,688,251(j)
   4.63%    11/15/09 - 02/15/17   56,636,000    55,289,502(j)
   4.75%    05/31/12              10,316,000    10,235,948(j)
   4.88%    05/31/09              26,364,000    26,360,573(j)
                                               125,107,612

FEDERAL AGENCIES -- 0.5%

Federal Home Loan Mortgage Corp.
   4.75%    03/05/12               7,890,000     7,711,396
   4.88%    02/09/10                 610,000       605,442(j)
   5.00%    02/16/17               3,480,000     3,361,033(j)
                                                11,677,871

AGENCY MORTGAGE BACKED -- 7.0%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 02/01/35      282,089       256,767(h)
   5.00%    07/01/35 - 10/01/35    8,678,905     8,157,184(h)
   5.50%    05/01/20                  98,652        97,241(h)
   6.00%    04/01/17 - 11/01/36      788,768       787,759(h)
   6.50%    01/01/27 - 08/01/36    1,066,222     1,079,777(h)
   7.00%    10/01/25 - 08/01/36      305,335       313,492(h)
   7.50%    11/01/09 - 09/01/33       48,572        50,536(h)
   8.00%    01/01/30 - 11/01/30       17,018        17,882(h)
   9.00%    10/01/25                     767           829(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19 $     259,004  $   240,025(h)
   4.50%    05/01/18 - 02/01/35    2,545,758     2,391,934 (h)
   5.00%    06/01/20 - 08/01/35    5,067,611     4,773,280 (h)
   5.01%    07/01/35               1,177,628     1,175,526(h,i)
   5.10%    08/01/35                 767,462       763,448(h,i)
   5.26%    04/01/37                 598,775       591,509 (i)
   5.44%    04/01/37                  53,309        52,980 (i)
   5.50%    04/01/14 - 08/01/35    1,932,640     1,889,186 (h)
   5.53%    04/01/37                 752,385       749,153 (i)
   5.56%    03/01/37                  51,013        50,833 (i)
   5.62%    04/01/37               1,340,508     1,337,310 (i)
   5.64%    06/01/37               1,003,998     1,002,451 (i)
   5.67%    05/01/37                 388,988       388,395 (i)
   5.69%    04/01/37                 482,141       481,937 (i)
   5.71%    04/01/37               1,901,800     1,901,636 (i)
   5.85%    06/01/37               1,209,961     1,213,670 (i)
   6.00%    09/01/19 - 08/01/35    4,804,636     4,765,750 (h)
   6.50%    09/01/17 - 08/01/36    2,497,943     2,531,552 (h)
   7.00%    04/01/17 - 06/01/36      419,019       431,707 (h)
   7.50%    12/01/09 - 03/01/34      108,772       112,988 (h)
   8.00%    12/01/11 - 11/01/33       39,600        41,325 (h)
   8.50%    06/01/30                     225           242 (h)
   9.00%    06/01/09 - 12/01/22       20,128        21,095 (h)
   5.00%    TBA                   30,180,000    28,505,334 (c)
   5.50%    TBA                   57,664,000    55,808,236 (c)
   6.00%    TBA                   23,488,000    23,245,743 (c)
   6.50%    TBA                    5,845,000     5,899,797 (c)
Government National Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34      464,833       428,613 (h)
   6.00%    04/15/27 - 09/15/36      668,028       665,676 (h)
   6.50%    04/15/24 - 09/15/36      642,127       652,522 (h)
   7.00%    03/15/12 - 10/15/36      679,059       700,405 (h)
   8.00%    03/15/30                   3,376         3,625 (h)
   9.00%    11/15/16 - 12/15/21       20,650        22,189 (h)
   5.50%    TBA                    4,535,000     4,400,365 (c)
                                               158,001,904

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%

Federal Home Loan Mortgage Corp.
   1.13%    04/15/37               1,980,951        93,341(g,i)
   1.33%    10/15/18 - 04/25/37    1,943,821        95,976(g,h,i)
   1.43%    05/15/37               2,806,630       130,903(g,i)
   1.83%    12/15/30                 421,277        17,575(g,h,i)
   1.88%    09/15/36               1,862,160       126,860(g,i)
   2.46%    09/15/36               1,588,639       141,488(g,h,i)
   3.98%    12/15/33                  45,000        33,773(h,i)
   4.50%    04/15/13 - 03/15/19      479,372        35,287(g,h)
   5.00%    12/15/13 - 12/01/34    4,868,945     1,110,855(g,h)
   5.50%    04/15/17 - 06/15/33      216,765        33,768(g,h)
   5.50%    04/15/26 - 12/15/36    6,326,919     6,233,722
   6.00%    03/15/28               1,872,117     1,885,074
   7.50%    01/15/16                   9,293         9,550 (h)
   7.50%    07/15/27                   6,339         1,326(g,h)
   8.00%    02/01/23 - 07/01/24        4,494         1,143(g,h)
   24.46%   09/25/43                 425,216         4,703(d,g,h,i)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal Home Loan Mortgage
   Corp. REMICS
   6.00%    01/15/30            $  2,085,000  $     2,103,325
Federal Home Loan
   Mortgage STRIPS
   7.24%    08/01/27                   1,017           793(d,f,h)
Federal National Mortgage
   Assoc STRIPS (Class 2)
   7.50%    11/01/23                  20,186         5,529(g,h)
   8.00%    08/01/23 - 07/01/24        9,494         2,404(g,h)
Federal National Mortgage Assoc.
   1.13%    05/25/37 - 06/25/37   23,908,770     1,186,002(g,i)
   1.19%    12/25/42                 235,681         7,807(g,h,i)
   1.45%    03/25/37               1,555,516        96,909(g,i)
   1.88%    06/25/36 - 07/25/37   21,836,984     1,461,042(g,h,i)
   2.28%    09/25/42                 233,164        12,387(g,h,i)
   2.33%    04/25/17 - 10/25/17      187,070        10,718(g,h,i)
   2.38%    08/25/16                  71,427         2,836(g,h,i)
   4.50%    05/25/18                 124,247        11,415(g,h)
   4.75%    11/25/14                  23,998         1,297(g,h)
   5.00%    02/25/32                  34,077         2,660(g,h)
   5.50%    03/25/29 - 03/25/33    2,210,000     2,193,779
   8.00%    07/25/14                  25,885        26,164(h)
Federal National Mortgage
   Assoc. (Class 2)
   5.50%    12/01/33 - 05/25/37      409,365       106,589(g)
Federal National Mortgage
   Assoc. (Class S)
   1.78%    02/25/31                  75,971         3,542(g,h,i)
Federal National Mortgage
   Assoc. REMIC
   1.88%    01/25/37               4,411,412       279,860(g,h,i)
   4.50%    11/25/13                  71,754         2,661(g,h)
   4.91%    03/25/31                  80,170        75,562(h,i)
   5.00%    10/25/22                 109,898        17,705(g,h)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                       7            52(g,h)
Federal National Mortgage
   Assoc. REMIC (Class K)
   1008.00% 05/25/22                       5           144(g,h)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
   5.00%    08/01/34               4,987,341     1,298,267(g)
                                                18,864,793

ASSET BACKED -- 2.7%

American Express Credit Account
   Master Trust (Class A)
   5.31%    12/17/12               5,000,000     4,999,957(h,i)
BA Credit Card Trust
   5.32%    08/15/12               9,500,000     9,500,000(h,i)
Bank One Issuance Trust
   3.59%    05/17/10                  20,000        19,929(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Bear Stearns Asset Backed
   Securities Inc. (Class A)
   5.69%    01/25/34            $     14,031     $   14,078(h,i)
Capital Auto Receivables
   Asset Trust
   5.38%    05/15/11               8,000,000     8,001,248(h,i)
Capital One Auto Finance Trust
   5.32%    04/15/12               3,000,000     2,999,985(h,i)
Carmax Auto Owner Trust
   4.35%    03/15/10                 154,000       152,446(h)
Citibank Credit Card Issuance Trust
   4.45%    04/07/10                  35,000        34,701(h)
Ford Credit Auto Owner
   Trust (Class A)
   5.36%    02/15/12               7,125,000     7,121,254(h,i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   5.36%    07/15/09               2,000,000     1,999,947(h,i)
Honda Auto Receivables
   Owner Trust (Class A)
   4.15%    10/15/10                 138,000       136,347(h)
Indymac Residential Asset
   Backed Trust
   5.49%    10/25/35               4,500,000     4,500,809(h,i)
   7.32%    04/25/37                 189,000       181,568(i)
JP Morgan Mortgage
   Acquisition Corp.
   5.47%    03/01/37               1,500,000     1,499,160(i)
Long Beach Mortgage Loan Trust
   5.60%    09/25/35               1,184,086     1,185,390(h,i)
Mid-State Trust
   7.54%    07/01/35                   5,267         5,557(h)
Option One Mortgage Loan Trust
   5.45%    06/25/37               4,000,000     4,002,218(i)
Peco Energy Transition Trust
   6.52%    12/31/10                  50,000        51,465(h)
Residential Asset Mortgage
   Products, Inc.
   5.56%    03/25/34                  10,283        10,289(h,i)
Residential Asset Securities Corp.
   5.57%    01/25/36               3,000,000     3,005,156(h,i)
   5.82%    07/25/32                  10,070        10,073(h,i)
Residential Asset Securities
   Corp. (Class A)
   4.16%    07/25/30                 138,384       136,915(h,i)
SLM Student Loan Trust (Class A)
   5.41%    06/15/18                 289,483       289,696(h,i)
Superior Wholesale Inventory
   Financing Trust (Class A)
   5.50%    06/15/10               4,000,000     4,009,930(h,i)
Swift Master Auto Receivables
   Trust (Class A)
   5.42%    06/15/12               4,250,000     4,250,000(i)
Triad Auto Receivables Owner
   Trust (Class A)
   5.38%    02/12/14               2,000,000     1,998,911(i)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                     PRINCIPAL
                                      AMOUNT              VALUE
Volkswagen Auto Lease
Trust (Class A)
   3.94%    10/20/10             $   103,000       102,681(h)
Wells Fargo Home Equity Trust
   3.97%    05/25/34                  44,160        42,885(h,i)
                                                60,262,595

CORPORATE NOTES -- 3.6%

Abbey National PLC
   7.95%    10/26/29                 340,000       407,746(h)
Allied World Assurance
   Holdings Ltd.
   7.50%    08/01/16                 325,000       341,762(h)
American Electric Power
   Company, Inc. (Series C)
   5.38%    03/15/10               2,125,000     2,114,366(h)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15               1,040,000       998,909(h)
American International Group, Inc.
   6.25%    05/01/36                 490,000       498,706(h)
Appalachian Power Co. (Series G)
   3.60%    05/15/08                  20,000        19,682(h)
Arizona Public Service Co.
   6.25%    08/01/16                 370,000       371,741(h)
AT&T, Inc.
   4.13%    09/15/09               1,800,000     1,749,008(h)
BAC CAP TRUST V
   5.63%    03/08/35                 925,000       825,109(h)
BellSouth Corp.
   4.20%    09/15/09                 735,000       715,308(h)
   6.55%    06/15/34                 510,000       508,229(h)
BJ Services Co.
   5.75%    06/01/11                 430,000       428,805(h)
Bristol-Myers Squibb Co.
   5.88%    11/15/36                 420,000       395,288(h)
British Telecommunications PLC
   8.63%    12/15/10                 170,000       185,818(h)
Burlington Northern Santa Fe Corp.
   6.75%    07/15/11               1,000,000     1,036,328(h)
Capital One Bank
   6.50%    06/13/13                  25,000        25,641(h)
Carolina Power & Light Co.
   5.15%    04/01/15                 810,000       776,738(h)
   5.70%    04/01/35                 155,000       144,336(h)
   6.13%    09/15/33                 190,000       188,072(h)
Chubb Corp.
   6.00%    05/11/37                 400,000       382,490(h)
CIT Group, Inc.
   5.13%    09/30/14                 485,000       454,599(h)
Citigroup, Inc.
   5.13%    02/14/11 - 05/05/14    3,805,000     3,695,071(h)
Clear Channel Communications, Inc.
   4.25%    05/15/09                 355,000       343,104(h)
Consumers Energy Co.
   5.15%    02/15/17                 555,000       521,603(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Corrections Corp of America
   7.50%    05/01/11             $   645,000  $    653,869(h)
COX Communications, Inc.
   7.13%    10/01/12                 505,000       533,013(h)
   7.75%    11/01/10                 375,000       398,659(h)
CRH America, Inc.
   6.00%    09/30/16                 290,000       286,736(h)
CSX Corp.
   6.15%    05/01/37                 485,000       464,703(h)
CSX Transportation, Inc.
   9.75%    06/15/20               1,021,000     1,304,715(h)
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                 280,000       276,352(h)
Dex Media West LLC
   8.50%    08/15/10                 270,000       279,788
Dominion Resources, Inc.
   5.69%    05/15/08                 370,000       370,445(h,k)
Dominion Resources, Inc. (Series B)
   6.30%    09/30/66               1,505,000     1,507,101(h,i)
Dover Corp.
   6.50%    02/15/11                 375,000       385,788(h)
   6.65%    06/01/28                 195,000       206,845(h)
Duke Energy Corp.
   5.38%    01/01/09                 160,000       159,626(h)
EI Du Pont de Nemours & Co.
   4.88%    04/30/14                 325,000       308,383(h)
El Paso Electric Co.
   6.00%    05/15/35                 270,000       251,803
Embarq Corp.
   7.08%    06/01/16                 490,000       492,251(h)
Federated Retail Holdings Inc.
   5.35%    03/15/12               1,790,000     1,757,154
FirstEnergy Corp. (Series B)
   6.45%    11/15/11               2,040,000     2,091,843(h)
GMAC LLC
   5.85%    01/14/09                 600,000       591,322
Goldman Sachs Group, Inc.
   6.60%    01/15/12               5,135,000     5,323,863(h)
   6.88%    01/15/11                 900,000       936,678
GTE Corp.
   6.94%    04/15/28                 850,000       869,962(h)
   7.51%    04/01/09                 165,000       170,080(h)
Harrah's Operating Company, Inc.
   5.38%    12/15/13                 640,000       542,400
Hospira, Inc.
   5.55%    03/30/12                 590,000       583,197
HSBC Bank USA NA
   3.88%    09/15/09               1,175,000     1,137,112(h)
   4.63%    04/01/14               1,085,000     1,013,924
HSBC Finance Corp.
   6.75%    05/15/11                 405,000       419,856
HSBC Holdings PLC
   6.50%    05/02/36                 100,000       102,669(h)
Hydro Quebec
   8.05%    07/07/24                 820,000     1,029,456(h)
   8.50%    12/01/29               1,585,000     2,128,386(h)
ING Capital Funding TR III
   8.44%    12/29/49                 960,000     1,042,353(h,i)

See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

ING Groep N.V.
   5.78%    12/29/49              $1,265,000  $  1,219,543(h,i)
International Business
   Machines Corp.
   4.75%    11/29/12               1,300,000     1,253,733(h)
International Steel Group Inc.
   6.50%    04/15/14                 415,000       421,751
IPSCO, Inc.
   8.75%    06/01/13                 350,000       370,782
iStar Financial, Inc. (REIT)
   7.00%    03/15/08                 400,000       403,240(h)
JP Morgan Chase & Co.
   7.00%    11/15/09               1,130,000     1,167,627(h)
JP Morgan Chase Bank
   5.88%    06/13/16                 825,000       823,518
Kansas Gas & Electric
   5.65%    03/29/21                 425,000       407,735(h)
Lehman Brothers Holdings, Inc.
   5.00%    01/14/11               1,150,000     1,128,879(h)
Markel Corp.
   7.35%    08/15/34                 340,000       351,255(h)
Marsh & McLennan Companies, Inc.
   5.50%    07/13/07               1,500,000     1,500,009(h,i)
Martin Marietta Materials, Inc.
   6.25%    05/01/37                 105,000       101,853
MBIA, Inc.
   5.70%    12/01/34                 285,000       261,847
Merck & Company, Inc.
   5.75%    11/15/36                 445,000       415,435(h)
Mizuho Financial Group Cayman Ltd.
   8.38%    12/29/49                 595,000       621,287
Mohegan Tribal Gaming Authority
   6.38%    07/15/09                  80,000        79,200
MUFG Capital Finance 1 Ltd.
   6.35%    07/29/49                 240,000       235,547(h,i)
Munich Re America Corp. (Series B)
   7.45%    12/15/26                 315,000       350,467(h)
Nevada Power Co. (Series A)
   8.25%    06/01/11                 250,000       270,514(h)
Nevada Power Company (Series I)
   6.50%    04/15/12                 515,000       524,431(h)
Nexen Inc.
   6.40%    05/15/37                 930,000       892,033
Nisource Finance Corp.
   5.45%    09/15/20                 370,000       336,467(h)
   7.88%    11/15/10                 160,000       170,912(h)
Norfolk Southern Corp.
   6.00%    04/30/08                  20,000        20,063(h)
   8.63%    05/15/10                 485,000       523,467(h)
Norfolk Southern Railway Co.
   9.75%    06/15/20                  64,000        82,112(h)
Northeast Utilities (Series B)
   3.30%    06/01/08                  30,000        29,341(h)
NorthWestern Corp.
   5.88%    11/01/14                 200,000       194,086(h)
ONEOK Partners LP
   5.90%    04/01/12                 780,000       784,440(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Pacific Bell
   7.13%    03/15/26            $     55,000  $     58,024(h)
Pacific Gas & Electric Co.
   5.80%    03/01/37                 500,000       466,748
Pemex Finance Ltd.
   9.03%    02/15/11                 198,750       210,371(h)
Pemex Project Funding Master Trust
   7.38%    12/15/14               2,055,000     2,228,976(h)
   7.88%    02/01/09                 195,000       201,612
   8.63%    02/01/22                  60,000        73,495(h)
Petrobras International Finance Co.
   6.13%    10/06/16                 740,000       725,200(h)
Prudential Financial, Inc.
   5.70%    12/14/36                 485,000       447,600(h)
   6.10%    06/15/17                 415,000       419,680
Public Service Company of Colorado
   7.88%    10/01/12                 520,000       572,637(h)
Puget Sound Energy, Inc.
   3.36%    06/01/08                  30,000        29,423(h)
   5.48%    06/01/35                 130,000       114,158(h)
Puget Sound Energy, Inc. (Series A)
   6.97%    06/01/67                 830,000       830,000(i)
Pulte Homes, Inc.
   4.88%    07/15/09                 385,000       373,269(h)
Reliant Energy, Inc.
   7.88%    06/15/17                 420,000       408,450
Residential Capital LLC
   6.38%    06/30/10                 660,000       650,877
   6.46%    04/17/09                 650,000       648,921(i)
Royal Bank of Scotland Group PLC
   5.00%    10/01/14                 375,000       358,899(h)
SLM Corp.
   5.66%    01/27/14               1,251,000     1,085,019(i)
Sovereign Capital Trust VI
   7.91%    06/13/36                 945,000     1,009,809(h)
Sprint Capital Corp.
   7.63%    01/30/11               2,200,000     2,316,478
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                 380,000       369,360(i)
Station Casinos Inc.
   7.75%    08/15/16                  50,000        49,500(h)
Telecom Italia Capital S.A.
   6.20%    07/18/11               1,175,000     1,190,482
Telefonica Emisiones SAU
   5.86%    02/04/13                 600,000       598,697
Tennessee Gas Pipeline Co.
   7.63%    04/01/37                 275,000       300,853
   8.38%    06/15/32                 325,000       381,094
Time Warner, Inc.
   6.88%    05/01/12                  25,000        26,085(h)
TXU Electric Delivery Co.
   6.38%    05/01/12                 580,000       591,899(h)
UBS Preferred Funding Trust I
   8.62%    10/29/49                 495,000       537,613(i)
Valspar Corp.
   5.63%    05/01/12                 320,000       315,915


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Verizon Global Funding Corp.
   7.25%    12/01/10             $   900,000  $    948,589
Verizon Pennsylvania Inc.
   8.75%    08/15/31                 165,000       199,861(h)
   8.35%    12/15/30                 210,000       241,532(h)
Wal-Mart Stores, Inc.
   6.88%    08/10/09               1,000,000     1,028,882(h)
Wells Fargo & Co.
   5.25%    12/01/07                  90,000        89,911(h)
Wells Fargo Bank NA
   5.95%    08/26/36               1,450,000     1,420,908(h)
Westar Energy, Inc.
   7.13%    08/01/09                 190,000       194,325(h)
Wisconsin Electric Power
   5.70%    12/01/36                 115,000       108,247(h)
                                                81,513,764

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%

Banc of America Commercial
   Mortgage Inc.
   4.13%    07/10/42               1,800,000     1,752,128(h)
   5.32%    10/10/11               1,300,000     1,282,062(h)
   5.69%    03/10/17               2,600,000     2,572,472(h)
Banc of America Commercial
   Mortgage Inc. (Class A)
   5.79%    05/11/35               1,927,791     1,942,389(h)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.70%    04/10/17                 400,000       388,737(h)
Banc of America Funding Corp.
   5.74%    03/20/36                 194,164       192,417(h,i)
   5.84%    02/20/36                 345,942       344,571(h,i)
Banc of America Mortgage
   Securities (Class B)
   5.33%    10/25/35                 199,929       188,343(h,i)
   5.38%    01/25/36                 198,971       193,692(h,i)
   5.56%    02/25/36                 159,086       156,137(h,i)
Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                 224,198       225,281(h)
Bear Stearns Asset Backed
   Securities Trust (Class A)
   5.57%    07/25/36               7,859,322     7,847,821(h,i)
Bear Stearns Commercial
   Mortgage Securities
   5.48%    10/12/41               1,500,000     1,487,788(h,i)
   5.53%    10/12/41               1,500,000     1,478,072(h,i)
   5.58%    03/11/39               1,000,000       997,193(h,i)
   6.02%    02/14/31                  75,000        75,399(h)
Bear Stearns Commercial
   Mortgage Securities (Class A)
   5.63%    04/12/38                 700,000       699,722(h,i)
   5.66%    06/11/40               2,100,000     2,101,880(i)
Citigroup Mortgage Loan Trust, Inc.
   6.07%    08/25/36                 549,026       544,911(h,i)
Countrywide Alternative Loan Trust
   5.98%    05/25/36                  74,067        64,139(h,i)
   6.00%    03/25/36 - 08/25/36      424,473       300,493(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Countrywide Alternative Loan
   Trust (Class B)
   6.00%    05/25/36 - 08/25/36 $    227,917  $    173,115(h)
Countrywide Home Loan Mortgage
   Pass Through Trust
   5.47%    02/25/47                 809,682       801,548(h,i)
Countrywide Home Loan Mortgage
   Pass Through Trust (Class M)
   5.50%    12/25/35                 166,727       156,093(h)
Credit Suisse Mortgage
   Capital Certificates
   5.47%    09/15/39                 682,000       661,718(h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
   5.65%    02/25/36                 113,263       107,859(h,i)
Crusade Global Trust (Class A)
   5.56%    01/17/34               2,566,733     2,572,380(h,i)
CS First Boston Mortgage
   Securities Corp.
   5.25%    08/25/34                 249,005       245,641(h)
   5.33%    10/25/35                 167,840       155,137(h,i)
   6.13%    04/15/37                  50,000        50,865(h)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.44%    09/15/34                 600,000       595,721(h)
   6.53%    06/15/34                 600,000       616,980(h)
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 220,651       222,045(h)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.18%    11/10/33               1,662,600     1,729,546
   7.62%    06/10/33               2,973,106     3,113,109(h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35                 434,874       437,506(h)
   6.47%    04/15/34                 400,000       409,378(h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.71%    12/10/41               3,436,128        70,135(d,h,i)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                 500,000       494,448(h)
Impac CMB Trust
   5.58%    04/25/35                 376,587       376,688(h,i)
Indymac INDA Mortgage Loan Trust
   5.15%    01/25/36                  99,828        95,975(h,i)
Indymac INDA Mortgage Loan
   Trust (Class B)
   5.15%    01/25/36                 107,814       105,974(h,i)
Indymac Index Mortgage Loan Trust
   5.36%    06/25/35                 317,190       311,550(h,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   5.75%    02/12/49               3,700,000     3,665,886(i)
   6.47%    11/15/35                  40,000        41,157(h)
JP Morgan Mortgage Trust
   5.87%    04/25/37                 635,000       634,251(i)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

LB-UBS Commercial Mortgage Trust
   4.06%    09/15/27             $   108,000  $    105,260(h,i)
   5.26%    09/15/39               1,000,000       987,415(h)
   5.42%    02/15/40                 359,000       347,048
   5.53%    03/15/39               1,000,000       999,203(h)
   5.64%    01/18/12               4,585,120       113,336(d,h,i)
   5.66%    03/15/39               1,000,000       987,908(h,i)
   6.23%    03/15/26                  53,000        53,513(h)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.65%    11/15/27                 704,000       726,366(h)
LB-UBS Commercial Mortgage
   Trust (Class X)
   5.76%    09/15/39              21,464,000       666,313(d,h,i)
Master Alternative Loans Trust
   5.00%    08/25/18                  53,309         8,579(g,h)
   6.50%    08/25/34 - 05/25/35      472,934       476,018(h)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                 113,206       113,736(h)
Medallion Trust (Class A)
   5.40%    08/22/36               1,577,032     1,581,137(h,i)
Merrill Lynch Mortgage Trust (Class A)
   5.80%    05/12/39               1,000,000     1,002,733(h,i)
Merrill Lynch/Countrywide
   Commercial Mortgage
   Trust (Class A)
   5.49%    03/12/51               2,700,000     2,615,796(i)
   5.75%    06/12/50               1,900,000     1,880,167(i)
MLCC Mortgage Investors, Inc.
   5.38%    02/25/36                 164,986       161,640(h,i)
Morgan Stanley Capital I
   5.28%    12/15/43               1,500,000     1,477,777(h,i)
   5.33%    12/15/43               1,500,000     1,441,073(h,i)
   5.39%    11/12/41               2,000,000     1,920,152(h,i)
   5.44%    02/20/44               1,000,000       978,421(b,i)
   5.45%    02/12/44               1,000,000       966,857(i)
   5.69%    04/15/49               2,500,000     2,462,144(i)
   5.71%    07/20/44                 300,000       299,536(h)
   6.53%    03/15/31                 272,379       274,987(h)
   7.11%    04/15/33                  71,006        72,811(h)
Morgan Stanley Capital I (Class A)
   5.36%    02/12/44               1,000,000       987,170(i)
Morgan Stanley Dean
   Witter Capital I
   7.20%    10/15/33                  46,471        48,148(h)
MortgageIT Trust (Class A)
   5.62%    08/25/35               2,529,452     2,532,968(h,i)
Nomura Asset Securities
   Corp. (Class A)
   6.59%    03/15/30                 472,878       475,672(h)
Opteum Mortgage Acceptance Corp.
   5.62%    02/25/35                 271,317       271,275(h,i)
PNC Mortgage Acceptance
   Corp. (Class A)
   6.36%    03/12/34               2,000,000     2,044,626
Residential Accredit Loans, Inc.
   6.00%    01/25/36                 244,617       233,467(h)
   6.04%    01/25/36                 108,709       108,750(h,i)

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

Residential Asset Securitization
   Trust (Class A)
   5.50%    05/25/35             $   985,656  $    984,171(h,i)
Residential Funding
   Mortgage Security I
   5.75%    01/25/36                 229,409       218,055(h)
Wachovia Bank Commercial
   Mortgage Trust
   5.34%    12/15/43               2,600,000     2,490,633
   5.42%    04/15/47               2,000,000     1,969,360
Washington Mutual Inc.
   5.66%    01/25/45                 154,791       155,168(h,i)
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%    08/25/35                 472,913       456,019(h,i)
   5.50%    01/25/36 - 03/25/36      686,279       641,298(h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
   5.50%    03/25/36                 983,512       929,054(h)
                                                79,946,112

SOVEREIGN BONDS -- 0.1%

Government of Canada
   7.50%    09/15/29                 495,000       604,421
Government of Manitoba Canada
   4.90%    12/06/16                 330,000       316,728(h)
                                                   921,149

TOTAL BONDS AND NOTES
   (COST $541,663,666)                         536,295,800

                                     NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.0%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     24,551     4,506,255(j,m)
Industrial Select Sector SPDR Fund   472,996    18,465,764(j,m)

TOTAL EXCHANGE TRADED FUNDS
   (COST $18,393,174)                           22,972,019

                                  PRINCIPAL
                                     AMOUNT        VALUE
--------------------------------------------------------------------------------

SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 2.2%
--------------------------------------------------------------------------------

ASSET BACKED -- 1.6%

Bear Stearns Asset Backed
   Securities Inc.
   5.54%    11/25/35              $5,000,000     5,004,972(h,i)
Countrywide Asset-Backed
   Certificates
   5.43%    06/25/35               2,072,528     2,072,642(h,i)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND
Schedule of Investments                                June 30, 2007 (unaudited)
-------------------------------------------------------------------------------

                                  PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

Countrywide Asset-Backed
   Certificates (Class M)
   6.02%    06/26/33            $    740,121  $    741,208(h,i)
Discover Card Master Trust I
   5.33%    04/15/10               3,000,000     2,999,188(i)
Discover Card Master
   Trust I (Class A)
   5.35%    04/16/10               3,200,000     3,202,653(h,i)
GSAA Trust
   5.38%    10/25/36               7,301,067     7,301,044(h,i)
GSAMP Trust
   5.43%    05/25/36               1,951,922     1,944,602(b,h,i)
GSR Mortgage Loan Trust
   5.52%    11/25/30               2,217,870     2,218,373(h,i)
Indymac Residential Asset
   Backed Trust
   5.44%    06/25/36               7,000,000     7,002,370(h,i)
Waverly Community School (Class A)
   5.48%    02/25/37               4,592,723     4,596,310(h,i)
                                                37,083,362

CORPORATE NOTES -- 0.4%

Countrywide Financial Corp.
   5.51%    09/02/08               4,000,000     4,001,388(h,i)
Morgan Stanley
   5.41%    05/07/09               4,000,000     4,000,204(i)
                                                 8,001,592

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%

JP Morgan Alternative Loan Trust
   5.38%    08/25/36               1,704,698     1,704,758(h,i)
Residential Accredit Loans, Inc.
   5.50%    07/25/36               3,668,794     3,667,605(h,i)
                                                 5,372,363

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $50,454,421)                           50,457,317

TOTAL INVESTMENTS IN SECURITIES
   (COST $2,050,379,704)                     2,271,374,654

                                     NUMBER
                                  OF SHARES       VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 16.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.1%

GEI Short Term Investment Fund
   5.55%                         138,244,865   138,244,865(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 10.5%

GEI Short Term Investment Fund
   5.55%                          51,560,010    51,560,010(d,l)

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                         185,903,699$   185,903,699(d,e)

TOTAL SHORT-TERM SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $237,463,709)                         237,463,709

TOTAL SHORT-TERM INVESTMENTS
   (COST $375,708,574)                         375,708,574

TOTAL INVESTMENTS
   (COST $2,426,088,278)                     2,647,083,228

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (17.1)%                              (387,839,104)
                                            --------------

NET ASSETS-- 100.0%                         $2,259,244,124
                                            ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI Total Return Fund had the following long futures contracts open at June 30, 2007 (unaudited):

                             NUMBER     CURRENT
                EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------

Euro Dollar
   Futures         September 2007        309      $73,132,575     $   6,757
90 Day Sterling
   Future          December 2007          85       19,982,976       (64,413)
S&P 500 Index
   Futures         September 2007         64       24,246,400      (183,350)
U.S. Treasury
   Notes 10 Yr.
   Futures         September 2007        354       37,418,906       210,550
                                                                  ---------
                                                                   $(30,456)
                                                                  =========


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------



The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $2,923,023 or 0.13% of net assets for the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2007.

(j) All or a portion of the security is out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2007.



Abbreviations:

ADR        American Depository Receipt

GDR        Global Depository Receipt

REGD.      Registered

REIT       Real Estate Investment Trust


REMIC      Real Estate Mortgage Investment Conduit

SPDR       Standard & Poors Depository Receipts

STRIPS     Separate Trading of Registered Interest and Principal of Security

TBA        To Be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN FUND
                                                           -------------------------------------------------------------------------
                                                                                         CLASS 1
                                                           -------------------------------------------------------------------------
                                                              6/30/07+    12/31/06   12/31/05   12/31/04    12/31/03   12/31/02
                                                           -------------------------------------------------------------------------
INCEPTION DATE                                                     --           --         --         --          --     7/1/85
Net asset value, beginning of period .....................     $17.69       $16.04     $15.97     $15.09      $12.68     $14.49
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..................................       0.24         0.36       0.23       0.20        0.16       0.31
  Net realized and unrealized gains/(losses)
     on investments ......................................       1.06         1.84       0.36       1.04        2.41      (1.67)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...........       1.30         2.20       0.59       1.24        2.57      (1.36)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................................         --         0.31       0.23       0.20        0.16       0.32
  Net realized gains .....................................         --         0.24       0.29       0.16          --       0.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................................         --         0.55       0.52       0.36        0.16       0.45
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........................     $18.99       $17.69     $16.04     $15.97      $15.09     $12.68
====================================================================================================================================
TOTAL RETURN (A) .........................................       7.35%       13.75%      3.67%      8.19%      20.31%     (9.31)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............... $1,485,208   $1,390,230   $959,531   $515,506    $225,867   $112,747
  Ratios to average net assets:
    Net investment income* ...............................       2.65%        2.33%      1.89%      1.81%       1.58%      2.22%
    Net Expenses* ........................................       0.52%        0.48%      0.45%      0.49%       0.53%      0.54%
    Gross Expenses* ......................................       0.57%        0.53%      0.45%      0.49%       0.53%      0.54%
  Portfolio turnover rate ................................         89%         138%       146%       141%        115%       126%


                                                              --------------------    -----------------       -----------------
                                                                     CLASS 2                CLASS 3                CLASS 4
                                                              --------------------    -----------------       -----------------
                                                              6/30/07+    12/31/06    6/30/07+  12/31/06     6/30/07+  12/31/06
                                                              --------    --------    --------  --------     --------  --------
INCEPTION DATE                                                     --       5/1/06         --     5/1/06          --     5/1/06
Net asset value, beginning of period .....................     $17.68       $17.03     $17.69     $17.03      $17.68     $17.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..................................       0.02         0.26       0.18       0.12        0.22       0.26
  Net realized and unrealized gains/(losses)
      on investments .....................................       1.28         0.94       1.11       1.10        1.06       0.92
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...........       1.30         1.20       1.29       1.22        1.28       1.18
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..................................         --         0.31         --       0.32          --       0.29
  Net realized gains .....................................         --         0.24         --       0.24          --       0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................................         --         0.55         --       0.56          --       0.53
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...........................     $18.98       $17.68     $18.98      $17.69     $18.96     $17.68
====================================================================================================================================
TOTAL RETURN (A) .........................................       7.35%        7.05%      7.29%      7.17%       7.30%      6.89%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............     $1,368           $1   $772,665   $396,349          $1         $1
  Ratios to average net assets:
    Net investment income* ...............................      2.60%         2.33%      2.64%      2.09%       2.45%      2.17%
    Net Expenses* ........................................      0.55%         0.57%      0.62%      0.62%       0.73%      0.77%
    Gross Expenses* ......................................      0.59%         0.64%      0.66%      0.69%       0.81%      0.84%
  Portfolio turnover rate ................................        89%          138%        89%       138%         89%       138%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited


See Notes to Financial Statements.

Statement of Assets
and Liabilities JUNE 30, 2007 (UNAUDITED)
                                                                                                                  TOTAL
                                                                                                                 RETURN
                                                                                                                  FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $2,050,379,704) .....................................   $ 2,271,374,654
   Short-term Investments (at amortized cost) ......................................................       185,903,699
   Short-term affiliated investments (at amortized cost) ...........................................       189,804,875
   Foreign cash (cost $2,734,365) ..................................................................         2,674,184
   Receivable for investments sold .................................................................        92,944,008
   Income receivables ..............................................................................         8,313,653
   Receivable for fund shares sold .................................................................         3,542,407
   Variation margin receivable .....................................................................           184,725
   Other assets ....................................................................................             3,037
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................................................     2,754,745,242
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned ........................................................       287,921,026
   Payable for investments purchased ...............................................................       206,070,012
   Payable for fund shares redeemed ................................................................            51,636
   Payable to GEAM .................................................................................         1,427,230
   Variation margin payable ........................................................................            31,214
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................................................       495,501,118
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................    $2,259,244,124
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .................................................................................     1,944,596,567
   Undistributed (distribution in excess of) net investment income .................................        26,321,275
   Accumulated net realized gain (loss) ............................................................        67,402,077
   Net unrealized appreciation/(depreciation) on:
       Investments .................................................................................       220,994,950
       Futures .....................................................................................           (30,456)
       Foreign currency related transactions .......................................................           (40,289)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................    $2,259,244,124
===========================================================================================================================

CLASS 1:
NET ASSETS .........................................................................................     1,485,208,967
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................        78,205,031
Net asset value per share ..........................................................................             18.99

CLASS 2:
NET ASSETS .........................................................................................         1,368,194
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................            72,095
Net asset value per share ..........................................................................             18.98

CLASS 3:
NET ASSETS .........................................................................................       772,665,815
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................        40,716,664
Net asset value per share ..........................................................................             18.98

CLASS 4:
NET ASSETS .........................................................................................             1,148
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................                61
Net asset value per share ..........................................................................             18.96

* Includes $280,572,128 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                                                                                                  TOTAL
                                                                                                 RETURN
                                                                                                  FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend .......................................................................     $17,010,031
      Interest .......................................................................       9,286,543
      Interest from affliated investments* ...........................................       6,334,784
      Less: Foreign taxes withheld ...................................................      (1,140,931)
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .....................................................................      31,490,427
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ...............................................       3,239,893
      Investor Service Fees - Class 1 (Notes 4) ......................................       1,427,758
      Distributors Fees (Notes 4)
         Class 2 .....................................................................             149
         Class 3 .....................................................................         838,994
         Class 4 .....................................................................               2
      Transfer agent .................................................................          17,930
      Trustee's fees .................................................................          26,021
      Custody and accounting expenses ................................................         197,081
      Professional fees ..............................................................         107,314
      Registration expenses ..........................................................          10,987
      Other expenses .................................................................          52,710
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT ...................................       5,918,839
---------------------------------------------------------------------------------------------------------------------------
      Less: Expenses Waived or borne by the adviser ..................................        (472,375)
      Net expenses ...................................................................       5,446,464
---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .....................................................      26,043,963
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .................................................................      48,328,628
         Futures .....................................................................       4,674,439
         Written options .............................................................         (10,988)
         Foreign currency transactions ...............................................        (166,321)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .................................................................      63,394,717
         Futures .....................................................................          78,065
         Foreign currency transactions ...............................................         (39,561)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .........................     116,258,979
---------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................    $142,302,942
===========================================================================================================================


* Income attributable to security lending, net of rebate expenses, was $618,187.


See Notes to Financial Statements.

Statements of
Changes in Net Assets

                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2007      DECEMBER 31,
                                                                                             (UNAUDITED)           2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..................................................    $   26,043,963      $   30,879,471
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ......................................        52,825,758          34,835,590
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation .......        63,433,221         115,639,111
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ........................................       142,302,942         181,354,172
-----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 ......................................................................                --         (23,735,343)
       Class 2 ......................................................................                --                 (18)
       Class 3 ......................................................................                --          (6,765,709)
       Class 4 ......................................................................                --                 (17)
     Net realized gains
       Class 1 ......................................................................                --         (18,619,381)
       Class 2 ......................................................................                --                 (15)
       Class 3 ......................................................................                --          (5,194,867)
       Class 4 ......................................................................                --                 (15)
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..............................................................                --         (54,315,365)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ..............       142,302,942         127,038,807
-----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 ......................................................................        23,929,622         289,978,256
       Class 2 ......................................................................         1,365,237               1,000
       Class 3 ......................................................................       336,279,316         372,387,466
       Class 4 ......................................................................                --               1,000
     Value of distributions reinvested
       Class 1 ......................................................................                --          42,354,257
       Class 2 ......................................................................                --                  32
       Class 3 ......................................................................                --          11,960,436
       Class 4 ......................................................................                --                 31
     Cost of shares redeemed
       Class 1 ......................................................................       (31,119,289)        (16,516,114)
       Class 2 ......................................................................                (1)                 --
       Class 3 ......................................................................           (94,601)           (155,188)
       Class 4 ......................................................................                --                  --
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ................................       330,360,284         700,011,176
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................................       472,663,226         827,049,983

NET ASSETS
   Beginning of period ..............................................................     1,786,580,898         959,530,915
-----------------------------------------------------------------------------------------------------------------------------
   End of period ....................................................................    $2,259,244,124      $1,786,580,898
=============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ......    $   26,321,275      $      277,312
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)
Changes in Fund Shares
                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                           SIX MONTHS ENDED     YEAR ENDED
                                                                                             JUNE 30, 2007     DECEMBER 31,
                                                                                              (UNAUDITED)          2006
------------------------------------------------------------------------------------------------------------------------------
CLASS 1:
Shares sold .............................................................................     1,308,369          17,330,893
Issued for distributions reinvested .....................................................            --           2,390,195
Shares redeemed .........................................................................    (1,682,586)           (952,918)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................................................      (374,217)         18,768,170
==============================================================================================================================
CLASS 2:
Shares sold .............................................................................        72,034                  59
Issued for distributions reinvested .....................................................            --                   2
Shares redeemed .........................................................................            --                  --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................................................        72,034                  61
==============================================================================================================================
CLASS 3:
Shares sold .............................................................................    18,312,517          21,743,379
Issued for distributions reinvested .....................................................            --             674,968
Shares redeemed .........................................................................        (5,078)             (9,122)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................................................    18,307,439          22,409,225
==============================================================================================================================
CLASS 4:
Shares sold .............................................................................            --                  59
Issued for distributions reinvested .....................................................            --                   2
Shares redeemed .........................................................................            --                  --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..................................................            --                  61
==============================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund (the "Fund"), Income Fund, Money Market Fund and Real Estate Securities Fund. The Fund presently offers four classes of shares.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At June 30, 2007, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
               $2,427,637,644             $246,904,469               $(27,458,906)              $219,445,564

As of December 31, 2006, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2006 as follows:

                 Capital            Currency
--------------------------------------------------------------------------------
                   $--               $42,064

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary         Long-Term
            Income         Capital Gains        Total
--------------------------------------------------------------------------------
         $31,461,661        $22,853,704      $54,315,365

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency transactions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated        Paid in
            Income       Net Realized Gain     Capital
--------------------------------------------------------------------------------
          $(80,440)           $80,440            $--

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized respectively to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio and pro rata across share classes . Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds based on net assets. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

3.   LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally. borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.

4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
--------------------------------------------------------------------------------
        First $100 million               .50%
         Next $100 million               .45%
         Next $100 million               .40%
         Next $100 million               .35%
         Over $400 million               .30%

Pursuant to an expense limitation agreement with the Fund, GEAM has agreed to limit total operating expenses charged to Fund assets attributable to each class of shares (excluding class specific expenses such as Investor Service Plan Fees (for Class 1 shares), Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.32% of the average daily net assets of the Fund attributable to such shares, in each case on an annual basis. Under the agreement, this expense limitation will continue until April 30, 2009, unless extended. The expense limitation agreement will terminate upon termination of the management agreement, or by the Fund without payment of penalty upon sixty (60) days written notice to GEAM. The agreement can only be changed with the approval of both the Fund and GEAM.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $15,485 was charged to the Fund.

INVESTOR SERVICE PLAN -- CLASS 1 SHARES The Company adopted an Investor Service Plan (the "Services Plan") on December 9, 2005 with respect to Class 1 shares of the Total Return Fund. The Services Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. The Services Plan provides that during any fiscal year, the amount of compensation paid under the Services Plan by the Total Return Fund Class 1 shares may not exceed the annual rate of 20% of the average daily net assets of the Total Return Fund attributable to such class shares.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2, 3 and 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class 2 shares, 0.30% for Class 3 shares and 0.45% for Class 4 shares. Currently, Class 1 shares are not subject to a 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its Directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual Fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007, were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------
              $2,142,799,957        $1,752,073,326

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral*
--------------------------------------------------------------------------------
               $280,572,128          $287,921,026

* COLLATERAL OF $289,237,063 DECREASED BY $1,316,037 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905
AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP



OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.




[GE LOGO OMITTED]


GE Investments Funds, Inc.
S&P 500 Index Fund

Semi-Annual Report
JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
S&P 500 Index Fund
--------------------------------------------------------------------------------
                                                                        Contents

NOTES TO PERFORMANCE ....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..............................     2

NOTES TO SCHEDULE OF INVESTMENTS ........................................    11

FINANCIAL STATEMENTS

     Financial Highlights ...............................................    12

     Statement of Assets and Liabilities ................................    13

     Statement of Operations ............................................    14

     Statements of Changes in Net Assets ................................    15

     Notes to Financial Statements ......................................    16

ADDITIONAL INFORMATION ..................................................    21

INVESTMENT TEAM .........................................................    24



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

S&P 500 Index Fund                                                           Q&A
--------------------------------------------------------------------------------

SSGA FUNDS MANAGEMENT, INC. ("SSGA FM") IS THE SUB- ADVISER FOR THE S&P 500 INDEX FUND. SSGA FM IS REGISTERED WITH THE SEC AS AN INVESTMENT ADVISER UNDER THE INVESTMENT ACT OF 1940 AND IS A WHOLLY OWNED SUBSIDIARY OF STATE STREET CORPORATION. THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS COMPOSED OF THE FOLLOWING MEMBERS: KARL SCHNEIDER AND JOHN TUCKER.

KARL SCHNEIDER, LEAD PORTFOLIO MANAGER FOR THE FUND, IS A VICE PRESIDENT OF STATE STREET GLOBAL ADVISORS AND A PRINCIPAL OF SSGA FM. KARL JOINED THE FIRM IN 1996 AND IS A MEMBER OF THE FIRM'S GLOBAL STRUCTURED PRODUCTS TEAM. KARL MANAGES A VARIETY OF THE FIRM'S DOMESTIC AND INTERNATIONAL PASSIVE FUNDS. KARL HOLDS A BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTER OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE. ADDITIONALLY, HE HOLDS A SERIES 3 LICENSE FROM THE NATIONAL FUTURES ASSOCIATION.

JOHN TUCKER, CFA, IS A VICE PRESIDENT OF SSGA AND A PRINCIPAL OF SSGA FM. JOHN JOINED THE FIRM IN 1988 AND IS HEAD OF US EQUITY MARKETS IN THE GLOBAL STRUCTURED PRODUCTS TEAM. HE IS ALSO RESPONSIBLE FOR ALL DERIVATIVE STRATEGIES AND EXCHANGE TRADED FUNDS. JOHN RECEIVED A BA IN ECONOMICS FROM TRINITY COLLEGE AND AN MS IN FINANCE FROM BOSTON COLLEGE. HE IS A MEMBER OF THE BOSTON SECURITY ANALYSTS SOCIETY AND THE CFA INSTITUTE.

Q. HOW DID THE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the S&P 500 Index Fund returned 6.75%. The S&P 500 Index, the Fund's benchmark, returned 6.96% and the Fund's Lipper peer group of 56 S&P 500 Index Objective funds returned an average of 6.75% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Signs of stress in the fixed income markets brought a cautious end to the first half of 2007, with US stocks and bonds both slipping in June. Risk aversion tended to increase in choppy fashion throughout the second quarter, especially after hopes for an official rate cut eroded through May. The second quarter did bring record highs for both the Dow Jones Industrial Average and the S&P 500, but the underpinnings of the global liquidity that has been buoying the capital markets clearly began to creak.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of June 30, 2007, the four largest sectors in the S&P 500 Index were Financials (20.9%), Information Technology (15.5%), Healthcare (11.8%) and Industrials (11.1%). The highest returning sector for the last six months was Energy (+16%) followed by Materials (+15%). The lowest returning sectors were Financials (-2%) and Consumer Discretionary (+2%).

Q.   WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Over the last six months, there were 21 index addition/deletion changes announced by Standard & Poors that impacted the Fund. Not all the additions and deletions were bought and sold in the Fund, however, as many changes were as a result of a merger or acquisition, or a spin-off involving another S&P 500 constituent. Additionally, there were numerous index share changes throughout the period, as well as at each quarter's end. Many of the share changes also required no trading, as the weight change within the portfolio was negligible.

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,067.54                           2.01
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,022.58                           1.97
------------------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.39% (FROM
   PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 6.75%.

S&P 500 Index Fund                                                   (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                S&P 500 Index Fund            S&P 500 Index

06/97              $10,000.00                  $10,000.00
12/97               11,035.49                   11,057.91
12/98               14,152.08                   14,231.31
12/99               17,069.00                   17,229.53
12/00               15,460.09                   15,647.27
12/01               13,563.75                   13,783.37
12/02               10,529.98                   10,736.98
12/03               13,507.16                   13,821.52
12/04               14,920.19                   15,325.48
12/05               15,592.61                   16,079.27
12/06               17,998.42                   18,618.57
06/07               19,213.97                   19,914.71

S&P 500 Index Fund (ending value $19,214)
S&P 500 Index (ending value $19,915)


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                              SIX       ONE       FIVE      TEN
                             MONTHS     YEAR      YEAR     YEAR
--------------------------------------------------------------------------------
S&P 500 Index Fund            6.75%    20.19%    10.33%    6.75%
--------------------------------------------------------------------------------
S&P 500 Index                 6.96%    20.59%    10.72%    7.13%
--------------------------------------------------------------------------------
Lipper peer group average*    6.75%    20.11%    10.28%    6.81%
--------------------------------------------------------------------------------
Inception date              4/15/85
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.



TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.47%
--------------------------------------------------------------------------------
 General Electric Co.                                    2.89%
--------------------------------------------------------------------------------
 AT&T, Inc.                                              1.88%
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         1.86%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         1.82%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.59%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    1.42%
--------------------------------------------------------------------------------
 American International Group, Inc.                      1.33%
--------------------------------------------------------------------------------
 Chevron Corp.                                           1.33%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.32%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $481,721 (in thousands)

Financials 20.5%
Information Technology 15.1%
Healthcare 11.5%
Industrials 11.2%
Energy 10.6%
Consumer Discretionary 10.0%
Consumer Staples 9.1%
Telecommunication Services 3.7%
Utilities 3.5%
Materials 3.1%
Short-Term 1.7%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE S&P 500 INDEX OBJECTIVE FUNDS PEER GROUP CONSISTING OF 56, 56, 49 AND 22 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 10.0%

Abercrombie & Fitch Co. (Class A)      3,200  $    233,536
Amazon.Com, Inc.                      11,000       752,510(a)
Apollo Group, Inc. (Class A)           5,000       292,150(a)
Autonation, Inc.                       5,772       129,524(a)
Autozone, Inc.                         1,744       238,265(a)
Bed Bath & Beyond, Inc.               10,000       359,900(a)
Best Buy Company, Inc.                14,600       681,382
Big Lots, Inc.                         3,600       105,912(a)
Black & Decker Corp.                   2,207       194,900
Brunswick Corp.                        3,368       109,898
Carnival Corp.                        15,400       751,058
CBS Corp.                             25,613       853,425
Centex Corp.                           4,120       165,212
Circuit City Stores, Inc.              5,226        78,808
Citadel Broadcasting Corp.               601         3,877
Clear Channel Communications, Inc.    17,700       669,414
Coach, Inc.                           13,400       635,026(a)
Comcast Corp. (Class A)              110,658     3,111,703(a)
D.R. Horton, Inc.                     10,200       203,286
Darden Restaurants, Inc.               5,329       234,423
Dillard's, Inc. (Class A)              2,295        82,459
DIRECTV Group, Inc.                   27,600       637,836(a)
Dollar General Corp.                  11,591       254,075
Dow Jones & Company, Inc.              2,442       140,293
Eastman Kodak Co.                      9,775       272,038
Family Dollar Stores, Inc.             5,400       185,328
Ford Motor Co.                        66,999       631,131
Fortune Brands, Inc.                   5,441       448,175
Gannett Company, Inc.                  8,108       445,535
General Motors Corp.                  20,247       765,337
Genuine Parts Co.                      5,896       292,442
Goodyear Tire & Rubber Co.             6,419       223,124(a)
H&R Block, Inc.                       11,008       257,257
Harley-Davidson, Inc.                  9,200       548,412
Harman International
   Industries Inc.                     2,300       268,640
Harrah's Entertainment, Inc.           6,735       574,226
Hasbro, Inc.                           5,496       172,629
Hilton Hotels Corp.                   13,988       468,178
Home Depot, Inc.                      69,718     2,743,403
IAC/InterActiveCorp.                   8,000       276,880(a)
International Game Technology         12,000       476,400
Interpublic Group of
   Companies, Inc.                    16,830       191,862(a)
J.C. Penney Company, Inc.              7,987       578,099
Johnson Controls, Inc.                 6,982       808,306
Jones Apparel Group, Inc.              4,200       118,650

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

KB Home                                2,860  $    112,598
Kohl's Corp.                          11,500       816,845(a)
Leggett & Platt, Incorporated          6,800       149,940
Lennar Corp. (Class A)                 4,800       175,488
Limited Brands, Inc.                  11,988       329,071
Liz Claiborne Inc.                     3,830       142,859
Lowe's Companies, Inc.                53,156     1,631,358
Macy's, Inc.                          16,630       661,541
Marriott International Inc.
  (Class A)                           11,944       516,458
Mattel, Inc.                          14,151       357,879
McDonald's Corp.                      42,090     2,136,488
McGraw-Hill Companies Inc.            12,040       819,683
Meredith Corp.                         1,498        92,277
New York Times Co. (Class A)           5,188       131,775
Newell Rubbermaid Inc.                 9,656       284,176
News Corp. (Class A)                  82,000     1,739,220
Nike Inc. (Class B)                   13,608       793,210
Nordstrom, Inc.                        7,984       408,142
Office Depot, Inc.                     9,500       287,850(a)
OfficeMax, Inc.                        2,523        99,154
Omnicom Group, Inc.                   11,500       608,580
Polo Ralph Lauren Corp.
  (Class A)                            2,300       225,653
Pulte Homes, Inc.                      7,388       165,861
RadioShack Corp.                       4,656       154,300
Sears Holdings Corp.                   2,819       477,820(a)
Snap-On Incorporated                   2,009       101,475
Staples, Inc.                         25,250       599,182
Starbucks Corp.                       26,800       703,232(a)
Starwood Hotels & Resorts
   Worldwide, Inc.                     7,500       503,025
Target Corp.                          30,352     1,930,387
The E.W. Scripps Co. (Class A)         2,700       123,363
The Gap, Inc.                         18,118       346,054
The Sherwin-Williams Co.               3,863       256,774
The Stanley Works                      3,026       183,678
The Walt Disney Co.                   69,837     2,384,235
Tiffany & Co.                          4,900       259,994
Time Warner, Inc.                    134,214     2,823,862(d)
TJX Companies, Inc.                   16,380       450,450
Tribune Co.                            1,830        53,802
VF Corp.                               3,102       284,081
Viacom Inc. (Class B)                 24,513     1,020,476(a)
Wendy's International, Inc.            3,331       122,414
Whirlpool Corp.                        2,743       305,022
Wyndham Worldwide Corp.                6,549       237,467(a)
Yum! Brands, Inc.                     18,844       616,576
                                                48,288,699

CONSUMER STAPLES -- 9.1%

Altria Group, Inc.                    74,679     5,237,985
Anheuser-Busch Companies, Inc.        26,708     1,393,089(d)
Archer-Daniels-Midland Co.            22,886       757,298
Avon Products, Inc.                   15,828       581,679
Brown-Forman Corp. (Class B)           2,958       216,171
Campbell Soup Co.                      7,976       309,549


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Clorox Co.                             5,584  $    346,766
Coca-Cola Enterprises, Inc.            9,400       225,600
Colgate-Palmolive Co.                 18,272     1,184,939
ConAgra Foods, Inc.                   17,568       471,877
Constellation Brands, Inc.
  (Class A)                            6,400       155,392(a)
Costco Wholesale Corp.                15,666       916,774
CVS Corp.                             54,480     1,985,796
Dean Foods Co.                         4,700       149,789
General Mills, Inc.                   12,022       702,325
HJ Heinz Co.                          11,697       555,257
Kellogg Co.                            8,890       460,413
Kimberly-Clark Corp.                  16,036     1,072,648
Kraft Foods, Inc. (Class A)           56,540     1,993,035
McCormick & Company, Inc.              4,800       183,264
Molson Coors Brewing Co.
  (Class B)                            1,665       153,946
Pepsi Bottling Group, Inc.             4,500       151,560
PepsiCo, Inc.                         57,574     3,733,674
Procter & Gamble Co.                 111,445     6,819,319
Reynolds American Inc.                 6,200       404,240
Safeway Inc.                          15,800       537,674
Sara Lee Corp.                        26,157       455,132
Supervalu Inc.                         7,513       348,002
Sysco Corp.                           21,544       710,736
The Coca-Cola Co.                     70,951     3,711,447(d)
The Estee Lauder Companies Inc.
   (Class A)                           4,100       186,591
The Hershey Co.                        6,284       318,096
The Kroger Co.                        24,630       692,842
Tyson Foods, Inc. (Class A)            8,900       205,056
UST Inc.                               5,779       310,390
Walgreen Co.                          35,400     1,541,316
Wal-Mart Stores, Inc.                 85,624     4,119,371
Whole Foods Market, Inc.               4,900       187,670
WM Wrigley Jr. Co.                     7,385       408,464
                                                43,895,172

ENERGY -- 10.5%

Anadarko Petroleum Corp.              16,656       865,945
Apache Corp.                          11,848       966,678
Baker Hughes Incorporated             11,450       963,288
BJ Services Co.                       10,800       307,152
Chesapeake Energy Corp.               14,300       494,780
Chevron Corp.                         76,069     6,408,052
ConocoPhillips                        57,788     4,536,358
Consol Energy, Inc.                    6,400       295,104
Devon Energy Corp.                    15,792     1,236,356
El Paso Corp.                         25,482       439,055
ENSCO International Inc.               5,300       323,353
EOG Resources, Inc.                    8,600       628,316
Exxon Mobil Corp.                    199,524    16,736,073(d)
Halliburton Co.                       32,391     1,117,489
Hess Corp.                             9,470       558,351(d)
Marathon Oil Corp.                    24,442     1,465,542
Murphy Oil Corp.                       6,800       404,192
Nabors Industries Ltd.                10,000       333,800(a)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

National Oilwell Varco, Inc.           6,300  $    656,712(a)
Noble Corp.                            4,700       458,344
Occidental Petroleum Corp.            29,620     1,714,406
Peabody Energy Corp.                   9,200       445,096
Rowan Companies, Inc.                  3,677       150,684
Schlumberger Ltd.                     41,708     3,542,677
Smith International, Inc.              7,300       428,072
Spectra Energy Corp.                  22,277       578,311
Sunoco, Inc.                           4,276       340,712
The Williams Companies, Inc.          20,986       663,577
Transocean Inc.                       10,066     1,066,795(a)
Valero Energy Corp.                   19,600     1,447,656
Weatherford International Ltd.        12,100       668,404(a)
XTO Energy, Inc.                      13,233       795,303
                                                51,036,633

FINANCIALS -- 20.5%

ACE Ltd.                              11,500       718,980
AFLAC Incorporated                    17,400       894,360
Allstate Corp.                        21,376     1,314,838(d)
AMBAC Financial Group, Inc.            3,600       313,884
American Express Co.                  41,922     2,564,788(d)
American International Group, Inc.    91,809     6,429,384(d)
Ameriprise Financial, Inc.             8,504       540,599
AON Corp.                             10,536       448,939
Apartment Investment &
   Management Co. (Class A) (REIT)     3,700       186,554
Archstone-Smith Trust (REIT)           7,900       466,969
Assurant, Inc.                         3,000       176,760
AvalonBay Communities, Inc. (REIT)     2,800       332,864
Bank of America Corp.                157,021     7,676,757
BB&T Corp.                            19,500       793,260
Boston Properties, Inc. (REIT)         4,200       428,946
Capital One Financial Corp.           14,425     1,131,497
CB Richard Ellis Group, Inc.
   (Class A)                           6,500       237,250(a)
Charles Schwab Corp.                  36,511       749,206
Chicago Mercantile Exchange
   Holdings Inc.                       1,227       655,660
Chubb Corp.                           14,494       784,705
Cincinnati Financial Corp.             5,892       255,713
CIT Group, Inc.                        6,900       378,327
Citigroup, Inc.                      175,076     8,979,648(d)
Comerica Incorporated                  5,556       330,415
Commerce Bancorp Inc.                  6,300       233,037
Compass Bancshares, Inc.               4,700       324,206
Countrywide Financial Corp.           20,798       756,007
Developers Diversified Realty
   Corp. (REIT)                        4,600       242,466
E*Trade Financial Corp.               15,100       333,559(a)
Equity Residential (REIT)             10,000       456,300
Federal Home Loan
   Mortgage Corp.                     23,665     1,436,465
Federal National Mortgage Assoc.      34,476     2,252,317
Federated Investors Inc. (Class B)     3,000       114,990


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Fifth Third Bancorp                   19,816  $    788,082
First Horizon National Corp.           4,400       171,600
Franklin Resources, Inc.               5,800       768,326
General Growth Properties,
   Inc. (REIT)                         8,700       460,665
Genworth Financial, Inc. (Class A)    14,500       498,800
Goldman Sachs Group, Inc.             14,400     3,121,200
Hartford Financial Services
   Group, Inc.                        11,304     1,113,557
Host Hotels & Resorts Inc. (REIT)    19,1004        41,592
Hudson City Bancorp, Inc.             16,800       205,296
Huntington Bancshares
   Incorporated                       12,934       294,119
Janus Capital Group, Inc.              6,400       178,176
JP Morgan Chase & Co.                121,276     5,875,822(d)
Keycorp                               14,228       488,447
Kimco Realty Corp. (REIT)              8,200       312,174
Legg Mason, Inc.                       4,700       462,386
Lehman Brothers Holdings, Inc.        18,700     1,393,524
Lincoln National Corp.                 9,642       684,100
Loews Corp.                           15,596       795,084
M&T Bank Corp.                         2,800       299,320
Marsh & McLennan
   Companies, Inc.                    19,708       608,583
Marshall & Ilsley Corp.                9,300       442,959
MBIA Inc.                              4,735       294,612
Mellon Financial Corp.                15,028       661,232
Merrill Lynch & Company, Inc.         30,734     2,568,748
Metlife, Inc.                         26,100     1,682,928
MGIC Investment Corp.                  3,159       179,621
Moody's Corp.                          8,284       515,265
Morgan Stanley                        37,396     3,136,777
National City Corp.                   20,600       686,392
Northern Trust Corp.                   6,900       443,256
Plum Creek Timber
   Company, Inc. (REIT)                6,200       258,292
PNC Financial Services Group, Inc.    12,108       866,691
Principal Financial Group, Inc.        9,400       547,926
Prologis (REIT)                        9,200       523,480
Prudential Financial, Inc.            16,600     1,614,018
Public Storage, Inc. (REIT)            4,300       330,326
Regions Financial Corp.               24,668       816,511
Safeco Corp.                           3,981       247,857
Simon Property Group, Inc. (REIT)      7,900       735,016
SLM Corp.                             14,700       846,426
Sovereign Bancorp, Inc.               12,850       271,649
State Street Corp.                    14,100       964,440(c)
SunTrust Banks, Inc.                  12,529     1,074,237
Synovus Financial Corp.               11,750       360,725
T Rowe Price Group, Inc.               9,600       498,144
The Bank of New York
   Company, Inc.                      27,110     1,123,438(d)
The Bear Stearns Companies Inc.        4,269       597,660
The Progressive Corp.                 26,200       626,966
Torchmark Corp.                        3,400       227,800
Travelers Companies, Inc.             23,399     1,251,846

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UnumProvident Corp.                   11,789  $    307,811
US Bancorp                            61,499     2,026,392
Vornado Realty Trust (REIT)            4,700       516,248
Wachovia Corp.                        67,688     3,469,010
Washington Mutual Inc.                31,581     1,346,614
Wells Fargo & Co.                    118,536     4,168,911
XL Capital Ltd.                        6,500       547,885
Zions Bancorporation                   3,800       292,258
                                                98,970,870

HEALTHCARE -- 11.4%

Abbott Laboratories                   54,596     2,923,616(d)
Aetna, Inc.                           18,208       899,475
Allergan, Inc.                        10,904       628,506
AmerisourceBergen Corp.                6,542       323,633
Amgen, Inc.                           41,248     2,280,602(a,d)
Applera Corp - Applied
   Biosystems Group                    6,800       207,672
Barr Pharmaceuticals, Inc.             3,900       195,897(a)
Bausch & Lomb Inc.                     1,828       126,936
Baxter International, Inc.            23,248     1,309,792
Becton Dickinson & Co.                 8,670       645,915
Biogen Idec, Inc.                     12,200       652,700(a)
Biomet, Inc.                           8,915       407,594
Boston Scientific Corp.               42,178       647,010(a)
Bristol-Myers Squibb Co.              69,408     2,190,517(d)
C.R. Bard, Inc.                        3,702       305,896
Cardinal Health, Inc.                 13,501       953,711
Celgene Corp.                         13,500       773,955(a)
Cigna Corp.                           10,189       532,070
Coventry Healthcare, Inc.              5,300       305,545(a)
Eli Lilly & Co.                       34,916     1,951,106
Express Scripts, Inc.                  9,800       490,098(a)
Forest Laboratories, Inc.             11,000       502,150(a)
Genzyme Corp.                          9,500       611,800(a)
Gilead Sciences, Inc.                 33,000     1,279,410(a)
Hospira, Inc.                          5,539       216,243(a)
Humana Inc.                            5,827       354,923(a)
IMS Health Inc.                        6,757       217,102
Johnson & Johnson                    102,893     6,340,267
King Pharmaceuticals, Inc.             8,833       180,723(a)
Laboratory Corp of
   America Holdings                    4,300       336,518(a)
Manor Care, Inc.                       2,537       165,641
McKesson Corp.                        10,461       623,894
Medco Health Solutions, Inc.           9,783       762,976(a)
Medtronic Inc.                        40,832     2,117,547
Merck & Company, Inc.                 76,950     3,832,110
Millipore Corp.                        1,945       146,050(a)
Mylan Laboratories Inc.                7,500       136,425
Patterson Companies, Inc.              4,800       178,896(a)
PerkinElmer, Inc.                      4,410       114,925
Pfizer Inc.                          249,277     6,374,013
Quest Diagnostics Inc.                 5,400       278,910
Schering-Plough Corp.                 52,958     1,612,041(d)


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

St. Jude Medical, Inc.                12,292  $    509,995(a)
Stryker Corp.                         10,500       662,445
Tenet Healthcare Corp.                15,395       100,222(a)
Thermo Electron Corp.                 14,928       772,076(a)
UnitedHealth Group, Inc.              47,476     2,427,923
Varian Medical Systems, Inc.           4,800       204,048(a)
Waters Corp.                           3,600       213,696(a)
Watson Pharmaceuticals, Inc.           3,600       117,108(a)
WellPoint, Inc.                       21,800     1,740,294(a)
Wyeth                                 47,854     2,743,948(d)
Zimmer Holdings, Inc.                  8,300       704,587(a)
                                                55,331,152

INDUSTRIALS -- 11.2%

Allied Waste Industries, Inc.          9,000       121,140(a)
American Standard
   Companies, Inc.                     6,100       359,778
Avery Dennison Corp.                   3,155       209,744
Boeing Co.                            27,916     2,684,402(d)
Burlington Northern
   Santa Fe Corp.                     12,449     1,059,908
Caterpillar, Inc.                     22,832     1,787,746
CH Robinson Worldwide, Inc.            6,100       320,372
Cintas Corp.                           5,000       197,150
Cooper Industries Ltd.                 6,442       367,774
CSX Corp.                             15,576       702,166
Cummins, Inc.                          3,678       372,250
Danaher Corp.                          8,600       649,300
Deere & Co.                            7,920       956,261
Dover Corp.                            7,358       376,362
Eaton Corp.                            5,100       474,300
Emerson Electric Co.                  27,948     1,307,966
Equifax, Inc.                          4,400       195,448
FedEx Corp.                           10,760     1,194,037
Fluor Corp.                            3,052       339,901
General Dynamics Corp.                14,364     1,123,552
General Electric Co.                 364,295    13,945,213(f)
Goodrich Corp.                         4,601       274,036
Honeywell International Inc.          27,516     1,548,601
Illinois Tool Works Inc.              14,494       785,430
Ingersoll-Rand Company Ltd.
   (Class A)                          10,898       597,428
ITT Corp.                              6,526       445,595
L-3 Communications
   Holdings, Inc.                      4,400       428,516
Lockheed Martin Corp.                 12,552     1,181,520
Masco Corp.                           13,590       386,907
Monster Worldwide, Inc.                4,800       197,280(a)
Norfolk Southern Corp.                13,901       730,776
Northrop Grumman Corp.                12,122       943,940
Paccar Inc.                            8,715       758,554
Pall Corp.                             4,278       196,745
Parker Hannifin Corp.                  4,115       402,900
Pitney Bowes Inc.                      8,032       376,058

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Precision Castparts Corp.              4,900  $    594,664
Raytheon Co.                          15,624       841,977
Robert Half International Inc.         5,800       211,700
Rockwell Automation, Inc.              5,468       379,698
Rockwell Collins, Inc.                 5,868       414,515
RR Donnelley & Sons Co.                7,952       345,991
Ryder System, Inc.                     1,931       103,888
Southwest Airlines Co.                28,349       422,684
Terex Corp.                            3,600       292,680(a)
Textron Inc.                           4,568       502,983
3M Co.                                25,480     2,211,409
Tyco International Ltd.               70,239     2,373,376
Union Pacific Corp.                    9,554     1,100,143
United Parcel Service Inc.
  (Class B)                           37,500     2,737,500
United Technologies Corp.             35,072     2,487,657
W.W. Grainger, Inc.                    2,482       230,950
Waste Management, Inc.                18,112       707,274
                                                53,958,145

INFORMATION TECHNOLOGY -- 15.1%

Adobe Systems Incorporated            21,084       846,523(a,d)
Advanced Micro Devices, Inc.          19,574       279,908(a,d)
Affiliated Computer Services,
   Inc. (Class A)                      3,500       198,520(a)
Agilent Technologies, Inc.            13,685       526,051(a)
Altera Corp.                          12,400       274,412
Analog Devices, Inc.                  11,900       447,916
Apple Computer, Inc.                  30,740     3,751,510(a)
Applied Materials, Inc.               48,400       961,708(d)
Autodesk, Inc.                         7,948       374,192(a)
Automatic Data Processing, Inc.       19,418       941,191
Avaya, Inc.                           16,801       282,929(a)
BMC Software, Inc.                     7,600       230,280(a)
Broadcom Corp. (Class A)              16,050       469,462(a)
CA, Inc.                              14,900       384,867
Ciena Corp.                            3,242       117,134(a)
Cisco Systems, Inc.                  215,604     6,004,571(a,d)
Citrix Systems, Inc.                   6,800       228,956(a)
Cognizant Technology Solutions
   Corp. (Class A)                     5,100       382,959(a)
Computer Sciences Corp.                6,182       365,665(a)
Compuware Corp.                       11,000       130,460(a)
Convergys Corp.                        5,000       121,200(a)
Corning Incorporated                  55,239     1,411,357(a)
Dell, Inc.                            80,048     2,285,370(a,d)
eBay, Inc.                            39,700     1,277,546(a)
Electronic Arts, Inc.                 10,900       515,788(a)
Electronic Data Systems Corp.         18,300       507,459
EMC Corp.                             74,614     1,350,513(a)
Fidelity National Information
   Services, Inc.                      5,800       314,824
First Data Corp.                      27,160       887,317
Fiserv, Inc.                           5,750       326,600(a)
Google, Inc. (Class A)                 7,658     4,008,044(a)


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hewlett-Packard Co.                   92,565  $  4,130,250
Intel Corp.                          205,408     4,880,494
International Business
   Machines Corp.                     48,430     5,097,257
Intuit Inc.                           12,100       363,968(a)
Jabil Circuit, Inc.                    5,800       128,006
JDS Uniphase Corp.                     7,250        97,367(a)
Juniper Networks, Inc.                19,600       493,332(a)
Kla-Tencor Corp.                       6,600       362,670
Lexmark International Inc.
   (Class A)                           3,600       177,516(a)
Linear Technology Corp.                8,700       314,766
LSI Logic Corp.                       28,192       211,722(a)
Maxim Integrated Products, Inc.       11,000       367,510
MEMC Electronic Materials, Inc.        8,000       488,960(a)
Micron Technology, Inc.               26,654       333,975(a)
Microsoft Corp.                      298,000     8,782,060(d)
Molex, Inc.                            5,150       154,551
Motorola, Inc.                        81,750     1,446,975
National Semiconductor Corp.          10,366       293,047
NCR Corp.                              6,600       346,764(a)
Network Appliance, Inc.               13,600       397,120(a)
Novell, Inc.                          12,866       100,226(a)
Novellus Systems, Inc.                 4,300       121,991(a)
Nvidia Corp.                          12,900       532,899(a)
Oracle Corp.                         140,252     2,764,367(a)
Paychex, Inc.                         11,825       462,594
QLogic Corp.                           5,700        94,905(a)
QUALCOMM, Inc.                        59,000     2,560,010
SanDisk Corp.                          8,000       391,520(a)
Solectron Corp.                       30,900       113,712(a)
Sun Microsystems, Inc.               125,860       662,024(a)
Symantec Corp.                        32,545       657,409(a)
Tektronix, Inc.                        2,576        86,914
Tellabs, Inc.                         14,552       156,579(a)
Teradyne, Inc.                         6,400       112,512(a)
Texas Instruments Incorporated        50,536     1,901,670
Unisys Corp.                          13,509       123,472(a)
VeriSign Inc.                          8,400       266,532(a)
Western Union Co.                     27,460       571,992
Xerox Corp.                           33,990       628,135(a)
Xilinx, Inc.                          10,200       273,054
Yahoo! Inc.                           43,200     1,172,016(a)
                                                72,828,075

MATERIALS -- 3.1%

Air Products & Chemicals, Inc.         7,732       621,421(d)
Alcoa, Inc.                           30,640     1,241,839(d)
Allegheny Technologies
   Incorporated                        3,751       393,405
Ashland, Inc.                          2,007       128,348
Ball Corp.                             3,816       202,897
Bemis Co.                              3,362       111,551
Domtar Corp.                              11           123(a)
Dow Chemical Co.                      33,894     1,498,793

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

E.I. du Pont de Nemours and Co.       32,813  $  1,668,213
Eastman Chemical Co.                   3,059       196,786
Ecolab Inc.                            6,252       266,960
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                13,455     1,114,343
Hercules Incorporated                  4,228        83,080(a)
International Flavors &
   Fragrances Inc.                     2,647       138,015
International Paper Co.               15,175       592,584
MeadWestvaco Corp.                     6,800       240,176
Monsanto Co.                          19,216     1,297,849
Newmont Mining Corp.                  16,228       633,866
Nucor Corp.                           10,836       635,531
Pactiv Corp.                           4,848       154,603(a)
PPG Industries, Inc.                   5,937       451,865
Praxair, Inc.                         11,170       804,128
Rohm & Haas Co.                        4,914       268,697
Sealed Air Corp.                       6,114       189,656
Sigma-Aldrich Corp.                    4,682       199,781
Temple-Inland Inc.                     3,952       243,167
United States Steel Corp.              4,265       463,819
Vulcan Materials Co.                   3,500       400,890
Weyerhaeuser Co.                       7,494       591,501
                                                14,833,887

TELECOMMUNICATION SERVICES -- 3.7%

Alltel Corp.                          12,294       830,460
AT&T, Inc.                           218,181     9,054,511
CenturyTel, Inc.                       4,150       203,557
Citizens Communications Co.           12,200       186,294
Embarq Corp.                           5,370       340,297
Qwest Communications
   International Inc.                 53,848       522,326(a)
Sprint Nextel Corp. (Series 1)       102,800     2,128,988
Verizon Communications Inc.          102,586     4,223,466
Windstream Corp.                      16,743       247,127
                                                17,737,026

UTILITIES -- 3.4%

Allegheny Energy, Inc.                 6,000       310,440(a)
Ameren Corp.                           7,542       369,633
American Electric Power
   Company, Inc.                      14,225       640,694(d)
Centerpoint Energy, Inc.              11,818       205,633
CMS Energy Corp.                       8,600       147,920
Consolidated Edison, Inc.              9,107       410,908
Constellation Energy Group, Inc.       6,303       549,432
Dominion Resources, Inc.              12,418     1,071,798
DTE Energy Co.                         6,166       297,324
Duke Energy Corp.                     44,154       808,018
Dynegy, Inc. (Class A)                12,900       121,776(a)
Edison International                  11,342       636,513
Entergy Corp.                          7,047       756,496


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Exelon Corp.                          23,826  $  1,729,768
FirstEnergy Corp.                     10,620       687,433
FPL Group, Inc.                       14,262       809,226
Integrys Energy Group, Inc.            2,531       128,398
KeySpan Corp.                          6,500       272,870
Nicor Inc.                             1,543        66,226
NiSource Inc.                          9,515       197,056
PG&E Corp.                            12,454       564,166
Pinnacle West Capital Corp.            3,500       139,475
PPL Corp.                             13,844       647,761
Progress Energy, Inc.                  9,256       421,981
Public Service Enterprise
   Group, Inc.                         8,959       786,421
Questar Corp.                          6,000       317,100
Sempra Energy                          9,275       549,358
TECO Energy, Inc.                      7,100       121,978
The AES Corp.                         24,100       527,308(a)
The Southern Co.                      26,758       917,532
TXU Corp.                             16,472     1,108,566
Xcel Energy Inc.                      14,680       300,500
                                                16,619,708

TOTAL INVESTMENTS IN SECURITIES
   (COST $384,118,458)                         473,499,367

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%

GEI Short Term Investment Fund
   5.55%                           6,734,056     6,734,056(b,e)
Money Market Obligation trust
   5.22%                                 448           448(g)


                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT -- 0.3%

U.S. Treasury Bill
   4.67%    09/06/07              $1,500,000  $  1,486,977

TOTAL SHORT-TERM INVESTMENTS
   (COST $8,221,481)                             8,221,481


TOTAL INVESTMENTS
   (COST $392,339,939)                         481,720,848


OTHER ASSETS AND LIABLITES,
   NET-- 0.3%                                    1,611,836
                                              ------------

NET ASSETS-- 100.0%                           $483,332,684
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at June 30, 2007 (unaudited):


                                     NUMBER     CURRENT
                    EXPIRATION        OF        NOTIONAL     UNREALIZED
DESCRIPTION            DATE        CONTRACTS     VALUE      DEPRECIATION
--------------------------------------------------------------------------------

S&P Mini
   500 Index
   Futures        September 2007      133     $10,077,410    $(64,904)


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
-------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

(f) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(g) Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

+   Percentages are based on net assets as of June 30, 2007.


Abbreviations:

REGD.    Registered

REIT     Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


S&P 500 INDEX FUND

                                                    6/30/07+       12/31/06      12/31/05      12/31/04     12/31/03     12/31/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --             --            --            --           --      4/15/85
Net asset value, beginning of period .............    $26.06         $22.94        $22.30        $20.51       $16.18        $21.19
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................      0.21           0.42          0.36          0.36         0.24          0.24
   Net realized and unrealized
      gains/(losses) on investments ..............      1.55           3.12          0.65          1.79         4.33         (4.98)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...      1.76           3.54          1.01          2.15         4.57         (4.74)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................        --           0.42          0.37          0.36         0.24          0.24
   Net realized gains ............................        --             --            --            --           --          0.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................        --           0.42          0.37          0.36         0.24          0.27
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................    $27.82         $26.06        $22.94        $22.30       $20.51        $16.18
====================================================================================================================================
TOTAL RETURN (A) .................................      6.75%         15.43%         4.51%        10.46%       28.27%       (22.37)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $483,333       $497,105      $531,015      $601,008     $597,185      $449,173
   Ratios to average net assets:
      Net investment income* .....................      1.53%          1.58%         1.47%         1.62%        1.41%         1.20%
      Expenses* ..................................      0.39%          0.40%         0.40%         0.40%        0.37%         0.40%
   Portfolio turnover rate .......................         1%             4%            4%            5%           5%           11%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*    Annualized for periods less than one year.

+    Unaudited.

See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2007 (UNAUDITED)
                                                                                                                 S&P 500
                                                                                                               INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market  (cost $369,399,865) ...........................................       $459,554,155
   Investments in affiliated securities, at market (cost $14,718,593) ..................................         13,945,212
   Short-term Investments (at amortized cost) ..........................................................          1,487,425
   Short-term affiliated investments (at amortized cost) ...............................................          6,734,056
   Receivable for investments sold .....................................................................          2,341,031
   Income receivables ..................................................................................            546,852
   Receivable for fund shares sold .....................................................................              2,316
   Other assets ........................................................................................              2,021
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ....................................................................................        484,613,068
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...................................................................            717,194
   Payable for fund shares redeemed ....................................................................            330,347
   Payable to GEAM .....................................................................................            220,873
   Variation margin payable ............................................................................             11,970
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...............................................................................          1,280,384
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................................       $483,332,684
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .....................................................................................        396,600,022
   Undistributed (distribution in excess of) net investment income .....................................          3,720,754
   Accumulated net realized gain (loss) ................................................................         (6,304,097)
   Net unrealized appreciation/ (depreciation) on:
       Investments .....................................................................................         89,380,909
       Futures .........................................................................................            (64,904)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................................       $483,332,684
====================================================================================================================================
NET ASSETS .............................................................................................        483,332,684
Shares outstanding ($0.01 par value; unlimited shares authorized) ......................................         17,374,996
Net asset value per share ..............................................................................             $27.82


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                                                                                                      S&P 500
                                                                                                     INDEX FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ..............................................................................     $  4,244,722
      Dividend from affliated investments ...................................................          211,369
      Interest ..............................................................................           41,357
      Interest from affliated investments ...................................................          172,285
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ............................................................................        4,669,733
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ......................................................          853,869
      Transfer agent ........................................................................               16
      Trustee's fees ........................................................................            6,437
      Custody and accounting expenses .......................................................           23,678
      Professional fees .....................................................................           21,344
      Registration expenses .................................................................           30,679
      Other expenses ........................................................................           21,569
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ..........................................................................          957,592
---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ............................................................        3,712,141
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ........................................................................        2,429,713
         Futures ............................................................................          458,584
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments ........................................................................       25,154,037
         Futures ............................................................................          (61,845)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ................................       27,980,489
---------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................      $31,692,630
===========================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                             S&P 500
                                                                                                            INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                                  JUNE 30, 2007      DECEMBER 31,
                                                                                                    (UNAUDITED)         2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..........................................................   $    3,712,141    $   7,945,552
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ..............................................       2,888,297           710,908
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ...............      25,092,192        63,299,875
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ................................................      31,692,630        71,956,335
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..................................................................              --        (7,912,831)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ......................................................................              --        (7,912,831)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ......................      31,692,630        64,043,504
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...........................................................       3,121,024         5,786,380
     Value of distributions reinvested ......................................................              --         7,912,831
     Cost of shares redeemed ................................................................    (48,585,947)      (111,652,724)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ........................................    (45,464,923)       (97,953,513)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................    (13,772,293)       (33,910,009)

NET ASSETS
   Beginning of period ......................................................................     497,104,977       531,014,986
--------------------------------------------------------------------------------------------------------------------------------
   End of period ............................................................................   $ 483,332,684     $ 497,104,977
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ..............   $    3,720,754    $       8,613
--------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold ............................................................................         114,780           241,604
     Issued for distributions reinvested ....................................................              --           302,363
     Shares redeemed ........................................................................     (1,817,021)        (4,614,589)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................................................     (1,702,241)        (4,070,622)
================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the "Fund"), Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:

                                                                                                   Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                $383,430,057              $133,365,932               $(49,793,734)               $83,572,198

As of December 31, 2006, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                   Amount               Expires
--------------------------------------------------------------------------------
                $2,515,583            12/31/2010
                   857,803            12/31/2011

During the year ended December 31, 2006, the Fund utilized approximately $122,615 of capital loss carryovers. Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The Fund elected to defer losses incurred after October 31, 2006 as follows:

                  Capital              Currency
--------------------------------------------------------------------------------
                $(13,356)                 $--

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary          Long-Term
            Income         Capital Gains      Total
--------------------------------------------------------------------------------

          $7,912,831            $--         $7,912,831

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------

          $(24,108)           $54,148       $(30,040)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .35%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $3,784 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


4.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
                $6,460,061            $49,263,933

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP



OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.

[GE LOGO OMITTED]

GE Investments Funds, Inc.
Small-Cap Equity Fund

Semi-Annual Report
JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
Small-Cap Equity Fund
--------------------------------------------------------------------------------

                                                                    Contents

NOTES TO PERFORMANCE ..................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ............................    2

NOTES TO SCHEDULE OF INVESTMENTS ......................................    8

FINANCIAL STATEMENTS

     Financial Highlights .............................................    9

     Statement of Assets and Liabilities ..............................   10

     Statement of Operations ..........................................   11

     Statements of Changes in Net Assets ..............................   12

     Notes to Financial Statements ....................................   13

ADDITIONAL INFORMATION ................................................   17

INVESTMENT TEAM .......................................................   20



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell 2000 Index (Russell 2000) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Small-Cap Equity Fund
--------------------------------------------------------------------------------

PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTFOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION.

SMALL-CAP EQUITY FUND IS MANAGED BY JACK FEILER, JEFFREY SCHWARTZ AND DENNISON
T. ("DAN") VERU, MEMBERS OF PALISADE'S INVESTMENT POLICY COMMITTEE. MR. FEILER, MR. SCHWARTZ AND MR. VERU ARE JOINTLY AND PRIMARILY RESPONSIBLE FOR THE STRATEGY OF THE FUND AND THE DAY-TO-DAY MANAGEMENT OF THE FUND IS EXECUTED BY MR. SCHWARTZ.

JACK FEILER, PRESIDENT AND CHIEF INVESTMENT OFFICER, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE SMALL-CAP EQUITY FUND. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

JEFFREY SCHWARTZ, SENIOR PORTFOLIO MANAGER, JOINED PALISADE IN OCTOBER 2004. PRIOR TO JOINING PALISADE, MR. SCHWARTZ WAS VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF SAFECO ASSET MANAGEMENT FROM SEPTEMBER 2003 TO SEPTEMBER 2004. FROM JUNE 2001 TO AUGUST 2003, MR. SCHWARTZ FOUNDED NANTUCKET INVESTMENT RESEARCH IN FARMINGTON HILLS, MI, CONDUCTED INDEPENDENT INVESTMENT RESEARCH AND WAS A PRIVATE INVESTOR. FROM JUNE 1992 UNTIL MAY 2001, MR. SCHWARTZ WAS AT MUNDER CAPITAL MANAGEMENT, MOST RECENTLY AS A SENIOR PORTFOLIO MANAGER AND PRINCIPAL.

DENNISON T. ("DAN") VERU IS AN EXECUTIVE VICE-PRESIDENT AND CO-INVESTMENT OFFICER OF PALISADE. SINCE JOINING PALISADE IN MARCH 2000, MR. VERU HAS BEEN A MEMBER OF THE INVESTMENT POLICY COMMITTEE. MR. VERU BECAME A PRINCIPAL OF PALISADE IN JULY 2004. PRIOR TO JOINING PALISADE, HE WAS PRESIDENT AND DIRECTOR OF RESEARCH OF AWAD ASSET MANAGEMENT, A DIVISION OF RAYMOND JAMES & ASSOCIATES. MR. VERU HAS BEEN A FREQUENT GUEST ON CNBC, CNN AND BLOOMBERG TELEVISION. PRIOR TO AWAD, MR. VERU WORKED WITH THE PALISADE TEAM FROM 1984 THROUGH 1992.

Q. HOW DID THE SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Small-Cap Equity Fund returned 9.03%. The Russell 2000 Index, the Fund's benchmark, returned 6.42% and the Fund's Lipper peer group of 124 Small-Cap Core Funds returned an average of 8.25% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The Fund added value relative to the benchmark during the first and second quarters of 2007. This occurred despite continued investor unease about high oil prices and concerns about the subprime mortgage market. The adjustments made during the second half of 2006 served the Fund well during the first half of this year. The portfolio remains positioned for slow, steady domestic economic growth but should continue to participate in global economic growth. We remain invested in companies with consistent earnings growth, increasing ROIC, and improving free cash flow generation.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary contributors during the six-month period came from the Fund's selection of stocks in the Energy, Industrials, and Financials sectors. Despite the Energy sector's small relative allocation in the Fund, the Fund's Energy names significantly outpaced those of the benchmark's sector which delivered a robust amount of added value. The Fund received disappointing results from the Healthcare and Utilities sectors. Much of the underperformance in Healthcare came from Medical Action Industries which declined (-16%) on valuation concerns and integration risk of

--------------------------------------------------------------------------------
                                                                             Q&A


    announced acquisitions. The Fund held only one position in Utilities and that position created drag relative to the benchmark.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. The most significant changes in sector allocation include reductions in the Industrials and Information Technology sectors and increases in the Consumer Discretionary and Healthcare sectors. Accordingly, we are now overweight in the Consumer Discretionary sector and remain underweight in Healthcare, although by a smaller margin than in the previous six-month period. While our overall allocation to the Financials sector has changed only nominally, we have reduced our exposure to community banks due to net interest margin pressures while increasing our exposure to insurance brokers and financial services providers.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JANUARY 1, 2007 - JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,090.34                           4.48
------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.32                           4.31
------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.86% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 9.03%.

Small-Cap Equity Fund                                                (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                  Small-Cap Equity Fund           Russell 2000 Index
04/28/00               $10,000.00                     $10,000.00
12/00                   11,325.90                       9,650.02
12/01                   12,455.23                       9,896.45
12/02                   10,729.52                       7,876.43
12/03                   13,316.94                      11,601.44
12/04                   15,334.17                      13,727.92
12/05                   16,795.59                      14,348.21
12/06                   19,023.85                      16,983.05
06/07                   20,742.48                      18,074.18

--------------------------------------------
Small-Cap Equity Fund (ending value $20,742)

Russell 2000 Index (ending value $18,074)
--------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------
                              SIX             ONE          FIVE          SINCE
                             MONTHS          YEAR          YEAR        INCEPTION
--------------------------------------------------------------------------------
Small-Cap Equity Fund         9.03%         17.40%        10.72%         10.70%
--------------------------------------------------------------------------------
Russell 2000 Index            6.42%         16.42%        13.89%          8.61%
--------------------------------------------------------------------------------
Lipper peer group average*    8.25%         16.82%        13.09%            N/A
--------------------------------------------------------------------------------
Inception date              4/28/00
================================================================================

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal circumstances. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Oil States International, Inc.                          2.63%
--------------------------------------------------------------------------------
 DRS Technologies, Inc.                                  2.59%
--------------------------------------------------------------------------------
 Harsco Corp.                                            2.25%
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                     2.23%
--------------------------------------------------------------------------------
 Woodward Governor Co.                                   2.04%
--------------------------------------------------------------------------------
 Varian, Inc.                                            1.99%
--------------------------------------------------------------------------------
 HCC Insurance Holdings, Inc.                            1.93%
--------------------------------------------------------------------------------
 Arbitron, Inc.                                          1.84%
--------------------------------------------------------------------------------
 Micros Systems, Inc.                                    1.82%
--------------------------------------------------------------------------------
 Jarden Corp.                                            1.80%
================================================================================


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $152,653 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Industrials 20.9%
Short-Term 16.0%
Financials 15.9%
Consumer Discretionary 15.1%
Information Technology 11.4%
Healthcare 9.4%
Energy 4.0%
Materials 3.2%
Consumer Staples 3.0%
Utilities 1.1%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, AND FIVE-YEAR PERIODS INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 124, 120 AND 83 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

SMALL-CAP EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------
                              SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.4%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 17.8%

Aaron Rents, Inc.                     75,400  $  2,201,680(d)
Aeropostale, Inc.                     62,300     2,596,664(a)
American Eagle Outfitters             21,900       561,954
Arbitron, Inc.                        54,600     2,813,538
Bright Horizons Family
   Solutions, Inc.                    46,200     1,797,642(a,d)
CBRL Group, Inc.                      23,600     1,002,528(d)
Finish Line (Class A)                 34,000       309,740(d)
Interactive Data Corp.                91,500     2,450,370(d)
Jarden Corp.                          63,900     2,748,339(a,d)
LKQ Corp.                             49,700     1,225,602(a,d)
Pool Corp.                            46,900     1,830,507(d)
RARE Hospitality
   International, Inc.                15,000       401,550(a)
The Talbots, Inc.                     32,800       820,984(d)
Timberland Co. (Class A)              27,600       695,244(a)
Triarc Companies, Inc. (Class B)      97,600     1,532,320(d)
                                                22,988,662

CONSUMER STAPLES -- 3.5%

Central European
   Distribution Corp.                 69,800     2,416,476(a,d)
Smithfield Foods, Inc.                70,200     2,161,458(a,d)
                                                 4,577,934

ENERGY -- 4.8%

Dril-Quip Inc.                        38,700     1,739,565(a)
Oil States International, Inc.        97,200     4,018,248(a,d)
St. Mary Land & Exploration Co.       10,200       373,524
                                                 6,131,337

FINANCIALS -- 18.9%

BioMed Realty Trust, Inc. (REIT)     103,400     2,597,408
Cullen/Frost Bankers, Inc.            18,600       994,542
DCT Industrial Trust, Inc. (REIT)     91,300       982,388(d)
Federal Realty Investment
   Trust (REIT)                       13,700     1,058,462
GFI Group, Inc.                       22,500     1,630,800(a,d)
Global Cash Access Holdings, Inc.    117,600     1,883,952(a,d)
HCC Insurance Holdings, Inc.          88,400     2,953,444
Hilb Rogal & Hobbs Co.                60,800     2,605,888(d)
Jones Lang LaSalle Inc.               10,200     1,157,700
Omega Healthcare
   Investors, Inc. (REIT)            150,800     2,387,164
Raymond James Financial, Inc.         78,275     2,418,698(d)
Sandy Spring Bancorp, Inc.            24,600       773,424(d)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Sterling Bancorp                      33,562  $    537,998(d)
Webster Financial Corp.               23,900     1,019,813(d)
Westamerica Bancorporation            29,900     1,322,776(d)
                                                24,324,457

HEALTHCARE -- 11.1%

AMN Healthcare Services, Inc.         53,400     1,174,800(a,d)
Computer Programs and
   Systems, Inc.                      53,300     1,651,234(d)
Cubist Pharmaceuticals, Inc.          27,100       534,141(a,d)
HMS Holdings Corp.                    20,300       388,542(a,d)
Immunicon Corp.                       79,700       163,385(a,d)
KV Pharmaceutical Co. (Class A)       97,900     2,666,796(a,d)
Medical Action Industries Inc.        76,000     1,372,560(a,d)
Molina Healthcare, Inc.               37,400     1,141,448(a,d)
Salix Pharmaceuticals Ltd.            69,500       854,850(a,d)
Thoratec Corp.                        71,900     1,322,241(a,d)
Varian, Inc.                          55,400     3,037,582(a)
                                                14,307,579

INDUSTRIALS -- 24.8%

Applied Industrial
   Technologies, Inc.                 24,200       713,900(d)
Baldor Electric Co.                   35,800     1,764,224(d)
Comfort Systems USA, Inc.             81,100     1,149,998(d)
DRS Technologies, Inc.                69,100     3,957,357(d)
Genesee & Wyoming
   Inc. (Class A)                     88,700     2,646,808(a,d)
Harsco Corp.                          66,000     3,432,000
Herman Miller Inc.                    79,300     2,505,880
Mueller Industries, Inc.              59,200     2,038,848
NCI Building Systems, Inc.            33,100     1,632,823(a,d)
Old Dominion Freight Line             41,800     1,260,270(a)
Oshkosh Truck Corp.                   54,200     3,410,264(d)
Quanta Services, Inc.                 61,200     1,877,004(a,d)
Teledyne Technologies Inc.            53,900     2,476,705(a)
Woodward Governor Co.                 57,900     3,107,493(d)
                                                31,973,574

INFORMATION TECHNOLOGY -- 13.4%

Blackbaud, Inc.                       67,700     1,494,816(d)
CommScope, Inc.                       43,700     2,549,895(a,d)
Micros Systems, Inc.                  51,100     2,779,840(a)
Mobility Electronics, Inc.            87,600       330,252(a,d)
MoneyGram International, Inc.         70,800     1,978,860(d)
Parametric Technology Corp.          121,100     2,616,971(a,d)
Photon Dynamics, Inc.                 51,800       564,620(a,d)
Rudolph Technologies, Inc.            96,600     1,604,526(a,d)
Semtech Corp.                         71,500     1,239,095(a,d)
SRA International,
   Inc. (Class A)                     13,900       351,114(a)
Transaction Systems
   Architects Inc. (Class A)          27,400       922,284(a,d)
Zebra Technologies
   Corp. (Class A)                    23,200       898,768(a,d)
                                                17,331,041


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

SMALL-CAP EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------
MATERIALS -- 3.8%

Commercial Metals Co.                 76,700  $  2,590,159(d)
Packaging Corporation
   of America                         69,500     1,759,045
Pioneer Drilling Co.                  38,200       569,562(a,d)
                                                 4,918,766

UTILITIES -- 1.3%

IDACORP, Inc.                         53,100     1,701,324(d)

TOTAL INVESTMENTS IN SECURITIES
   (COST $109,544,424)                         128,254,674

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

GEI Short Term Investment Fund
   5.55%                           1,267,836     1,267,836(b,e)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 17.9%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                          23,130,091    23,130,091(b,c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $24,397,927)                           24,397,927


TOTAL INVESTMENTS
   (COST $133,942,351)                         152,652,601


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (18.3)%                              (23,633,230)
                                              ------------


NET ASSETS -- 100.0%                          $129,019,371
                                              ============


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.
(b) Coupon amount represents effective yield.
(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(d) All or a portion of the security is out on loan.
(e) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.
+   Percentages are based on net assets as of June 30, 2007.

Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------


SMALL-CAP EQUITY FUND

                                                         6/30/07+   12/31/06   12/31/05     12/31/04    12/31/03     12/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --          --         --           --          --      4/28/00
Net asset value, beginning of period ...............      $14.39      $14.44     $13.62       $12.74      $10.27       $12.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................        0.02        0.05       0.02         0.08        0.02         0.03
   Net realized and unrealized
      gains/(losses) on investments ................        1.28        1.87       1.28         1.85        2.46        (1.69)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS .....        1.30        1.92       1.30         1.93        2.48        (1.66)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................          --        0.04       0.03         0.07        0.01         0.02
   Net realized gains ..............................          --        1.93       0.45         0.98          --         0.05
   Return of capital ...............................          --          --         --           --          --         0.01
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................          --        1.97       0.48         1.05        0.01         0.08
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................      $15.69      $14.39     $14.44       $13.62      $12.74       $10.27
================================================================================================================================
TOTAL RETURN (A) ...................................       9.03%      13.27%      9.53%       15.15%      24.11%     (13.86)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........    $129,019    $127,381   $128,142     $117,158     $86,330      $52,359
   Ratios to average net assets:
      Net investment income* .......................       0.27%       0.31%      0.11%        0.67%       0.17%        0.34%
      Expenses* ....................................       0.86%       0.86%      0.86%        0.88%       0.86%        0.84%
   Portfolio turnover rate .........................         17%         52%        33%         101%        119%         108%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.
*   Annualized for periods less than one year.
+   Unaudited.


See Notes to Financial Statements.


                                                                                                            SMALL-CAP
Statement of Assets                                                                                           EQUITY
and Liabilities JUNE 30, 2007 (UNAUDITED)                                                                      FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $109,544,424) ...........................................   $128,254,674
   Short-term Investments (at amortized cost) ..........................................................     23,130,091
   Short-term affiliated investments (at amortized cost) ...............................................      1,267,836
   Receivable for investments sold .....................................................................        765,820
   Income receivables ..................................................................................        113,396
   Receivable for fund shares sold .....................................................................          2,497
   Other assets ........................................................................................          1,414
-------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ....................................................................................    153,535,728
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ............................................................     23,130,091
   Payable for investments purchased ...................................................................      1,192,871
   Payable for fund shares redeemed ....................................................................         72,072
   Payable to GEAM .....................................................................................        121,323
-------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...............................................................................     24,516,357
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................................   $129,019,371
=========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .....................................................................................     93,479,305
   Undistributed (distribution in excess of) net investment income .....................................        206,557
   Accumulated net realized gain (loss) ................................................................     16,623,259
   Net unrealized appreciation/(depreciation) on:
      Investments ......................................................................................     18,710,250
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................................   $129,019,371
=========================================================================================================================
NET ASSETS .............................................................................................    129,019,371
Shares outstanding ($0.01 par value; unlimited shares authorized) ......................................      8,223,270
Net asset value per share ..............................................................................         $15.69


* Includes $22,415,620 of securities on loan.

See Notes to Financial Statements.


                                                                                                    SMALL-CAP
Statement of Operations                                                                               EQUITY
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)                                                     FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend ................................................................................  $     630,495
      Interest* ...............................................................................         24,605
      Interest from affliated investments .....................................................         66,808
---------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ..............................................................................        721,908
---------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ........................................................        511,661
      Transfer agent ..........................................................................             16
      Trustee's fees ..........................................................................          1,691
      Custody and accounting expenses .........................................................         17,575
      Professional fees .......................................................................         11,826
      Registration expenses ...................................................................          2,076
      Other expenses ..........................................................................          6,663
---------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ............................................................................        551,508
---------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ..............................................................        170,400
===============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..........................................................................      9,007,542
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
         Investments ..........................................................................      1,893,827
---------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ..................................     10,901,369
---------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................    $11,071,769
===============================================================================================================

* Income attributable to security lending activity, net of rebate expenses, was $24,605.

See Notes to Financial Statements.


                                                                                                      SMALL-CAP
Statements of                                                                                           EQUITY
Changes in Net Assets                                                                                    FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                                           JUNE 30, 2007       DECEMBER 31,
                                                                                            (UNAUDITED)            2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) .....................................................   $    170,400        $    342,034
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps .........................................      9,007,542          22,145,575
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........      1,893,827          (6,549,704)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...........................................     11,071,769          15,937,905
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................             --            (348,798)
     Net realized gains ................................................................             --         (15,076,626)
----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................             --         (15,425,424)
----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions .................     11,071,769             512,481
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................      1,933,497          10,121,601
     Value of distributions reinvested .................................................             --          15,425,391
     Cost of shares redeemed ...........................................................    (11,366,621)        (26,821,168)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share  transactions ..................................     (9,433,124)         (1,274,176)
----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................      1,638,645            (761,695)

NET ASSETS
   Beginning of period .................................................................    127,380,726         128,142,421
----------------------------------------------------------------------------------------------------------------------------
    End of period ......................................................................   $129,019,371        $127,380,726
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT  INCOME, END OF PERIOD ........   $    206,557        $     36,157
----------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................        126,773             657,522
     Issued for distributions reinvested ...............................................             --           1,064,554
     Shares redeemed ...................................................................       (755,876)         (1,744,050)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................................................       (629,103)            (21,974)
============================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund (the "Fund"), International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Funds's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

At June 30, 2007, information on the tax cost of investments is as follows:


     Cost of           Gross Tax           Gross Tax       Net Tax Appreciation/
 Investments for      Unrealized          Unrealized          (Depreciation)
  Tax Purposes       Appreciation        Depreciation         on Investments
--------------------------------------------------------------------------------
  $133,999,605        $23,005,084        $(4,352,088)           $18,652,996


As of December 31, 2006, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:


                            Long-Term
           Ordinary          Capital
            Income             Gains          Total
--------------------------------------------------------------------------------
           $966,332         $14,459,092    $15,425,424

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:


         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------
            $26,690          $(26,690)        $ --

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

3.  LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.  AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .80%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $995 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.  SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:

                Purchases              Sales
--------------------------------------------------------------------------------
               $21,423,799          $26,100,628

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                 Loaned
             securities at             Cash
              market value          collateral*
--------------------------------------------------------------------------------
               $22,415,620          $23,130,091

* COLLATERAL OF $23,252,454 DECREASED BY $122,363 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from
Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY
Jeanne M. LaPorta

ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe

TREASURER
Scott H. Rhodes

ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC

COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


[GE logo omitted]


GE Investments Funds, Inc.

Real Estate Securities Fund



Semi-Annual Report

JUNE 30, 2007


[GE LOGO OMITTED]

GE Investments Funds, Inc.
Real Estate Securities Fund                                        Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ..................................................   1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ............................   2

NOTES TO SCHEDULE OF INVESTMENTS ......................................   8

FINANCIAL STATEMENTS

     Financial Highlights .............................................   9

     Statement of Assets and Liabilities ..............................  10

     Statement of Operations ..........................................  11

     Statements of Changes in Net Assets ..............................  12

     Notes to Financial Statements ....................................  13

ADDITIONAL INFORMATION ................................................  18

INVESTMENT TEAM .......................................................  21



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Wilshire Real Estate Securities Index (Wilshire RES) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The Wilshire RES Index is a market capitalization-weighted index comprised of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). NAREIT Equity Index is an unmanaged index of all tax-qualified real estate investment trusts (REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Real Estate Securities Fund
--------------------------------------------------------------------------------


URDANG SECURITIES MANAGEMENT, INC. (URDANG) IS THE SUB-ADVISER FOR THE REAL ESTATE SECURITIES FUND. URDANG IS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL MANAGEMENT, INC. (URDANG CAPITAL). URDANG CAPITAL IS WHOLLY OWNED BY THE BANK OF NEW YORK COMPANY, INC. (BANK OF NEW YORK) AND OPERATES AS PART OF BANK OF NEW YORK'S ASSET MANAGEMENT DIVISION. AS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL, URDANG IS A SECOND TIER SUBSIDIARY OF BANK OF NEW YORK. URDANG IS A REGISTERED INVESTMENT ADVISER THAT WAS FORMED IN 1995 TO FOCUS EXCLUSIVELY ON OPPORTUNITIES IN THE REAL ESTATE SECURITIES MARKET, INCLUDING PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (REITS).

THE REAL ESTATE SECURITIES FUND IS CO-MANAGED BY TODD BRIDDELL, CFA, DEAN FRANKEL, CFA AND ERIC ROTHMAN, CFA.

TODD BRIDDELL IS A MANAGING DIRECTOR OF REAL ESTATE SECURITIES AND SERVES AS SENIOR PORTFOLIO MANAGER TO THE FUND. HE CO-FOUNDED URDANG SECURITIES MANAGEMENT IN 1995 AND HAS 14 YEARS OF REAL ESTATE INDUSTRY EXPERIENCE.

DEAN FRANKEL JOINED THE FIRM IN 1997 AND IS A PORTFOLIO MANAGER. HE MANAGES THE FIRM'S PROPRIETARY RESEARCH EFFORT AND OVERSEES THE FIRM'S TRADING ACTIVITIES.

ERIC ROTHMAN JOINED THE FIRM IN 2006 AND IS A PORTFOLIO MANAGER. IN HIS ROLE AS PORTFOLIO MANAGER, MR. ROTHMAN IS RESPONSIBLE FOR ASSISTING MR. FRANKEL FOR THE STRATEGY FOR U.S. REITS, INCLUDING MARKET RESEARCH AND ANALYSIS OF REAL ESTATE SECURITIES. PRIOR TO JOINING URDANG, MR. ROTHMAN WAS AN EQUITY RESEARCH ANALYST AT AEW CAPITAL MANAGEMENT, L.P. FROM AUGUST 2006 TO NOVEMBER 2006 AND WACHOVIA SECURITIES FROM FEBRUARY 2001 TO AUGUST 2006.


Q. HOW DID THE REAL ESTATE SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Real Estate Securities Fund returned -6.28%. The NAREIT Equity Index, the Fund's benchmark, returned -5.89% and the Fund's Lipper peer group of 60 Real Estate funds returned an average of -5.04% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. M&A activity negatively impacted the Fund's performance during the past six-month period because the Fund was underweight in those stocks that were targets of M&A activity. Overall, M&A activity cost the Fund approximately -1.20%, erasing some solid stock and sector selections over the period. Fundamentally however, strong execution and great sector selection together with a number of good stock picks helped the Fund to overcome losses as a result of the Fund's underweight in companies involved in M&A activities.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund's performance was aided .63% by solid sector selection, but negatively impacted by poor stock selection -.54%. From a sector standpoint, the Fund's underweight to specialty, mostly timber companies, adversely impacted the Fund by -.39%; while the underweight to health care and overweight to hotels added .23% and .24%, respectively. Stock selection was most negatively affected by the Fund's underweight in companies that were targets of M&A activity, costing the Fund -1.20% versus the benchmark. Outside of such stocks affected by M&A activity, the Fund fared about equally well in stock selection and sector selection. Selection of hotel stocks most negatively affected the Fund -.45%, of which approximately -.30% of underperformance coming from losses as a result of M&A activities alone. Stock selection in the apartment sector was also poor due to M&A activities, as a large underweight in Archstone Communites cost the Fund -.63%, while the rest of the apartment sector only added .26% to Fund performance. However, stock selection in the industrial and office sectors added to the performance of the Fund by .16% and .19%, respectively.

                                                                             Q&A


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. During the period, we added to hotels and apartments, and cut our retail allocation. Both apartments and hotels have solid fundamental and are trading at significant discounts to underlying private market asset valuations. Most apartment companies trade at 15-20% discounts, and hotel discounts are even larger. Both sectors should hold up well in a down market, as M&A will provide a floor. We reduced the Fund's weighting on Retail because it had been a relative out-performer in the first quarter, notwithstanding the fact that consumer spending had shown signs of weakening. In addition, retail companies trade closer to their private market valuations and will likely offer less of a floor in a down market.

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           937.18                           4.56
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.17                           4.46
------------------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.89% (FROM
   PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: -6.28%.

Real Estate Securities Fund                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                            REAL ESTATE                      NAREIT
                             SECURITIES                   EQUITY INDEX
06/97                       $  10000.00                   $  10000.00
12/97                          11005.63                      11377.13
12/98                           9059.31                       9385.89
12/99                           9039.61                       8952.26
12/00                          11981.20                      11312.56
12/01                          13399.47                      12888.72
12/02                          13219.13                      13381.17
12/03                          18170.71                      18350.10
12/04                          24038.00                      24144.60
12/05                          26869.98                      27081.27
12/06                          35744.38                      36576.15
6/07                           33498.92                      34422.30


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
------------------------------------------------------------------------------------------------------------
                                            SIX              ONE              FIVE                TEN
                                          MONTHS            YEAR              YEAR               YEAR
------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                -6.28%             11.75%            18.43%            12.85%
------------------------------------------------------------------------------------------------------------
NAREIT Equity Index                        -5.89%             12.57%            18.63%            13.16%
------------------------------------------------------------------------------------------------------------
Lipper peer group average*                 -5.04%             14.03%            19.21%            13.44%
------------------------------------------------------------------------------------------------------------
Inception date                            5/1/95
------------------------------------------------------------------------------------------------------------


Real Estate Securities Fund (ending value $33,499)
NAREIT Equity Index (ending value $34,422)



INVESTMENT PROFILE

A fund designed for investors who seek maximum total return through current income and capital appreciation by investing at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal circumstances.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
------------------------------------------------------------------
 Simon Property Group, Inc.                              7.15%
------------------------------------------------------------------
 Equity Residential                                      6.21%
------------------------------------------------------------------
 Brookfield Properties Corp.                             4.53%
------------------------------------------------------------------
 AvalonBay Communities, Inc.                             4.31%
------------------------------------------------------------------
 Prologis                                                4.06%
------------------------------------------------------------------
 Essex Property Trust, Inc.                              4.04%
------------------------------------------------------------------
 SL Green Realty Corp.                                   3.98%
------------------------------------------------------------------
 BRE Properties, Inc.                                    3.72%
------------------------------------------------------------------
 Vornado Realty Trust                                    3.71%
------------------------------------------------------------------
 Kimco Realty Corp.                                      3.56%
------------------------------------------------------------------



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
------------------------------------------------------------------
Market Value of $136,099 (in thousands)


[PIE CHART OMITTED PLOT POINTS FOLLOWS]

MULTIFAMILY 21.6%
OFFICE 18.1%
HOTEL 13.1%
REGIONAL MALLS 12.7%
SHOPPING CENTERS 8.0%
INDUSTRIAL 6.1%
DIVERSIFIED 4.5%
SPECIALTY 4.3%
HEALTHCARE 4.1%
OFFICE/INDUSTRIAL 2.8%
SELF STORAGE 2.7%
FREESTANDING 1.6%
SHORT-TERM 0.4%



* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 59, 59, 30 AND 10 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                          REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (REIT) -- 88.0%+
--------------------------------------------------------------------------------


DIVERSIFIED -- 4.4%

Cousins Properties, Inc.              35,510  $  1,030,145
Vornado Realty Trust                  45,980     5,050,443
                                                 6,080,588

FREESTANDING -- 1.6%

National Retail Properties, Inc.      97,860     2,139,220

HEALTHCARE -- 4.0%

Nationwide Health Properties Inc.     52,260     1,421,472
Ventas, Inc.                         112,650     4,083,562
                                                 5,505,034

HOTEL -- 8.6%

Ashford Hospitality Trust, Inc.      115,330     1,356,281
DiamondRock Hospitality Co.           38,080       726,566
FelCor Lodging Trust Inc.             36,480       949,574
Host Hotels & Resorts Inc.           206,548     4,775,390
LaSalle Hotel Properties              31,390     1,362,954
Sunstone Hotel Investors, Inc.        91,290     2,591,723
                                                11,762,488

INDUSTRIAL -- 6.1%

AMB Property Corp.                    53,130     2,827,579
Prologis                              97,230     5,532,387
                                                 8,359,966

MULTIFAMILY -- 21.5%

American Campus Communities, Inc.     32,300       913,767
AvalonBay Communities, Inc.           49,380     5,870,294
BRE Properties, Inc.                  85,350     5,060,401
Equity Residential                   185,196     8,450,493
Essex Property Trust, Inc.            47,220     5,491,686
Post Properties, Inc.                 17,900       933,127
UDR, Inc.                            101,980     2,682,074
                                                29,401,842

OFFICE -- 13.5%

Alexandria Real Estate Equities,
  Inc.                                45,280     4,384,010
Boston Properties, Inc.               30,430     3,107,816
Douglas Emmett, Inc.                  41,320     1,022,257
Highwoods Properties, Inc.            75,840     2,844,000

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------
Kilroy Realty Corp.                   16,690  $  1,182,320(c)
Republic Property Trust               46,700       572,075
SL Green Realty Corp.                 43,680     5,411,515
                                                18,523,993

OFFICE/INDUSTRIAL -- 2.8%

Duke Realty Corp.                     28,860     1,029,436
Liberty Property Trust                63,620     2,794,827
                                                 3,824,263

REGIONAL MALLS -- 12.7%

CBL & Associates Properties, Inc.     39,240     1,414,602
General Growth Properties, Inc.       45,260     2,396,517
Macerich Co.                          33,450     2,756,949
Simon Property Group, Inc.           104,650     9,736,636
Taubman Centers, Inc.                 20,780     1,030,896
                                                17,335,600

SELF STORAGE -- 2.7%

Public Storage, Inc.                  47,540     3,652,023

SHOPPING CENTERS -- 8.0%

Acadia Realty Trust                   55,220     1,432,959
Federal Realty Investment Trust       42,200     3,260,372
Kimco Realty Corp.                   127,112     4,839,154
Regency Centers Corp.                 19,830     1,398,015
                                                10,930,500

SPECIALTY -- 2.1%

Digital Realty Trust, Inc.            19,570       737,398
Plum Creek Timber Company, Inc.       52,170     2,173,402
                                                 2,910,800

TOTAL COMMON STOCK (REIT)
   (COST $115,072,329)                         120,426,317

--------------------------------------------------------------------------------
COMMON STOCK -- 11.1%
--------------------------------------------------------------------------------

HOTEL -- 4.5%

Hilton Hotels Corp.                  103,690     3,470,504
Starwood Hotels & Resorts
   Worldwide, Inc.                    39,530     2,651,277
                                                 6,121,781

OFFICE -- 4.5%

Brookfield Properties Corp.          253,395     6,160,032


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SPECIALTY -- 2.1%

American Tower Corp. (Class A)        68,990  $  2,897,580(a)

TOTAL COMMON STOCK
   (COST $15,435,197)                           15,179,393


TOTAL INVESTMENTS IN SECURITIES
   (COST $130,507,526)                         135,605,710


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.4%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   5.55%
   (COST $493,088)                   493,088       493,088(b,d)

TOTAL INVESTMENTS
   (COST $131,000,614)                         136,098,798


OTHER ASSETS AND LIABLITIES,
   NET-- 0.5%                                      680,720
                                              ------------

NET ASSETS-- 100.0%                           $136,779,518
                                              ============


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

+   Percentages are based on net assets as of June 30, 2007.



Abbreviations:

REGD. Registered

REIT  Real Estate Investment Trust

SPDR  Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


REAL ESTATE SECURITIES FUND
                                                    6/30/07+     12/31/06     12/31/05      12/31/04    12/31/03      12/31/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --          --        5/1/95
Net asset value, beginning of period ..............   $21.49       $19.20       $19.54        $16.78      $13.14        $14.78
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................     0.28         0.65         0.70          0.65        0.50          0.80
   Net realized and unrealized
       gains/(losses) on investments ..............    (1.63)        5.68         1.62          4.76        4.42         (1.01)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ....    (1.35)        6.33         2.32          5.41        4.92         (0.21)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................       --         0.48         0.75          0.52        0.41          0.66
   Net realized gains .............................       --         3.56         1.91          2.13        0.87          0.77
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................       --         4.04         2.66          2.65        1.28          1.43
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $20.14       $21.49       $19.20        $19.54      $16.78        $13.14
====================================================================================================================================
TOTAL RETURN (A) ..................................    (6.28)%      33.03%       11.78%        32.29%      37.38%        (1.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....... $136,780     $178,317     $143,801      $146,221     $98,294       $70,164
   Ratios to average net assets:
      Net investment income* ......................     2.16%        3.08%        3.21%         4.15%       4.65%         4.81%
      Expenses* ...................................     0.89%        0.88%        0.89%         0.90%       0.89%         0.89%
   Portfolio turnover rate ........................       49%          92%          52%           78%         52%           90%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

 *  Annualized for periods less than one year.

 +  Unaudited.


See Notes to Financial Statements.

Statement of Assets
and Liabilities JUNE 30, 2007 (UNAUDITED)
                                                                                                        REAL ESATE
                                                                                                        SECURITIES
                                                                                                           FUND
--------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $130,507,526) .....................................    $135,605,710
   Short-term affiliated investments (at amortized cost) .........................................         493,088
   Receivable for investments sold ...............................................................         540,569
   Income receivables ............................................................................         500,895
   Receivable for fund shares sold ...............................................................           3,541
   Other assets ..................................................................................           1,616
--------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ..............................................................................     137,145,419
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased .............................................................         186,042
   Payable for fund shares redeemed ..............................................................          43,664
   Payable to GEAM ...............................................................................         136,195
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES .........................................................................         365,901
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $136,779,518
==========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ...............................................................................     100,004,664
   Undistributed (distribution in excess of) net investment income ...............................       2,177,778
   Accumulated net realized gain (loss) ..........................................................      29,498,892
   Net unrealized appreciation/(depreciation) on:
      Investments ................................................................................       5,098,184
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $136,779,518
==========================================================================================================================
NET ASSETS .......................................................................................     136,779,518
Shares outstanding ($0.01 par value; unlimited shares authorized) ................................       6,790,979
Net asset value per share ........................................................................          $20.14


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                             REAL ESATE
                                                                                            SECURITIES
                                                                                               FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend .......................................................................    $  2,548,238
      Interest from affliated investments ............................................          60,161
         Less: Foreign taxes withheld ................................................         (10,481)
--------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .....................................................................       2,597,918
--------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ...............................................         707,387
      Transfer agent .................................................................              15
      Trustee's fees .................................................................           2,370
      Custody and accounting expenses ................................................          16,415
      Professional fees ..............................................................          14,607
      Registration expenses ..........................................................           2,242
      Other expenses .................................................................          15,149
--------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ...................................................................         758,185
--------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .....................................................       1,839,733
-=========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .................................................................      25,156,109
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .................................................................     (35,398,123)
--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments .........................     (10,242,014)
--------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................    $ (8,402,281)
--------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                       REAL ESTATE
                                                                                                       SECURITIES
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2007      DECEMBER 31,
                                                                                             (UNAUDITED)           2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ....................................................    $  1,839,733        $  4,078,747
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ........................................      25,156,109          24,153,309
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign
       currency translation ...........................................................     (35,398,123)         15,955,603
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..........................................      (8,402,281)         44,187,659
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ............................................................              --          (3,335,137)
     Net realized gains ...............................................................              --         (24,834,755)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................              --         (28,169,892)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ................      (8,402,281)         16,017,767
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares .....................................................       3,796,451          20,203,690
     Value of distributions reinvested ................................................              --          28,169,892
     Cost of shares redeemed ..........................................................     (36,932,133)        (29,874,788)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share  transactions .................................     (33,135,682)         18,498,794
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     (41,537,963)         34,516,561

NET ASSETS
   Beginning of period ................................................................     178,317,481         143,800,920
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................    $136,779,518        $178,317,481
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT  INCOME, END OF PERIOD .......    $  2,177,778        $    338,045
====================================================================================================================================

CHANGES IN FUND SHARES
     Shares sold ......................................................................         164,019             870,622
     Issued for distributions reinvested ..............................................              --           1,316,352
     Shares redeemed ..................................................................      (1,669,167)         (1,380,231)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ................................................      (1,505,148)            806,743
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund (the "Fund").

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

REAL ESTATE INVESTMENT TRUSTS Dividend income, attributable to real estate investment trusts ("REITs"), is recorded based on management's estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
-----------------------------------------------------------------------------------------------------------------------------
                $131,107,535              $10,961,186                $(5,969,923)               $4,991,263


As of December 31, 2006, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary          Long-Term
            Income         Capital Gains      Total
----------------------------------------------------------------
          $4,582,222       $23,587,670     $28,169,892

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment        Accumulated         Paid in
            Income         Net Realized Gain      Capital
--------------------------------------------------------------------------------
          $(514,828)           $514,828             $--

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

3.   LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.

4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:


                    Annualized based on
                  average daily net assets
------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
------------------------------------------------------------------
        First $100 million               .85%
        Next $100 million                .80%
        Over $200 million                .75%

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $1,330 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. ("Urdang") is the Sub-Adviser to the Real Estate Securities Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:

                Purchases               Sales
----------------------------------------------------------------
               $82,367,866          $108,072,253

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
ualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and
GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE

John J. Walker, EVP, CHIEF FINANCIAL OFFICER

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

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

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

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]


GE Investments Funds, Inc.

International Equity Fund




Semi-Annual Report

JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
International Equity Fund                                               Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ....................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..............................    2

NOTES TO SCHEDULE OF INVESTMENTS ........................................    9

FINANCIAL STATEMENTS

     Financial Highlights ...............................................   10

     Statement of Assets and Liabilities ................................   11

     Statement of Operations ............................................   12

     Statements of Changes in Net Assets ................................   13

     Notes to Financial Statements ......................................   14

ADDITIONAL INFORMATION ..................................................   19

INVESTMENT TEAM .........................................................   22



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The MSC(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

International Equity Fund
--------------------------------------------------------------------------------


THE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS OF FEBRUARY 1, 2007, PAUL NESTRO AND MAKOTO SUMINO WILL ASSUME MS. STUDER'S RESPONSIBILITIES IN THE FUND. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN (PICTURED BELOW) OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992.

BRIAN HOPKINSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE FUND SINCE OCTOBER 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HOPKINSON WORKED FOR FIDUCIARY TRUST INTERNATIONAL IN BOTH LONDON AND NEW YORK.

PAUL NESTRO IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE JOINED GE ASSET MANAGEMENT IN JANUARY 1993 AND HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE GE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007.

JONATHAN L. PASSMORE IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE FUND SINCE JANUARY 2002. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, HE WAS WITH MERRILL LYNCH FOR SIX YEARS, MOST RECENTLY AS DIRECTOR, INTERNATIONAL EQUITY.

MICHAEL J. SOLECKI IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE FUND SINCE SEPTEMBER 1997 HE JOINED GE ASSET MANAGEMENT IN 1990 AS AN INTERNATIONAL EQUITY ANALYST. HE BECAME A VICE PRESIDENT FOR INTERNATIONAL EQUITY PORTFOLIOS IN 1996 AND SENIOR VICE PRESIDENT IN 2000.

MAKOTO SUMINO IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE GE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. SUMINO JOINED GE ASSET MANAGEMENT IN SEPTEMBER 1996 AS A SECURITIES ANALYST AND PORTFOLIO MANAGER. HE BECAME DEPUTY DIRECTOR OF THE INTERNATIONAL EQUITY RESEARCH TEAM IN JANUARY 2001 AND DIRECTOR IN APRIL 2005.

Q. HOW DID THE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the International Equity Fund returned 12.43%. The MSCI EAFE Index, the Fund's benchmark, returned 10.74% and the Fund's Lipper peer group of 136 International Core funds returned an average of 10.65% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Strong absolute returns were driven by a combination of attractive valuations (even after several strong quarters), mergers and acquisitions activity, a weak US Dollar and continued acceptance of risk.

[photo omitted]

                                                                             Q&A


    Sentiment stayed positive on the back of strong first quarter results that showed significant cash flow generation and more progress on efficiency.

Q.  WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. The recovery of Continental Europe after years of sluggish performance has been of increasing importance as it gathers momentum. Falling unemployment in the crucial markets of Germany and France is having a positive effect on consumer sentiment. In addition, France is benefiting from the election of Center-Right candidate Sarkozy to the Presidency, increasing the likelihood of a major change in France's hitherto outdated approach to regional and global economics. Japan continued to disappoint although the background indications of corporate performance and consumer trends are encouraging.

Q.  WHICH STOCKS & SECTORS SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

A. A significant positive contribution came from holdings in the materials sector, from both metals and mining and chemical stocks. In addition, industrial holdings in the conglomerate and infrastructure equipment segments performed well as did holdings in telecom services, especially wireless. Among the top performers in the Fund were BHP Billiton (UK - mining), Potash (Canada - fertilizers), CVRD (Brazil - mining) and Siemens (Germany - industrial). Holdings in IT were a modest drag on performance as stocks including Nidec (Japan) and Samsung Electronics (Korea) underperformed due to cyclical pricing issues.

Q.  DID THE WEIGHTINGS/COUNTRY ALLOCATIONS OF THE FUND CHANGE? WHY?

A. We have continued to trim industrial holdings where valuations or qualitative issue demand but have selectively introduced new holdings that specialize in new, essential technologies such as pollution filters and enzymes, for example. We have added to our underweight positions in consumer stocks through autos, watches and clothing retail, as we see opportunities in the consumer space for well-positioned, global companies. The funds for these additions came from reductions in weightings with respect to healthcare, financials and the equipment segment of IT.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. New positions were adopted in Orkla (Norway), an industrial company specializing in aluminum technology and silicon preparation for the solar industry; Esprit, (Hong Kong), a clothing retailer that has a large market share in the fast-growing market of Germany, supplied by lower cost products from Asia; and Ibiden (Japan), a manufacturer of high-tech diesel particulate filters for the US market. Disposals included Ericsson (Sweden), a wireless equipment manufacturer for valuation reasons, and Mitsui Sumitomo Insurance (Japan) on concerns over local business practices and a regulatory response.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,124.29                           5.86
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,019.06                           5.61
------------------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.12% (FROM
   PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 12.43%.

International Equity Fund                                            (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                 International Equity Fund         MSCI EAFE Index

06/97                   $10,000.00                   $10,000.00
12/97                     9,372.93                     9,151.81
12/98                    11,008.06                    10,981.61
12/99                    14,346.71                    13,942.78
12/00                    12,521.90                    11,967.47
12/01                     9,910.05                     9,380.83
12/02                     7,548.46                     7,885.52
12/03                    10,409.89                    10,928.21
12/04                    12,059.73                    13,140.86
12/05                    14,253.97                    14,919.55
12/06                    17,773.53                    18,849.44
06/07                    19,982.59                    20,873.97

International Equity Fund (ending value $19,983)
MSCI EAFE (ending value $20,874)


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------------------------
                                           SIX             ONE            FIVE            TEN
                                          MONTHS           YEAR           YEAR            YEAR
--------------------------------------------------------------------------------------------------
International Equity Fund                 12.43%          28.28%         16.00%          7.17%
--------------------------------------------------------------------------------------------------
MSCI EAFE Index                           10.74%          27.00%         17.73%          7.64%
--------------------------------------------------------------------------------------------------
Lipper peer group average*                10.65%          26.16%         16.42%          7.76%
--------------------------------------------------------------------------------------------------
Inception date                           5/1/95
--------------------------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in developed and developing countries outside the United States.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 BHP Billiton PLC                                        2.17%
--------------------------------------------------------------------------------
 Saipem S.p.A.                                           1.93%
--------------------------------------------------------------------------------
 Roche Holding AG                                        1.93%
--------------------------------------------------------------------------------
 Nomura Holdings, Inc.                                   1.90%
--------------------------------------------------------------------------------
 Vodafone Group, PLC                                     1.88%
--------------------------------------------------------------------------------
 Nokia OYJ                                               1.84%
--------------------------------------------------------------------------------
 Telenor ASA                                             1.77%
--------------------------------------------------------------------------------
 Koninklijke Philips Electronics N.V.                    1.74%
--------------------------------------------------------------------------------
 Cia Vale do Rio Doce ADR                                1.60%
--------------------------------------------------------------------------------
 BNP Paribas                                             1.52%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------


Market Value of $104,267 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Continental Europe 40.7%
Japan 15.9%
United States 15.9%
United Kingdom 12.3%
Latin America 3.8%
Pacific Rim 3.6%
Emerging Asia 3.6%
Canada 2.5%
Emerging Europe 1.7%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE INTERNATIONAL CORE PEER GROUP CONSISTING OF 136, 132, 107 AND 45 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.2%+
--------------------------------------------------------------------------------


AUSTRALIA -- 0.8%

Brambles Ltd.                         20,481  $    211,295(a)
Paladin Resources Ltd.                74,515       518,141(a,f)
                                                   729,436

BRAZIL -- 1.1%

Petroleo Brasileiro S.A. ADR           9,529     1,016,554(f)

CANADA -- 2.9%

Canadian National Railway Co.         20,352     1,036,971(f)
Potash Corp of Saskatchewan           19,973     1,563,658
                                                 2,600,629

CHINA -- 0.6%

China Petroleum & Chemical Corp.     518,000       578,678(f)

DENMARK -- 0.8%

Group 4 Securicor PLC                 99,047       416,121
Novozymes (Series B)                   2,812       325,218
                                                   741,339

EGYPT -- 0.7%

Orascom Construction Industries        9,469       619,840

FINLAND -- 2.2%

Nokia OYJ                             68,512     1,920,048(f)

FRANCE -- 10.6%

Accor S.A.                             3,197       282,011(f)
Alstom                                 4,347       723,318(a)
AXA S.A.                              18,755       804,465(f)
BNP Paribas                           13,372     1,584,965(e,f)
Credit Agricole S.A.                  21,421       867,356(f)
Groupe Danone                          3,407       274,580
LVMH Moet Hennessy
   Louis Vuitton S.A.                  6,206       712,559(f)
Renault S.A.                           2,076       332,253(f)
Schneider Electric S.A.                3,382       472,829
Suez S.A.                              8,621       491,791(f)
Total S.A.                            16,577     1,341,149(f)
Veolia Environnement                  15,560     1,219,475(f)
Vinci S.A.                             4,516       336,337
                                                 9,443,088

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

GERMANY -- 8.6%

Allianz AG (Regd.)                     3,662  $    857,023(f)
Bayer AG                              15,476     1,169,292(f)
DaimlerChrysler AG (Regd.)             5,435       501,724
E.ON AG                                8,255     1,383,107
Linde AG                               9,070     1,092,333(f)
Metro AG                               7,652       633,979(f)
RWE AG                                 4,774       508,429
Siemens AG (Regd.)                    10,566     1,517,224
                                                 7,663,111

GREECE -- 0.9%

Hellenic Telecommunications
   Organization S.A.                  24,967       772,169

HONG KONG -- 1.8%

Esprit Holdings Ltd.                  14,000       177,906
Hongkong Land Holdings Ltd.          102,999       464,134
Jardine Matheson Holdings Ltd.        15,741       374,926
Sun Hung Kai Properties Ltd.          45,930       553,339(f)
                                                 1,570,305

INDIA -- 0.7%

ICICI Bank Ltd. ADR                   10,670       524,430(f)
Larsen & Toubro Ltd.                   1,005        54,075
Reliance Capital Ltd. ADR              1,702        45,503(a,b)
                                                   624,008

ITALY -- 5.4%

Banca Intesa S.p.A.                  131,014       974,710(f)
ENI S.p.A.                             7,137       258,214(f)
Saipem S.p.A.                         59,220     2,016,275(f)
UniCredito Italiano S.p.A.           173,734     1,548,392
                                                 4,797,591

JAPAN -- 18.6%

Asahi Glass Company Ltd.              49,003       658,748(f)
Bank of Yokohama Ltd.                 76,506       534,225
Chiyoda Corp.                         31,618       600,671
East Japan Railway Co.                   126       967,947
Hoya Corp.                            16,100       532,487
Ibiden Company Ltd.                   13,566       872,703(f)
Komatsu Ltd.                          27,811       803,633
Mitsubishi Estate Company Ltd.        56,982     1,541,326
Mitsubishi Heavy Industries Ltd.      82,000       523,598
Mitsubishi UFJ Financial Group, Inc.     144     1,582,223
Nidec Corp.                           14,962       875,175(f)
Nomura Holdings, Inc.                102,199     1,979,099(f)
Sekisui Chemical Company Ltd.         11,998        92,449
Seven & I Holdings Company Ltd.       22,000       626,994(f)
Shiseido Company Ltd.                 42,000       893,863(f)


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Sumitomo Realty & Development
   Company Ltd.                       15,000  $    487,033(f)
Toray Industries Inc.                202,999     1,495,549(f)
Toyota Motor Corp.                    24,504     1,540,749
                                                16,608,472

MEXICO -- 1.2%

America Movil S.A. de C.V.
   ADR (Series L)                     16,776     1,038,938(f)

NETHERLANDS -- 3.0%

ING Groep N.V.                        20,367       894,505
Koninklijke Philips Electronics N.V.  42,981     1,817,495
                                                 2,712,000

NORWAY -- 3.6%

Acergy S.A.                           40,189       903,323
Orkla ASA                             23,711       446,357
Telenor ASA                           94,549     1,845,197
                                                 3,194,877

RUSSIA -- 0.5%

Mobile Telesystems OJSC ADR            7,632       462,270(a)

SINGAPORE -- 1.6%

CapitaLand Ltd.                      132,000       699,940
Singapore Telecommunications Ltd.    333,314       741,927
                                                 1,441,867

SOUTH AFRICA -- 0.8%

MTN Group, Ltd.                       51,630       703,343

SOUTH KOREA -- 1.8%

Hyundai Motor Co.                      3,630       286,414
Kookmin Bank ADR                       6,843       600,268
Samsung Electronics
   Company Ltd.                          120        73,358
Samsung Electronics
   Company Ltd. GDR                    2,135       660,782(b)
                                                 1,620,822

SPAIN -- 1.4%

Banco Santander Central
   Hispano S.A. (Regd.)               67,310     1,234,635(f)

SWEDEN -- 1.0%

Sandvik AB                            44,688       898,263(f)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SWITZERLAND -- 10.2%

ABB Ltd. (Regd.)                      53,044  $  1,192,023
Adecco S.A. (Regd.)                    5,924       456,760
Credit Suisse Group, (Regd.)          18,563     1,313,399(e)
Holcim Ltd. (Regd.)                    3,465       372,960
Nestle S.A. (Regd.)                    4,171     1,579,567(e)
Novartis AG (Regd.)                   10,617       594,051
Roche Holding AG                      11,393     2,011,932
Swatch Group AG                        1,129       319,641
Swiss Reinsurance                      4,083       371,124
Syngenta AG (Regd)                     4,396       854,136
                                                 9,065,593

TAIWAN -- 1.0%

Taiwan Semiconductor
   Manufacturing Company Ltd.        405,061       867,495

UNITED KINGDOM -- 14.4%

BG Group, PLC                         34,981       572,924
BHP Billiton PLC                      81,602     2,264,817(e)
Diageo PLC                            43,061       894,242
GlaxoSmithKline PLC                   19,629       510,886(e)
Group 4 Securicor PLC                 83,026       349,786
Lloyds TSB Group, PLC                 48,594       539,713
National Grid PLC                     38,832       572,463
Prudential PLC                        68,485       973,979
Reed Elsevier PLC                     37,924       489,696
Rio Tinto PLC (Regd.)                 13,152     1,005,294
Royal Bank of Scotland Group, PLC    116,842     1,477,159
Smiths Group PLC                      13,965       330,899
Tesco PLC                            102,127       853,715
Vodafone Group, PLC                  584,127     1,955,579
                                                12,791,152

TOTAL COMMON STOCK
   (COST $58,757,262)                           85,716,523

--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.2%
--------------------------------------------------------------------------------

All America Latina Logistica S.A.     19,300       264,548
Cia Vale do Rio Doce ADR              44,151     1,664,493

TOTAL PREFERRED STOCK
   (COST $1,131,028)                             1,929,041

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

Veolia Environnement
   (COST $0)                          15,560        22,065(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $59,888,290)                           87,667,629


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 18.6%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.7%

GEI Short Term Investment Fund
   5.55%                           1,521,205 $   1,521,205(c,g)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 16.9%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                          15,078,355    15,078,355(c,d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $16,599,560)                           16,599,560

TOTAL INVESTMENTS
   (COST $76,487,850)                          104,267,189

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (17.0)%                               (15,133,502)
                                             -------------

NET ASSETS-- 100.0%                          $  89,133,687
                                             =============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI International Equity had the following long futures contracts open at June 30, 2007 (unaudited):

                                  NUMBER      CURRENT
                    EXPIRATION      OF        NOTIONAL     UNREALIZED
DESCRIPTION            DATE      CONTRACTS     VALUE      APPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx 50
  Index Futures   September 2007     9       $548,796       $3,526
FTSE 100 Index
  Futures         September 2007     2        266,363        2,769
Topix Index
  Futures         September 2007     2        287,461        3,320
                                                            ------
                                                            $9,615
                                                            ======

The GEI International Equity was invested in the following sectors at June 30, 2007 (unaudited):

SECTOR                     PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------

Financials                            21.89%
Short-Term                            15.92%
Industrials                           12.35%
Materials                             11.33%
Telecommunication Services             7.21%
Energy                                 6.91%
Consumer Discretionary                 6.28%
Information Technology                 5.57%
Consumer Staples                       5.52%
Utilities                              4.03%
Healthcare                             2.99%
                                   ---------
                                     100.00%
                                   =========


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $706,285 or 0.79%, of net assets for the GE Investments International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f) All or a portion of the security is out on loan.

(g) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

*   Less than 0.1%.

+   Percentages are based on net assets as of June 30, 2007.


Abbreviations:

ADR     American Depository Receipt

GDR     Global Depository Receipt

REGD.   Registered

REIT    Real Estate Investment Trust

SPDR    Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
                                                    6/30/07+      12/31/06     12/31/05       12/31/04     12/31/03     12/31/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --            --           --             --           --       5/1/95
Net asset value, beginning of period ..............   $14.08        $11.42        $9.76          $8.52        $6.23        $8.28
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................     0.19          0.15         0.13           0.11         0.07         0.07
   Net realized and unrealized
      gains/(losses) on investments ...............     1.56          2.67         1.65           1.24         2.29        (2.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ....     1.75          2.82         1.78           1.35         2.36        (1.97)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................       --          0.16         0.12           0.11         0.07         0.08
   Net realized gains .............................       --            --           --             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................       --          0.16         0.12           0.11         0.07         0.08
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $15.83        $14.08       $11.42          $9.76        $8.52        $6.23
====================================================================================================================================
TOTAL RETURN (A) ..................................    12.43%        24.69%       18.19%         15.85%       37.91%      (23.83)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......  $89,134       $80,648      $65,450        $55,714      $45,198      $31,683
   Ratios to average net assets:
      Net investment income* ......................     2.57%         1.16%        1.19%          1.31%        1.13%        0.88%
      Expenses* ...................................     1.12%         1.13%        1.25%          1.15%        1.07%        1.09%
   Portfolio turnover rate ........................       15%           34%          53%            38%          35%          42%



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited.


See Notes to Financial Statements.

Statement of Assets
and Liabilities JUNE 30, 2007 (UNAUDITED)                                                                     INTERNATIONAL
                                                                                                               EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $59,888,290) ...............................................    $87,667,629
   Short-term Investments (at amortized cost) .............................................................     15,078,355
   Short-term affiliated investments (at amortized cost) ..................................................      1,521,205
   Foreign cash (cost $208,487) ...........................................................................        209,023
   Receivable for investments sold ........................................................................        247,940
   Income receivables .....................................................................................        403,084
   Variation margin receivable ............................................................................         15,188
   Other assets ...........................................................................................        131,540
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .......................................................................................    105,273,964
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ...............................................................     15,078,355
   Payable for investments purchased ......................................................................        361,151
   Payable for fund shares redeemed .......................................................................        582,774
   Payable to GEAM ........................................................................................        117,997
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..................................................................................     16,140,277
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................    $89,133,687
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ........................................................................................     56,182,281
   Undistributed (distribution in excess of) net investment income ........................................      1,068,197
   Accumulated net realized gain (loss) ...................................................................      4,086,949
   Net unrealized appreciation/(depreciation) on:
       Investments ........................................................................................     27,779,339
       Futures ............................................................................................          9,615
       Foreign currency related transactions ..............................................................          7,306
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................    $89,133,687
====================================================================================================================================
NET ASSETS ................................................................................................     89,133,687
Shares outstanding ($0.01 par value; unlimited shares authorized) .........................................      5,631,071
Net asset value per share .................................................................................         $15.83


* Includes $14,471,785 of securities out on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                                                                                                    INTERNATIONAL
                                                                                                     EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend ..................................................................................   $1,649,870
      Interest* .................................................................................       43,281
      Interest from affliated investments .......................................................       31,558
      Less: Foreign taxes withheld ..............................................................     (176,260)
--------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ................................................................................    1,548,449
--------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ..........................................................      419,698
      Transfer agent ............................................................................           31
      Trustee's fees ............................................................................        1,112
      Custody and accounting expenses ...........................................................       32,286
      Professional fees .........................................................................        9,727
      Registration expenses .....................................................................        1,573
      Other expenses ............................................................................        3,863
--------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ..............................................................................      468,290
--------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ................................................................    1,080,159
==========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ............................................................................    3,963,387
         Futures ................................................................................        5,611
         Foreign currency transactions ..........................................................       (9,105)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ............................................................................    4,842,504
         Futures ................................................................................        7,414
         Foreign currency transactions ..........................................................        3,153
--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .........................................................................    8,812,964
--------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $9,893,123
==========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses, was $40,255.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                           INTERNATIONAL
                                                                                                            EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SIX MONTHS ENDED     YEAR ENDED
                                                                                                   JUNE 30, 2007     DECEMBER 31,
                                                                                                    (UNAUDITED)          2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..............................................................   $  1,080,159    $    847,096
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps ..................................................      3,959,893       7,318,705
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ...................      4,853,071       7,918,422
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ....................................................      9,893,123      16,084,223
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ......................................................................             --        (903,051)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................................................................             --        (903,051)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ..........................      9,893,123      15,181,172
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...............................................................     16,354,523      18,473,402
     Value of distributions reinvested ..........................................................             --         903,051
     Cost of shares redeemed ....................................................................   (17,761,813)     (19,359,985)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ............................................    (1,407,290)          16,468
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................................................      8,485,833      15,197,640

NET ASSETS
   Beginning of period ..........................................................................     80,647,854      65,450,214
-----------------------------------------------------------------------------------------------------------------------------------
   End of period ................................................................................    $89,133,687    $ 80,647,854
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ..................   $  1,068,197    $    (11,962)
-----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold ................................................................................      1,099,627       1,476,929
     Issued for distributions reinvested ........................................................            (2)          64,322
     Shares redeemed ............................................................................    (1,197,237)      (1,544,654)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........................................................       (97,612)          (3,403)
===================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund (the "Fund"), Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment obectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax           Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                 $76,633,158               $28,275,570                $(641,539)                 $27,634,031

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


As of December 31, 2006, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2006, the Fund utilized approximately $6,931,084 of capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2006 as follows:

                  Capital              Currency
--------------------------------------------------------------------------------
                    $--                 $6,230

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary         Long-Term
            Income         Capital Gains      Total
--------------------------------------------------------------------------------
           $892,355           $10,696       $903,051

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated        Paid in
            Income       Net Realized Gain     Capital
--------------------------------------------------------------------------------
            $17,009          $(17,009)           $--

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally,

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
--------------------------------------------------------------------------------
        First $100 million               1.00%
         Next $100 million                .95%
         Over $200 million                .90%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $653 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:

                 Purchases              Sales
--------------------------------------------------------------------------------
                $12,675,803           $13,480,541

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral*
--------------------------------------------------------------------------------
                $14,471,785           $15,078,355

* COLLATERAL OF $15,001,767 INCREASED BY $76,588 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations

Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE logo omitted]


GE Investments Funds, Inc.

Premier Growth Equity Fund



Semi-Annual Report

JUNE 30, 2007

[GE LOGO OMITTED]

GE Investments Funds, Inc.
Premier Growth Equity Fund                                              Contents
--------------------------------------------------------------------------------


NOTES TO PERFORMANCE .....................................................    1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...............................    2

NOTES TO SCHEDULE OF INVESTMENTS .........................................    7

FINANCIAL STATEMENTS

     Financial Highlights ................................................    8

     Statement of Assets and Liabilities .................................    9

     Statement of Operations .............................................   10

     Statements of Changes in Net Assets .................................   11

     Notes to Financial Statements .......................................   12

ADDITIONAL INFORMATION ...................................................   17

INVESTMENT TEAM ..........................................................   20


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The S&P 500 is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Premier Growth Equity Fund
-------------------------------------------------------------------------------


DAVID B. CARLSON IS A SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER - U.S. EQUITIES OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON IS PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987, A SENIOR VICE PRESIDENT IN 1989.


Q. HOW DID THE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Premier Growth Equity Fund returned 5.78%. The S&P 500 Index, the Fund's benchmark, returned 6.96% and the Fund's Lipper peer group of 196 Large-Cap Growth funds returned an average of 7.43% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The period continued a rally that had propelled the U.S. equity markets higher over the past year. While first-quarter `07 earnings growth moderated into the single digit range for the first time in three years, corporate profits did climb +9%, surprising market-watchers to the upside. Despite a backdrop of slowing economic growth, a weakening dollar and rising oil prices, stocks rallied amid the strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Fed tightening. By early June, several key U.S. equity indices reached new highs. However, the period ended with a whimper -- during the month of June each broad measure of U.S. equity market performance retreated. The S&P 500's June decline was just its second in 13 months, and its second down month in 2007. The pullback was brought on by renewed inflation fears, and concern that the Fed might need to raise interest rates this year to keep inflation in check. New liquidity and credit concerns also spooked the markets, amid the near collapse of two large sub-prime hedge funds.

    During the six-month period, S&P 500 sectors tilted toward global infrastructure investment outperformed, including energy (+17%), materials (+17%) and industrials (+11%). Telecom (+16%) also rallied on the strength of continued restructuring improvements and sector consolidation. Financials (-1%) offered the only negative sector return, facing credit cycle headwinds and anxiety stemming from leveraged speculation in the debt market. Consumer discretionary (+3%), consumer staples (+5%) and health care (+6%) also lagged.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. While the Fund picked up significant performance relative to the S&P 500 during the second half of the period -- helped by a strategic underweight in financials amid increasing concerns about the aging credit cycle -- the Fund still lagged the benchmark year-to-date. As a growth oriented portfolio, the overweight in technology and healthcare negatively

[photo omitted]

                                                                             Q&A


    impacted performance of the Fund during the period. The Fund was underweight in industrials, and had no holdings in utilities or telecom. The energy weight was modest at 6% of the Fund's holdings.

    Looking at individual holdings, media stocks did well, and Liberty Global and Liberty Capital were up +40% and +20%, respectively. Strength in the Fund's oil services holdings more than offset the energy underweight, as Schlumberger rallied +35% and Transocean was up +31% during the period. Monsanto (+29%) was another notable gainer, as a materials stock leveraged the global development trends.

    On the downside, Amgen, the world's largest biotechnology company, declined -19% during the period amid increased FDA scrutiny. While we have lowered our `07 earnings estimates, we continue to like its innovative product pipeline. Western Union (-7%) also dragged, due to a Mexican-market slowdown caused by immigration concerns. However, we continued to believe in the strength of Western Union's agency business model, its attractive growth rate outside the Americas, and its industry-leading return on invested capital. Bed Bath & Beyond (-5%), UnitedHealth (-5%) and Molex (-4%) represented other key detractors, however we believed the fundamentals remained intact and continue to maintain a conviction towards each company's long-term growth prospects.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes in the Fund's holdings during the period. We had a swap in the retail sector from Home Depot to Lowes. We initiated a position in PepsiCo and eliminated First Data. We also eliminated student lender, Sallie Mae, after a +40% rally on a buyout bid. We ended the period with 33 names in the Fund. Technology stocks made up about 30% of the Fund, with consumer and healthcare at about 20% each.

    With economic growth slowing, the forecast for corporate profits has slowed significantly. This change in the macro environment may lead to a change in stock market leadership where the more cyclically tied companies cool off, and the steady growers start to outperform. Our stock selection continues to be focused on industry leaders, with financial strength and above average long-term growth prospects. We believe these characteristics will lead to strong performance over the long term.

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JANUARY 1, 2007 - JUNE 30, 2007
---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,057.81                           3.66
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.00                           3.61
---------------------------------------------------------------------------------------------------------------------------

  *EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.72% (FROM
   PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

 **ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 5.78%.

Premier Growth Equity Fund                                           (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points are as follows:]

                   Premier Growth Equity Fund              S&P 500 Index

12/97                      $10,000.00                       $10,000.00
12/97                       10,345.74                        10,168.40
12/98                       14,125.24                        13,086.53
12/99                       19,247.20                        15,843.58
12/00                       18,240.70                        14,388.59
12/01                       16,573.75                        12,674.62
12/02                       13,090.75                         9,873.29
12/03                       16,875.83                        12,709.71
12/04                       18,062.45                        14,092.69
12/05                       18,295.86                        14,785.84
12/06                       19,955.08                        17,120.88
06/07                       21,108.62                        18,312.76


Premier Growth Equity Fund (ending value $21,109)
S&P 500 Index (ending value $18,313)


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                  SIX      ONE      FIVE     SINCE
                                MONTHS    YEAR      YEAR   INCEPTION
--------------------------------------------------------------------------------
Premier Growth Equity Fund       5.78%   16.78%     7.53%    8.14%
--------------------------------------------------------------------------------
S&P 500 Index                    6.96%   20.59%    10.72%    6.52%
--------------------------------------------------------------------------------
Lipper peer group average*       7.43%   16.96%     8.51%     N/A
--------------------------------------------------------------------------------
Inception date                12/12/97
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
State Street Corp.                                      3.90%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                     3.89%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       3.74%
--------------------------------------------------------------------------------
Dover Corp.                                             3.50%
--------------------------------------------------------------------------------
Liberty Global, Inc. (Series C)                         3.49%
--------------------------------------------------------------------------------
Paychex, Inc.                                           3.45%
--------------------------------------------------------------------------------
Medtronic Inc.                                          3.35%
--------------------------------------------------------------------------------
Carnival Corp.                                          3.30%
--------------------------------------------------------------------------------
Comcast Corp. (Class A)                                 3.28%
--------------------------------------------------------------------------------
Monsanto Co.                                            3.27%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $112,534 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 30.2%
Consumer Discretionary 19.4%
Healthcare 15.4%
Financials 10.9%
Short-Term 7.8%
Energy 6.8%
Industrials 3.5%
Materials 3.3%
Consumer Staples 2.7%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 196, 194 AND 143 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.6%

Bed Bath & Beyond, Inc.               91,944  $  3,309,065(a)
Carnival Corp.                        76,217     3,717,103
Comcast Corp. (Class A)              131,868     3,687,015(a,e)
Liberty Global, Inc. (Series C)       99,928     3,927,170(a,e)
Liberty Media Holding Corp -
   Capital (Series A)                 27,825     3,274,446(a)
Liberty Media Holding Corp -
   Interactive (Series A)             70,168     1,566,851(a)
Lowe's Companies, Inc.                77,427     2,376,235
                                                21,857,885

CONSUMER STAPLES -- 2.9%

PepsiCo, Inc.                         47,182     3,059,753

ENERGY -- 7.2%

Schlumberger Ltd.                     49,601     4,213,109
Transocean Inc.                       32,664     3,461,731(a)
                                                 7,674,840

FINANCIALS -- 11.6%

AFLAC Incorporated                    58,070     2,984,798
CB Richard Ellis Group, Inc.
   (Class A)                          82,266     3,002,709(a,e)
Federal National Mortgage Assoc.      29,035     1,896,857
State Street Corp.                    64,119     4,385,740(c)
                                                12,270,104

HEALTHCARE -- 16.4%

Amgen, Inc.                           44,762     2,474,891(a)
Johnson & Johnson                     24,196     1,490,957
Lincare Holdings Inc.                 64,119     2,555,142(a)
Medtronic Inc.                        72,588     3,764,414
UnitedHealth Group, Inc.              67,264     3,439,881
Zimmer Holdings, Inc.                 42,343     3,594,497(a)
                                                17,319,782

INDUSTRIALS -- 3.7%

Dover Corp.                           76,942     3,935,583

INFORMATION TECHNOLOGY -- 32.1%

Analog Devices, Inc.                  60,489     2,276,806
Cisco Systems, Inc.                  157,273     4,380,053(a,d)
eBay, Inc.                            78,636     2,530,506(a)
Intuit Inc.                          116,140     3,493,491(a,d)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Linear Technology Corp.               31,454  $  1,138,006
Microsoft Corp.                      110,091     3,244,382
Molex, Inc. (Class A)                114,930     3,051,391(d)
Paychex, Inc.                         99,203     3,880,821
QUALCOMM, Inc.                        84,685     3,674,482
Western Union Co.                    153,643     3,200,384
Yahoo! Inc.                          113,720     3,085,224(a)
                                                33,955,546

MATERIALS -- 3.5%

Monsanto Co.                          54,440     3,676,878

TOTAL INVESTMENTS IN SECURITIES
   (COST $86,345,484)                          103,750,371

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.3%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.4%

GEI Short Term Investment Fund
   5.55%                           2,524,729     2,524,729(b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 5.9%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                           6,259,394     6,259,394(b,c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $8,784,123)                             8,784,123


TOTAL INVESTMENTS
   (COST $95,129,607)                          112,534,494


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (6.3)%                                (6,678,750)
                                              ------------

NET ASSETS-- 100.0%                           $105,855,744
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI Premier Growth Equity had the following long futures contracts open at June 30, 2007 (unaudited):


                                    NUMBER      CURRENT
                    EXPIRATION        OF       NOTIONAL    UNREALIZED
DESCRIPTION            DATE        CONTRACTS     VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures        September 2007       1       $378,850     $(2,163)


See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

(f) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund.

+    Percentages are based on net assets as of June 30, 2007.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
-----------------------------------------------------------------------------------------------------------------------------------

PREMIER GROWTH EQUITY FUND

                                                  6/30/07+      12/31/06      12/31/05     12/31/04        12/31/03      12/31/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --            --            --           --              --      12/12/97
Net asset value, beginning of period ...........    $82.17        $75.65        $74.95       $70.46          $54.74        $69.34
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................      0.07          0.35          0.24         0.47            0.11          0.03
   Net realized and unrealized
      gains/(losses) on investments ............      4.68          6.51          0.73         4.48           15.72        (14.60)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS .      4.75          6.86          0.97         4.95           15.83        (14.57)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................        --          0.34          0.27         0.46            0.11          0.03
   Net realized gains ..........................        --            --            --           --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................        --          0.34          0.27         0.46            0.11          0.03
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................    $86.92        $82.17        $75.65       $74.95          $70.46        $54.74
===================================================================================================================================
TOTAL RETURN (A) ...............................      5.78%         9.07%         1.29%        7.03%          28.91%       (21.02)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....  $105,856      $110,538      $126,682     $137,801        $143,202       $87,569
   Ratios to average net assets:
      Net investment income* ...................      0.15%         0.41%         0.30%        0.62%           0.20%         0.05%
      Expenses* ................................      0.72%         0.71%         0.71%        0.71%           0.70%         0.67%
   Portfolio turnover rate .....................        15%           27%           34%          22%             24%           25%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

*   Annualized for periods less than one year.

+   Unaudited.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  JUNE 30, 2007 (UNAUDITED)
                                                                                                                  PREMIER
                                                                                                                  GROWTH
                                                                                                                EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $86,345,484) ................................................   $103,750,371
   Short-term Investments (at amortized cost) ..............................................................      6,259,394
   Short-term affiliated investments (at amortized cost) ...................................................      2,524,729
   Receivable for investments sold .........................................................................         96,580
   Income receivables ......................................................................................         38,843
   Receivable for fund shares sold .........................................................................            630
   Variation margin receivable .............................................................................          1,540
   Other assets ............................................................................................          1,414
--------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ........................................................................................    112,673,501
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ................................................................      6,259,394
   Payable for investments purchased .......................................................................        281,812
   Payable for fund shares redeemed ........................................................................        186,258
   Payable to GEAM .........................................................................................         90,293
--------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...................................................................................      6,817,757
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................................................................   $105,855,744
================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .........................................................................................     84,842,132
   Undistributed (distribution in excess of) net investment income .........................................        101,529
   Accumulated net realized gain (loss) ....................................................................      3,509,359
   Net unrealized appreciation/ (depreciation) on:
       Investments .........................................................................................     17,404,887
       Futures .............................................................................................         (2,163)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .................................................................................................   $105,855,744
================================================================================================================================
NET ASSETS .................................................................................................    105,855,744
Shares outstanding ($0.01 par value; unlimited shares authorized) ..........................................      1,217,918
Net asset value per share ..................................................................................         $86.92

* Includes $6,098,297 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
                                                                                                      PREMIER
                                                                                                      GROWTH
                                                                                                    EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend .................................................................................    $  418,128
      Interest* ................................................................................         3,613
      Interest from affliated investments ......................................................        49,947
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ...............................................................................       471,688
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .........................................................       351,400
      Transfer agent ...........................................................................            40
      Trustee's fees ...........................................................................         1,433
      Custody and accounting expenses ..........................................................        17,045
      Professional fees ........................................................................        10,206
      Registration expenses ....................................................................         2,000
      Other expenses ...........................................................................         5,999
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .............................................................................       388,123
---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ...............................................................        83,565
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
      Investments ..............................................................................     5,889,617
      Futures ..................................................................................       (33,865)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...........................................................................       160,286
         Futures ...............................................................................        (2,200)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ...................................     6,013,838
---------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................    $6,097,403
===========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses, was $3,423.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
                                                                                                       PREMIER
                                                                                                       GROWTH
                                                                                                     EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                                          JUNE 30, 2007       DECEMBER 31,
                                                                                           (UNAUDITED)            2006
--------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) .....................................................    $     83,565   $    478,425
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps .........................................       5,855,752      6,381,334
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........         158,086      2,887,353
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...........................................       6,097,403      9,747,112
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................              --       (460,461)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................              --       (460,461)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions .................       6,097,403      9,286,651
--------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................       1,225,716      2,711,181
     Value of distributions reinvested .................................................              --        460,457
     Cost of shares redeemed ...........................................................     (12,005,553)   (28,602,300)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...................................     (10,779,837)   (25,430,662)
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................      (4,682,434)   (16,144,011)

NET ASSETS
   Beginning of period .................................................................     110,538,178    126,682,189
--------------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................    $105,855,744   $110,538,178
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........        $101,529   $     17,964
--------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................          14,674         34,867
     Issued for distributions reinvested ...............................................              --          5,588
     Shares redeemed ...................................................................        (141,932)      (369,756)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................................................        (127,258)      (329,301)
================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the "Fund"), Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTION Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:

                                                                                                   Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                 $97,496,065               $18,681,857               $(3,643,428)                $15,038,429


As of December 31, 2006, the Fund has no capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2006, the Fund utilized approximately $3,350,016 of capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


The Fund incurred no such losses after October 31, 2006.

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:

           Ordinary         Long-Term
            Income         Capital Gains      Total
--------------------------------------------------------------------------------
           $460,461             $--         $460,461

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $840 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
                $15,946,192           $26,305,996

SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral*
--------------------------------------------------------------------------------
                $6,098,297            $6,259,394

* COLLATERAL OF $6,275,463 DECREASED BY $16,069 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE logo omitted]



GE Investments Funds, Inc.
Money Market Fund


Semi-Annual Report
JUNE 30, 2007

[GE LOGO OMITTED]

GE Investments Funds, Inc.
Money Market Fund                                                       Contents
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE ........................................................  1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..................................  2

NOTES TO SCHEDULE OF INVESTMENTS ............................................  6

FINANCIAL STATEMENTS

     Financial Highlights ...................................................  7

     Statement of Assets and Liabilities ....................................  8

     Statement of Operations ................................................  9

     Statements of Changes in Net Assets .................................... 10

     Notes to Financial Statements .......................................... 11

ADDITIONAL INFORMATION ...................................................... 15

INVESTMENT TEAM ............................................................. 18



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Money Market Fund
--------------------------------------------------------------------------------

Q&A


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MONEY MARKET FUND. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002.


Q. HOW DID THE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Money Market Fund returned 2.44%. The 90-day Treasury Bill, the Fund's benchmark, returned 2.44% and the Fund's Lipper peer group of 108 Money Market funds returned an average of 2.39% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE SIX-MONTH PERIOD ENDING JUNE 30, 2007.

A. After slumping to a 0.7% growth rate (annualized) in the first quarter, U.S. GDP bounced back in the second quarter with a median estimate of 3.0% (Bloomberg survey of leading economists' forecast). The soft housing market weighed heavily on the economy and there was a curtailment in inventory building in the first quarter of 2007. Employment growth remained healthy through the first half. Monthly change in non-farm payrolls averaged 145,000 for the first six months. Inflation drifted lower but remains on the high side of the Fed's 1-2% comfort zone. The latest reading for the Year-over year Personal Consumption Expenditure Core Price Index (the Fed's preferred measure) was 1.9%.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of performance is our positioning of the average maturity of the Fund given our view on fed policy and its effect on the short end of the yield curve. We extended the average maturity of the Fund early in the year (50 days at June 30th) as we viewed the Fed on hold from raising Fed funds, with a possible chance of a rate cut.

[PHOTO OMITTED]

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JANUARY 1, 2007 - JUNE 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,024.39                           2.46
------------------------------------------------------------------------------------------------------------------------------------

Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,022.12                           2.46
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.49% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD) .

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 2.44%.

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                        GEI MONEY MARKET                 90 DAY T-BILL
06/97                       $10000.00                      $10000.00
12/97                        10267.29                       10259.19
12/98                        10807.37                       10761.88
12/99                        11348.01                       11275.72
12/00                        12055.65                       11952.86
12/01                        12536.20                       12366.68
12/02                        12722.34                       12568.33
12/03                        12821.68                       12697.40
12/04                        12942.88                       12874.86
12/05                        13304.50                       13289.02
12/06                        13922.83                       13931.19
6/07                         14262.47                       14271.76

Money Market Fund (ending value $14,262)
90-Day T-Bill (ending value $14,272)

INVESTMENT PROFILE

A fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term U.S. dollar-denominated money market instruments.


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                SIX       ONE       FIVE        TEN
                              MONTHS     YEAR       YEAR       YEAR
--------------------------------------------------------------------------------
Money Market Fund              2.44%     4.95%     2.45%       3.61%
--------------------------------------------------------------------------------
90 Day T-Bill                  2.44%     5.00%     2.73%       3.62%
--------------------------------------------------------------------------------
Lipper peer group average*     2.39%     4.87%     2.33%       3.49%
--------------------------------------------------------------------------------
Inception date                7/1/85
--------------------------------------------------------------------------------



FUND YIELD AT JUNE 30, 2007
--------------------------------------------------------------------------------

                                  FUND       IBC'S MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                     4.77%+           4.70%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                   4.89%            4.81%
--------------------------------------------------------------------------------


CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

 + THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
   REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT JUNE 30, 2007.

** IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET
   FUNDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


*LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MONEY MARKET FUNDS PEER GROUP CONSISTING OF 108, 107, 91 AND 67 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AND EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MONEY MARKET FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

MONEY MARKET FUND


Portfolio Composition based on a Market Value of $313,369
(in thousands) as of June 30, 2007


[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Certificates of Deposit                37.2%
Commercial Paper                       37.2%
Repurchase Agreements                  15.3%
Corporate Notes                         5.8%
Time Deposit                            4.5%



                                   PRINCIPAL          AMORTIZED
                                      AMOUNT               COST

SHORT-TERM INVESTMENTS -- 99.6%+
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 37.1%

ABN AMRO North America
   5.24%    09/21/07            $ 12,450,000       $  12,301,402
Bank of America Corp.
   5.24%    08/31/07              15,200,000          15,065,041
Barclays PLC
   5.24%    08/15/07              15,280,000          15,179,916
Citigroup Funding Inc.
   5.25%    09/19/07              15,860,000          15,674,967
Goldman Sachs Group
   5.17%    10/22/07              11,000,000          10,821,491
Greenwich Capital Holdings Inc.
   5.28%    11/09/07              11,150,000          11,150,000
HBOS PLC
   5.23%    07/26/07              10,650,000          10,611,337
ING Group
   5.25%    07/11/07              15,000,000          14,978,125
UBS AG
   5.19%    12/06/07              11,190,000          10,935,111
                                                     116,717,390

REPURCHASE AGREEMENTS -- 15.3%

Deutsche Bank
   5.35% dated 06/29/07, to
   be repurchased at $24,010,700
   on 07/02/07 collateralized by
   $24,480,000 U.S. Government
   agency bonds, coupon rate
   4.26%, 5.29%, 5.00%, 5.47%,
   6.50% and 5.49% maturing 09/01/34,
   08/01/34, 03/01/33, 12/01/35,
   03/01/37 and 07/01/36,
   respectively                   24,000,000          24,000,000



                                    PRINCIPAL           AMORTIZED
                                      AMOUNT             COST
   5.40% dated 06/29/07, to
   be repurchased at $24,010,800
   on 07/02/07 collateralized by
   $24,480,000 U.S. Government
   agency bonds, coupon rate 4.26%,
   5.29%, 5.00%, 5.47%, 6.50% and
   5.49% maturing 09/01/34,
   08/01/34, 03/01/33, 12/01/35,
   03/01/37 and 07/01/36
   respectively                 $ 24,000,000       $  24,000,000
                                                      48,000,000

CORPORATE NOTES -- 5.7%

American Express Credit Corp.
   5.42%    03/05/08               6,940,000           6,941,747(i)
Morgan Stanley Group Inc.
   5.36%    08/01/08              11,130,000          11,130,000(i)
                                                      18,071,747

TIME DEPOSIT -- 4.5%

Calyon
   5.38%    07/02/07              13,870,000          13,870,000
State Street Corp.
   4.85%    07/02/07                 150,476             150,476(e)
                                                      14,020,476

CERTIFICATES OF DEPOSIT -- 37.0%

Bank of Montreal
   5.28%    06/06/08              14,000,000          14,000,000
BNP Paribas
   5.31%    10/09/07              15,580,000          15,580,000
Canadian Imperial Bank
   5.32%    07/23/08              10,580,000          10,580,000
Credit Suisse
   5.29%    04/14/08              15,430,000          15,430,000
Deutsche Bank A.G.
   5.35%    08/07/07               8,000,000           8,000,000
Dresdner Bank AG
   5.30%    10/9/07 - 01/10/08     9,120,000           9,120,000
Fortis Bank
   5.28%    07/13/07              15,630,000          15,630,000
HBOS Tre Svc PLC.
   5.28%    09/04/07               4,000,000           3,999,113
Societe Generale
   5.38%    03/27/08              13,000,000          13,000,000
Toronto-Dominion Bank
   5.31%    07/09/07              11,220,000          11,220,000
                                                     116,559,113

TOTAL SHORT-TERM INVESTMENTS
   (COST $313,368,726)                               313,368,726


OTHER ASSETS AND LIABLITES,
   NET-- 0.4%                                          1,295,407
                                                    ------------


NET ASSETS-- 100.0%                                 $314,664,133
                                                    ============


See Notes to Schedule of Investments on page 6 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(b)  Variable or floating rate security. The stated rate represents the rate at June 30, 2007.
+    Percentages are based on net assets as of June 30, 2007.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND

                                                         6/30/07+   12/31/06     12/31/05      12/31/04    12/31/03      12/31/02
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE ...................................         --           --           --            --          --        7/1/85
Net asset value, beginning of period .............      $1.00        $1.00        $1.00         $1.00       $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.02         0.05         0.03          0.01        0.01          0.01
   Net realized and unrealized
      gains on investments .......................         --           --           --            --        0.00(b)       0.00(b)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS ..........       0.02         0.05         0.03          0.01        0.01          0.01
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.02         0.05         0.03          0.01        0.01          0.01
   Return of capital .............................         --           --         0.00(b)         --          --            --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..............................       0.02         0.05         0.03          0.01        0.01          0.01
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................      $1.00        $1.00        $1.00         $1.00       $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .................................       2.44%       4.65%        2.79%         0.95%       0.78%         1.48%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......    $314,664    $279,622     $250,149      $278,703    $392,533      $685,353
   Ratios to average net assets:
      Net investment income* .....................       4.87%       4.58%        2.74%         0.92%       0.80%         1.46%
      Net expenses* ..............................       0.49%       0.49%        0.49%         0.47%       0.43%         0.40%
      Gross expenses* ............................       0.49%       0.49%        0.49%         0.47%       0.43%         0.40%




NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges. Had the adviser not absorbed a portion of the expense, total returns would have been lower.

(b)  Less than $0.01 per share.

*    Annualized for periods less than one year.

+    Unaudited.







See Notes to Financial Statements.

Statement of Assets
and Liabilities JUNE 30, 2007 (UNAUDITED)

                                                                                                                MONEY
                                                                                                               MARKET
                                                                                                                FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Short-term Investments (at amortized cost) .......................................................      $313,368,726
   Income receivables ...............................................................................         1,400,353
   Receivable for fund shares sold ..................................................................            61,071
   Other assets .....................................................................................             2,021
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .................................................................................       314,832,171
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for fund shares redeemed .................................................................             7,307
   Payable to GEAM ..................................................................................           160,731
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ............................................................................           168,038
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................................      $314,664,133
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in ..................................................................................      314,728,002
   Undistributed (distribution in excess of) accumulated net realized gain (loss) ...................          (63,869)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................................      $314,664,133
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding ($0.01 par value; unlimited shares authorized) ...................................      314,717,836
Net asset value per share ...........................................................................            $1.00


See Notes to Financial Statements.

Statement of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                                                 MONEY
                                                                                                                MARKET
                                                                                                                 FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Interest .........................................................................................     $7,941,366
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................................      7,941,366
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .................................................................        667,795
      Transfer agent ...................................................................................             23
      Trustee's fees ...................................................................................          4,159
      Custody and accounting expenses ..................................................................         18,934
      Professional fees ................................................................................         16,398
      Registration expenses ............................................................................          3,365
      Other expenses ...................................................................................         12,336
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .....................................................................................        723,010
---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .......................................................................      7,218,356
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................................     $7,218,356
---------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of
Changes in Net Assets


                                                                                                         MONEY
                                                                                                         MARKET
                                                                                                          FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                            JUNE 30, 2007      DECEMBER 31,
                                                                                             (UNAUDITED)           2006
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..................................................     $    7,218,356     $   12,896,680
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ........................................          7,218,356         12,896,680
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..........................................................         (7,218,356)       (12,896,680)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..............................................................         (7,218,356)       (12,896,680)
-------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ...................................................        121,453,936        176,527,442
     Value of distributions reinvested ..............................................          7,218,355         12,896,680
     Cost of shares redeemed ........................................................        (93,630,586)      (159,950,239)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ................................         35,041,705         29,473,883
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................................         35,041,705         29,473,883

NET ASSETS
   Beginning of period ..............................................................        279,622,428        250,148,545
-------------------------------------------------------------------------------------------------------------------------------
   End of period ....................................................................       $314,664,133      $ 279,622,428
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ......       $         --      $          --

CHANGES IN FUND SHARES
     Shares sold ....................................................................        121,453,933        176,527,116
     Issued for distributions reinvested ............................................          7,218,355         12,897,006
     Shares redeemed ................................................................        (93,630,586)      (159,950,239)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..............................................         35,041,702         29,473,883
-------------------------------------------------------------------------------------------------------------------------------





See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund (the "Fund") and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.



At June 30, 2007, information on the tax cost of investments is as follows:


                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
----------------------------------------------------------------------------------------------------------------------------------

                $313,368,726                $ --                        $ --                        $ --


Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

As of December 31, 2006, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


                  Amount                Expires
--------------------------------------------------------------------------------

                  $63,869             12/31/2010

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

The tax composition of distributions paid during the year ended December 31, 2006 was as follows:


                             Long-Term
         Ordinary             Capital
          Income               Gains             Total
--------------------------------------------------------------------------------

       $12,896,680            $ --           $12,896,680

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares net investment income dividends daily and pays them monthly. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:


                                 Annualized based on
                               average daily net assets
                          -------------------------------------

                           Average Daily       Advisory and
                            Net Assets        Administration
                              of Fund              Fees
---------------------------------------------------------------------------

Money Market Fund       First $100 million         .50%
                         Next $100 million         .45%
                         Next $100 million         .40%
                         Next $100 million         .35%
                         Over $400 million         .30%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $2,308 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds OperatTions Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY
Jeanne M. LaPorta

ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe

TREASURER
Scott H. Rhodes

ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS
AND REAL ESTATE

John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]



GE Investments Funds, Inc.
Mid-Cap Equity Fund

Semi-Annual Report
JUNE 30, 2007

[GE logo omitted]

GE Investments Funds, Inc.
Mid-Cap Equity Fund
--------------------------------------------------------------------------------

                                                                        Contents

NOTES TO PERFORMANCE .....................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...............................     2

NOTES TO SCHEDULE OF INVESTMENTS .........................................     8

FINANCIAL STATEMENTS

     Financial Highlights ................................................     9

     Statement of Assets and Liabilities .................................    10

     Statement of Operations .............................................    11

     Statements of Changes in Net Assets .................................    12

     Notes to Financial Statements .......................................    13

ADDITIONAL INFORMATION ...................................................    18

INVESTMENT TEAM ..........................................................    21



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                   June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell Mid Cap Index (Russell Mid Cap) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise each index.

Russell Mid Cap is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that represent approximately 25% of the total market capitalization of the Russell 1000 Index. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------


DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP EQUITY FUND. SHE HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2004. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.


Q. HOW DID THE MID-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007?

A. For the six-month period ended June 30, 2007, the Mid-Cap Equity Fund returned 11.00%. The Russell Mid-Cap Index, the Fund's benchmark, returned 9.91% and the Fund's Lipper peer group of 153 Mid-Cap Growth funds returned an average of 12.52% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the first half of 2007, the growth style of investing outperformed value. The Fund's growth bias and its overweight in the faster growing information technology and healthcare sectors contributed to performance. In addition, the Fund benefited from an underweight in financials, which continued to be weak due to the flat yield curve environment and increasing concerns about credit risk. In particular, we remained underweight REITs and regional bank stocks, which underperformed the benchmark, thus adding to performance. Mergers and acquisition activity remained robust during the first half of the year, driven in part by relatively low interest rates and private equity's appetite for mid-cap companies. The Fund had two companies that were the target of M&A activity, Affiliated Computer Services and HCR Manor Care.

    Commodity prices boomed during the first half of 2007, and while the Fund was hurt by an underweight in metals and mining stocks, this underperformance was more than offset by the overweight in energy stocks which benefited from the rise in oil prices. Problems in the housing market persisted through the first half of the year as inventories of unsold homes continued to climb. Concerns about the spillover effects of declining home prices on consumer spending resulted in our remaining underweight the consumer discretionary sector, and in particular homebuilding stocks, which positively impacted performance.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed during the six-month period, largely due to solid stock selection within the information technology, healthcare, energy, consumer staples and materials sectors. Specifically Sunpower (+52%), a leading manufacturer of solar cells and panels for electricity generation, rose as investors continued their interest in the high-growth alternative energy space. Meanwhile, the graphic semiconductor chip company Nvidia (+32%) benefited from strong sales and earnings growth. Within healthcare, the Fund was positively impacted by HCR Manor Care


[Photo omitted]

--------------------------------------------------------------------------------
                                                                             Q&A



    (+40%), which saw strong occupancy rates for its nursing homes, and benefited from takeout speculation (company has since announced a buyout by private equity firm Carlyle Group). Energy service companies Dresser-Rand (+61%) and Weatherford International (+32%) performed well due to strong demand fundamentals for this group. Within the materials sector, Martin Marietta Materials (+57%) gained from a strong pricing environment.

    Within the industrial sector, consulting services firm Corporate Executive Board (-25%) detracted from performance, as sales were weaker than expected due to a slowdown in corporate spending and difficulties in building their sales force. Within information technology, detracting from performance was BigBand Networks (-23%) as concerns rose about the deployment of their video switching technology. Fortress Investment Group (-22%) corrected due to discussions of a Senate-proposed tax bill, which would seek to increase the tax on publicly-traded partnerships. Finally, Vertex Pharmaceuticals (-24%) was negatively impacted by uncertainty surrounding the timing of a major drug approval. Believing the fundamentals remain sound, we took advantage of the correction in these four names to add to our existing positions during the period.

Q.  WERE THERE AND SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. During the period we increased the Fund's weighting in the healthcare, energy and telecommunications services sectors and we reduced our exposure to the financial and industrials sectors. We are focused on investing in attractively valued companies with solid earnings prospects, strong market share and superior long-term fundamentals. With an emphasis on growth, we continue to look to invest in innovative companies that provide prospects for above-average earnings growth. Therefore, healthcare and information technology companies represent a meaningful percentage of the Fund's holdings.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



JANUARY 1, 2007 - JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                   PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,109.95                           3.68
-----------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.10                           3.51
-----------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.70% (FROM PERIOD JANUARY 1, 2007 - JUNE 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE SIX MONTH PERIOD).

**  ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED JUNE 30, 2007 WAS: 11.00%.

Mid-Cap Equity Fund                                                  (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------




[Line chart omitted -- plot points are as follows:]

                                Mid-Cap Equity Fund       Russell Midcap Index

6/97                                $10,000.00                 $10,000.00
12/97                                11,576.97                  11,448.16
12/98                                12,351.04                  12,599.03
12/99                                14,483.31                  14,891.44
12/00                                15,683.72                  16,121.16
12/01                                15,734.84                  15,211.37
12/02                                13,568.99                  12,750.93
12/03                                18,038.41                  17,863.48
12/04                                20,928.68                  21,466.46
12/05                                23,385.61                  24,182.17
12/06                                25,349.67                  27,879.55
06/07                                28,136.88                  30,642.69

-------------------------------------------
Mid-Cap Equity Fund (ending value $28,137)
Russell MidCap Index (ending value $30,643)
-------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------
                           SIX        ONE       FIVE      TEN
                          MONTHS     YEAR       YEAR     YEAR
--------------------------------------------------------------------------------
Mid-Cap Equity Fund       11.00%     17.62%    12.34%    10.90%
--------------------------------------------------------------------------------
Russell MidCap Index       9.91%     20.84%    16.39%    11.85%
--------------------------------------------------------------------------------
Lipper peer group
  average*                12.52%     19.18%    13.17%     8.60%
--------------------------------------------------------------------------------
Inception date            5/1/97
================================================================================

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities of mid cap companies under normal circumstances. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.



TOP TEN LARGEST HOLDINGS
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 CB Richard Ellis Group, Inc. (Class A)                  1.90%
--------------------------------------------------------------------------------
 Thermo Electron Corp.                                   1.76%
--------------------------------------------------------------------------------
 Macrovision Corp.                                       1.62%
--------------------------------------------------------------------------------
 Psychiatric Solutions Inc.                              1.62%
--------------------------------------------------------------------------------
 Harsco Corp.                                            1.60%
--------------------------------------------------------------------------------
 Neustar, Inc. (Class A)                                 1.58%
--------------------------------------------------------------------------------
 NII Holdings Inc. (Class B)                             1.49%
--------------------------------------------------------------------------------
 Liberty Global, Inc. (Series C)                         1.38%
--------------------------------------------------------------------------------
 ITC Holdings Corp.                                      1.37%
--------------------------------------------------------------------------------
 Weatherford International Ltd.                          1.35%
================================================================================


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2007
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $228,686 (in thousands)

[Pie chart omitted -- plot points are as follows:]

Information Technology 17.7%
Healthcare 15.9%
Short Term Investments 15.4%
Financials 11.1%
Industrials 9.2%
Consumer Discretionary 8.8%
Energy 6.5%
Telecommunication Services 4.5%
Materials 4.2%
Utilities 3.5%
Consumer Staples 3.2%

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS, ONE YEAR, FIVE-YEAR, AND TEN-YEAR PERIODS INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 153, 151, 135 AND 27 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MID-CAP EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

                              MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.5%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.2%

Bed Bath & Beyond, Inc.               50,453  $  1,815,803(a,d)
Coach, Inc.                           16,072       761,652(a)
Dick's Sporting Goods, Inc.           14,380       836,485(a,e)
Liberty Global, Inc. (Series C)       80,338     3,157,283(a)
Life Time Fitness, Inc.               54,990     2,927,118(a,e)
O'Reilly Automotive, Inc.             79,476     2,904,848(a)
Pulte Homes, Inc.                     33,439       750,706
Regal Entertainment Group,
   (Class A)                          80,257     1,760,036(e)
Starwood Hotels & Resorts
   Worldwide, Inc.                    25,118     1,684,664
The Cheesecake Factory                70,383     1,725,791(a,e)
Weight Watchers
   International Inc.                 33,987     1,727,899(e)
                                                20,052,285

CONSUMER STAPLES -- 3.8%

Alberto-Culver Co.                    94,415     2,239,524
Brown-Forman Corp. (Class B)           7,937       580,036(e)
Clorox Co.                            35,280     2,190,888
McCormick & Company, Inc.             43,986     1,679,385
The Kroger Co.                        24,062       676,864
                                                 7,366,697

ENERGY -- 7.6%

Dresser-Rand Group, Inc.              58,416     2,307,432(a)
EOG Resources, Inc.                   24,037     1,756,143
GlobalSantaFe Corp.                   32,154     2,323,127
Hess Corp.                            33,853     1,995,973
Nexen, Inc.                           55,383     1,714,104
Peabody Energy Corp.                  34,760     1,681,689
Weatherford International Ltd.        56,044     3,095,871(a)
                                                14,874,339

FINANCIALS -- 12.9%

Affiliated Managers Group, Inc.       17,229     2,218,406(a,e)
CB Richard Ellis Group, Inc.
   (Class A)                         118,985     4,342,953(a,d)
CVB Financial Corp.                  179,504     1,996,084(e)
Douglas Emmett, Inc. (REIT)           52,853     1,307,583
Fortress Investment
   Group LLC (Class A)                78,655     1,873,562(e)
Greenhill & Company, Inc.             33,212     2,281,997(e)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                        18,563  $  1,828,641
HCC Insurance Holdings, Inc.          83,640     2,794,412
Legg Mason, Inc.                      27,602     2,715,485
SL Green Realty Corp. (REIT)          17,764     2,200,782
Zions Bancorporation                  22,162     1,704,479
                                                25,264,384

HEALTHCARE -- 18.5%

Alcon, Inc.                           13,873     1,871,606
Amylin Pharmaceuticals, Inc.          65,911     2,712,897(a,e)
Barr Pharmaceuticals, Inc.            55,351     2,780,281(a)
DENTSPLY International, Inc.          65,752     2,515,672
Gen-Probe Inc.                        34,681     2,095,426(a)
Gilead Sciences, Inc.                 42,668     1,654,238(a)
Henry Schein, Inc.                    35,926     1,919,526(a)
Hologic, Inc.                         54,983     3,041,110(a,e)
Lifecell Corp.                        57,520     1,756,661(a,e)
Manor Care, Inc.                      42,845     2,797,350
Psychiatric Solutions Inc.           101,869     3,693,770(a)
Resmed, Inc.                          44,632     1,841,516(a,e)
Smith & Nephew PLC ADR                31,822     1,973,919(e)
Thermo Electron Corp.                 77,808     4,024,230(a,d)
Vertex Pharmaceuticals, Inc.          59,353     1,695,122(a,e)
                                                36,373,324

INDUSTRIALS -- 10.8%

Corporate Executive Board Co.         39,262     2,548,496
CoStar Group, Inc.                    43,341     2,291,872(a,e)
Dover Corp.                           23,080     1,180,542
Harsco Corp.                          70,261     3,653,572
Hexcel Corp.                          93,591     1,971,962(a,e)
Joy Global, Inc.                      28,561     1,665,963
SAIC, Inc.                            99,138     1,791,424(a,e)
Spirit Aerosystems
   Holdings, Inc. (Class A)           33,553     1,209,586(a)
Stericycle, Inc.                      12,437       552,949(a)
Textron Inc.                          21,993     2,421,649
WESCO International, Inc.             30,452     1,840,823(a)
                                                21,128,838

INFORMATION TECHNOLOGY -- 20.6%

Activision, Inc.                     159,431     2,976,577(a,d)
Citrix Systems, Inc.                  54,983     1,851,278(a)
Cogent, Inc.                         117,421     1,724,914(a,e)
Comverse Technology, Inc.             83,073     1,732,072(a,d)
DST Systems, Inc.                     28,796     2,280,931(a)
Electronic Arts, Inc.                  8,459       400,280(a)
Global Cash Access
   Holdings, Inc.                    153,012     2,451,252(a)
Harris Corp.                          43,656     2,381,435(d)
Hittite Microwave Corp.               38,911     1,662,667(a,e)


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MID-CAP EQUITY FUND

Schedule of Investments                                June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Intuit Inc.                           78,734  $  2,368,319(a)
Juniper Networks, Inc.               114,167     2,873,583(a)
Limelight Networks, Inc.              53,519     1,058,606(a)
Linear Technology Corp.               26,782       968,973(e)
Macrovision Corp.                    123,390     3,709,103(a,e)
Mettler Toledo
   International Inc.                 19,888     1,899,503(a)
Microchip Technology Inc.             57,865     2,143,320
Molex, Inc. (Class A)                 76,117     2,020,906
Network Appliance, Inc.               32,014       934,809(a)
Nvidia Corp.                          42,294     1,747,165(a)
Paychex, Inc.                         55,545     2,172,920
Salesforce.com, Inc.                  27,914     1,196,394(a)
                                                40,555,007

MATERIALS -- 4.8%

Cabot Corp.                           40,652     1,938,287
Martin Marietta Materials, Inc.       17,594     2,850,580
Monsanto Co.                          33,934     2,291,902
Praxair, Inc.                         33,717     2,427,287
                                                 9,508,056

TELECOMMUNICATION SERVICES -- 5.3%

American Tower Corp. (Class A)        48,399     2,032,758(a)
BigBand Networks, Inc.               100,546     1,318,158(a,e)
Neustar, Inc. (Class A)              124,949     3,619,773(a,e)
NII Holdings Inc. (Class B)           42,141     3,402,464(a)
                                                10,373,153

UTILITIES -- 4.0%

DTE Energy Co.                        33,439     1,612,429
ITC Holdings Corp.                    76,981     3,127,738(e)
PPL Corp.                             35,181     1,646,119
SCANA Corp.                           40,793     1,561,964
                                                 7,948,250

TOTAL INVESTMENTS IN SECURITIES
   (COST $150,737,291)                         193,444,333

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.9%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.2%

GEI Short Term Investment Fund
   5.55%                           2,425,205  $  2,425,205(b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 16.7%

State Street Navigator Securities
   Lending Prime Portfolio
   5.36%                          32,816,575    32,816,575(b,c)

TOTAL SHORT-TERM INVESTMENTS
   (COST $35,241,780)                           35,241,780


TOTAL INVESTMENTS
   (COST $185,979,071)                         228,686,113


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (16.4)%                              (32,293,471)
                                            --------------


NET ASSETS -- 100.0%                        $  196,392,642
                                            ==============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at June 30, 2007 (unaudited):


                                  NUMBER       CURRENT
                 EXPIRATION         OF        NOTIONAL     UNREALIZED
DESCRIPTION         DATE         CONTRACTS      VALUE     DEPRECIATION
--------------------------------------------------------------------------------

S&P Midcap
  400 Futures   September 2007       3       $1,356,300     $(4,542)


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                       June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.
(b) Coupon amount represents effective yield.
(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.
(d) At June 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.
(e) All or a portion of the security is out on loan.
(f) GEAM, the investment advisor of the fund, serves as investment advisor of the GEI Short Term Investment Fund. + Percentages are based on net assets as of June 30, 2007.

Abbreviations:

ADR   American Depository Receipt
GDR   Global Depository Receipt
REIT  Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND

                                                   6/30/07+      12/31/06     12/31/05      12/31/04     12/31/03      12/31/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --             --           --            --           --        5/1/97
Net asset value, beginning of period .............   $18.19         $19.22       $18.33        $17.48       $13.30        $15.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................     0.05           0.23         0.05          0.17         0.19          0.12
   Net realized and unrealized
      gains/(losses) on investments ..............     1.95           1.40         2.11          2.63         4.19         (2.28)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...     2.00           1.63         2.16          2.80         4.38         (2.16)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       --           0.22         0.06          0.14         0.18          0.12
   Net realized gains ............................       --           2.44         1.21          1.81         0.02          0.08
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       --           2.66         1.27          1.95         0.20          0.20
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................   $20.19         $18.19       $19.22        $18.33       $17.48        $13.30
===================================================================================================================================
TOTAL RETURN (A) .................................   11.00%          8.40%       11.74%        16.02%       32.94%      (13.76)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...... $196,393       $199,311     $229,097      $239,831     $226,929      $170,422
   Ratios to average net assets:
      Net investment income* .....................    0.47%          1.01%        0.24%         0.89%        1.36%         0.82%
      Expenses* ..................................    0.70%          0.69%        0.70%         0.70%        0.69%         0.68%
   Portfolio turnover rate .......................      36%            29%          27%           78%          28%           37%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.
*   Annualized for periods less than one year.
+   Unaudited.

See Notes to Financial Statements.

                                                                                                                MID-CAP
Statement of Assets                                                                                             EQUITY
and Liabilities  JUNE 30, 2007 (UNAUDITED)                                                                       FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $150,737,291) ..............................................  $193,444,333
   Short-term Investments (at amortized cost) .............................................................    32,816,575
   Short-term affiliated investments (at amortized cost) ..................................................     2,425,205
   Receivable for investments sold ........................................................................     2,985,072
   Income receivables .....................................................................................       174,507
   Receivable for fund shares sold ........................................................................         2,007
   Other assets ...........................................................................................         1,616
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .......................................................................................   231,849,315
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ...............................................................    32,816,575
   Payable for investments purchased ......................................................................     2,205,578
   Payable for fund shares redeemed .......................................................................       283,283
   Payable to GEAM ........................................................................................       148,537
   Variation margin payable ...............................................................................         2,700
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..................................................................................    35,456,673
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................  $196,392,642
===========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ........................................................................................   132,790,041
   Undistributed (distribution in excess of) net investment income ........................................       478,354
   Accumulated net realized gain (loss) ...................................................................    20,421,747
   Net unrealized appreciation/(depreciation) on:
       Investments ........................................................................................    42,707,042
       Futures ............................................................................................        (4,542)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................................  $196,392,642
===========================================================================================================================
NET ASSETS ................................................................................................   196,392,642
Shares outstanding ($0.01 par value; unlimited shares authorized) .........................................     9,728,742
Net asset value per share .................................................................................        $20.19


* Includes $31,728,456 of securities on loan.

See Notes to Financial Statements.

                                                                                                    MID-CAP
Statement of Operations                                                                               EQUITY
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)                                                     FUND
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ..................................................................................   $1,006,498
      Interest* .................................................................................       71,228
      Interest from affliated investments .......................................................       81,870
      Less: Foreign taxes withheld ..............................................................       (4,637)
--------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ................................................................................    1,154,959
--------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees ..........................................................      642,111
      Transfer agent ............................................................................           23
      Trustee's fees ............................................................................        2,608
      Custody and accounting expenses ...........................................................       20,564
      Professional fees .........................................................................       11,957
      Registration expenses .....................................................................        2,838
      Other expenses ............................................................................       13,289
--------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ..............................................................................      693,390
--------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) ................................................................      461,569
==============================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ............................................................................   17,281,138
         Futures ................................................................................      (83,280)
         Foreign currency transactions ..........................................................           20
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ............................................................................    3,025,785
         Futures ................................................................................      (30,146)
         Foreign currency transactions ..........................................................           15
--------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ....................................   20,193,532
--------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................  $20,655,101
==============================================================================================================


* Income attributable to security lending activity, net of rebate expenses, was $71,228.



See Notes to Financial Statements.


                                                                                                     MID-CAP
Statements of                                                                                        EQUITY
Changes in Net Assets                                                                                 FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                                           JUNE 30, 2007     DECEMBER 31,
                                                                                            (UNAUDITED)         2006
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ...................................................     $    461,569  $    2,107,300
     Net realized gain (loss) on investments, futures, written options,
       foreign currency transactions and swaps .......................................       17,197,878      24,149,867
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ........        2,995,654      (8,838,212)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations .........................................       20,655,101      17,418,955
-------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ...........................................................               --      (2,123,415)
     Net realized gains ..............................................................               --     (23,338,915)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................................................               --     (25,462,330)
-------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations and distributions ...............       20,655,101      (8,043,375)
-------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares ....................................................          471,333       1,813,307
     Value of distributions reinvested ...............................................               --      25,462,330
     Cost of shares redeemed .........................................................      (24,044,529)    (49,018,282)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions .................................      (23,573,196)    (21,742,645)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................................      (2,918,095)     (29,786,020)

NET ASSETS
   Beginning of period ...............................................................      199,310,737     229,096,757
-------------------------------------------------------------------------------------------------------------------------
   End of period .....................................................................     $196,392,642  $  199,310,737
=========================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .......     $    478,354  $       16,785
-------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .....................................................................           24,379          92,067
     Issued for distributions reinvested .............................................               --       1,391,385
     Shares redeemed .................................................................      (1,250,974)      (2,449,915)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............................................      (1,226,595)        (966,463)
=========================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund (the "Fund"), Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair value." These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At June 30, 2007, information on the tax cost of investments is as follows:



                  Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------
                $186,661,507               $46,277,635               $(4,253,029)               $42,024,606

As of December 31, 2006, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2006.

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2006 was as follows:


                             Long-Term
           Ordinary           Capital
            Income             Gains          Total
--------------------------------------------------------------------------------

          $3,072,947       $22,389,383    $25,462,330

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2006 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------
           $17,550           $(17,550)        $ --

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to one of the Funds are allocated to that portfolio. Expenses which are not directly identifiable to one of the Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.  LINE OF CREDIT

The Fund shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by each of the borrowing Funds. The maximum amount allowed to be borrowed by any one of the Funds is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Fund during the period ended June 30, 2007.


4.  AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending June 30, 2007, $1,536 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of

Notes to Financial Statements                          June 30, 2007 (unaudited)
--------------------------------------------------------------------------------

the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
                $69,619,822           $88,722,830


SECURITY LENDING At June 30, 2007, the Fund participated in securities lending:


            Loaned securities            Cash
              at market value         collateral*
--------------------------------------------------------------------------------
                $31,728,456           $32,816,575

* COLLATERAL OF $33,133,590 DECREASED BY $317,015 ON JULY 1, 2007 TO REFLECT THE JUNE 30, 2007 CHANGE IN VALUE OF SECURITIES ON LOAN.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.




INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from
Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson

SECRETARY
Jeanne M. LaPorta

ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe

TREASURER
Scott H. Rhodes

ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC

COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER
Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS Paul M. Colonna, PRESIDENT - FIXED INCOME
Kathryn D. Karlic, EVP, PRESIDENT - SALES AND MARKETING
Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES
Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES
Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

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

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

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

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


INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

[GE logo omitted]


ITEM 2. CODE OF ETHICS.

Applicable only to an annual filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable only to an annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable only to an annual filing.


ITEM 5. Audit Committee of Listed Registrants

Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	 INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  September 05, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  September 05, 2007

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE INVESTMENTS FUNDS, INC.

Date:  September 05, 2007

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.